Registration No. 33-3076
                                                               File No. 811-4576

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                               [X]


Pre-Effective Amendment No._____                                         [   ]
                           -----

Post-Effective Amendment No. 23                                            [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940                                                                [X]

Amendment No. 25                                                           [X]


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          BOND FUND SERIES - OPPENHEIMER CONVERTIBLE SECURITIES FUND
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              (Exact Name of Registrant as Specified in Charter)

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                  350 Linden Oaks, Rochester, New York 14625
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             (Address of Principal Executive Offices) (Zip Code)

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                                  800-552-1149
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             (Registrant's Telephone Number, including Area Code)

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                             Andrew J. Donohue, Esq.
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                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
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                   (Name and Address of Agent for Service)

                    With a copy to: Ronald M. Feiman, Esq.
                             Mayer, Brown & Platt
                   1675 Broadway, New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b) [X] On February 2, 2001 pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _______________ pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
[   ]                                 This      post-effective       amendment
designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Convertible Securities Fund
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Prospectus dated February 2, 2001


                                               Oppenheimer           Convertible
                                         Securities  Fund is a mutual  fund that
                                         seeks a high  level of total  return as
                                         its  goal,  through  a  combination  of
                                         current      income     and     capital
                                         appreciation.  It invests  primarily in
                                         securities  that are  convertible  into
                                         common stock.

                                               This Prospectus contains
                                         important information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks. It also contains
As with all mutual funds, the important information about how to buy Securities and Exchange Commission has and sell shares of the Fund and other not approved or disapproved the Fund's account features. Please read this securities nor has it determined that Prospectus carefully before you invest this Prospectus is accurate or and keep it for future reference about complete. It is a criminal offense to your account.
represent otherwise.

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                                                      (logo) OppenheimerFunds
The Right Way to Invest

Contents

      A B O U T  T H E  F U N D

            The Fund's Investment Objective and  Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed


                  A B O U T  Y O U R  A C C O U N T

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class M Shares
            Class N Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Web Site
            Retirement Plans

            How to Sell Shares

            By Wire
            By Mail
            By Telephone


            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

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WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high level of total return on its assets through a combination of current income and capital appreciation.
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WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests at least 65% of its total assets in convertible securities under normal market conditions. Those convertible securities include domestic and (to a limited extent) foreign corporate bonds, notes, warrants and preferred stocks that can be exchanged for (converted into) common stock of the issuer. The Fund can invest without limit in lower-grade, high-yield convertible debt securities, sometimes called "junk bonds," and many of the convertible bonds the Fund buys are below investment grade.

      The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. Although the Fund currently emphasizes investments in smaller cap issuers, it does not limit its investments to securities of issuers in a particular market capitalization range and can hold securities of small-cap, medium-cap and large-cap issuers.

      While the Fund can also invest up to 35% of its total assets in non-convertible debt securities and common stocks, not more than 15% of its total assets can be invested in common stocks that do not pay dividends. These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting securities for the Fund, the Fund's portfolio manager uses a disciplined, value-oriented investment approach based on a fundamental "bottom-up" analysis of the financial condition of individual issuers rather than overall market or industry conditions or trends. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time):

o The portfolio manager analyzes the balance sheet strength of individual issuers, including current and historic financial condition, trading activity in their securities, present and anticipated cash flows, estimated values in relation to historic cost, the issuer's managerial expertise, debt maturity schedules, current and future borrowing requirements and any change in its condition that might affect its ability to meet future obligations.
o The portfolio manager searches for convertible debt securities that might offer participation in equity-like returns without excessive price volatility.
o To avoid the volatility of owning stocks directly, the portfolio manager generally sells stocks after they are obtained by converting securities the Fund held.
o While the Fund is not required to sell securities to maintain 65% of its total assets in convertible securities, if its investments in non-convertible securities, cash and common stock exceed 35% it will make new investments only in convertible securities until the 65% standard is met.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking high total return over the long term from a fund that invests for both current income and capital appreciation in convertible securities. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in lower-grade bonds and the changes in share prices that can occur when interest rates change. The Fund is intended as a long-term investment, not a short-term trading vehicle, and may be appropriate as part of an investor's retirement plan portfolio. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund


All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Fund's investment Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.


CREDIT RISK. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. Debt securities and preferred stocks issued by domestic and foreign corporations are subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.


Special Risks of  Lower-Grade  Securities.  Because the Fund can invest  without limit in securities rated below investment grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the Fund to sell them quickly at an acceptable price. These risks can reduce the Fund's share prices and the income it earns.

 Special Risks of Small-Cap Issuers. While the Fund can buy convertible securities of companies of small, medium or large market capitalizations, investments in small-capitalization companies may offer greater potential for high total return than securities of larger issuers, and at times the Fund may have large investments in convertible securities of small-cap issuers. These securities may have less of a trading market and may be subject to greater risks of default than securities of larger issuers.

INTEREST RATE RISKS. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for debt securities having longer maturities than for shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

STOCK MARKET RISKS. Because most of the Fund's investments are convertible into common stock, the prices of the Fund's investments in convertible securities are sensitive to events that affect the values of the issuer's common stock. Those can include broad stock market events as well as events affecting the particular issuer, such as poor earnings reports, loss of major customers, major litigation, or regulatory changes affecting the issuer or its industry. The income offered by fixed-income securities can help reduce the effect of that volatility on the Fund's total return to some degree, but the prices of the Fund's convertible securities will be affected by those events.

THERE ARE SPECIAL RISKS IN USING DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, structured notes, and equity-linked debt securities are examples of derivatives the Fund can use.


      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could fall or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold and is not required to use them to seek its objective. Using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.


HOW RISKY IS THE FUND OVERALL?  The risks described above  collectively form the overall  risk  profile  of the  Fund and can  affect  the  value  of the  Fund's investments, its investment performance, and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      The values of debt securities, particularly lower-grade securities, can be affected by a number of factors, such as interest rate changes and other market factors, and the prices of the Fund's shares can go up and down. The income from the Fund's investments may help cushion the Fund's total return from changes in prices, but debt securities are subject to credit risks that can also affect their values and income and the share prices of the Fund. In the OppenheimerFunds spectrum, the Fund generally has more risks than bond funds that focus primarily on U. S. government securities and investment-grade bonds but may be less volatile than funds that focus solely on investments in stocks.


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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance


The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class M shares) from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of broad-based market indices. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.


Annual Total Returns (Class M) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 16.47% (4Q'99) and the lowest return (not annualized) for a calendar quarter was -10.70% (3Q'98).

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Average Annual Total Returns  1 Year          5 Years            10 Years
for the periods ended                         (or life of
December 31, 2000                             class, if less)
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Class M Shares                  -8.38%         8.57%             14.49%

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Goldman Sachs Conv. Bond 100     2.38%        12.56%             14.45%1
Index

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Lehman Bros. Aggregate Bond    11.63%          6.46%              7.96%
Index

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Class A Shares (inception     -10.28%          8.55%             10.28%
5/1/95)

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Class B Shares (inception       -9.78%         8.72%                 .50%
5/1/95)

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Class C Shares (inception       -6.41%        9.06%              N/A
3/11/96)

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1     From 12/31/89.
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2     From 12/31/89.

Class M shares were first publicly offered 6/3/86 as Class A shares and were re-designated as Class M shares on 3/11/96. The Fund's Class Y shares, which had been offered since 5/1/95, were re-designated as Class A shares on 3/11/96.


The Fund's average annual total returns include the current maximum initial sales charges of 5.75% for Class A and 3.25% for Class M; the contingent deferred sales charge of 5% (1-year) and 2% (5 year) and 1% (life of Class) for Class B; and the 1% contingent deferred sales charge for the 1-year period for Class C.


The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class M Shares is compared to the Goldman Sachs Convertible Bond 100 Index, an unmanaged index of convertible securities and the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds. The index performance reflects the reinvestment of income but does not consider the effects of transaction costs. The Fund also compares its performance to that of the S&P 500 index an unmanaged index of common stock, and that comparison may be found in the Fund's annual report. The Fund's investments may vary from the securities in the indices. Class N shares were not publicly offered during the period shown.

Fees and Expenses of the Fund


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended December 31, 2000, except that the numbers for Class N shares, which is a new class, are based on the Fund's anticipated expenses for Class N shares during the upcoming year.


Shareholder Fees (charges paid directly from your investment):

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               Class A      Class B      Class C       Class M      Class N
               Shares       Shares       Shares        Shares       Shares
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Maximum Sales  5.75%        None         None          3.25%            None
Charge (Load)
on purchases
(as % of
offering
price)
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Maximum        None1        5%2          1%3           None             1%4
Deferred
Sales Charge
(Load)
(as % of the
lower of the
original
offering
price or
redemption
proceeds)
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1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3.    Applies to shares redeemed within twelve (12) months of purchase.
4. Applies to shares redeemed within eighteen (18) months of a retirement plan's first purchase of Class N shares.


Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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               Class A      Class B      Class C       Class M      Class N
               Shares       Shares       Shares        Shares       Shares
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Management     0.47%        0.47%        0.47%         0.47%        0.47%
Fees
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Distribution   0.25%        1.00%        1.00%         0.75%        0.50%
and/or
Service
(12b-1) Fees

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Other Expenses 0.23%        0.24%        0.23%         0.23%        0.23%
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Total Annual   0.95%        1.71%        1.70%         1.45%        1.20%
Operating
Expenses

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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays. Class N shares were not offered for sale during the Fund's last fiscal year. The expenses above for Class N shares are based on the expected expenses for that class of shares for the current fiscal year.


EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed:  1 Year         3 Years       5 Years       10 Years1
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Class A Shares           $666           $860          $1,070        $1,674
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Class B Shares           $674           $839          $1,128        $1,633
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Class C Shares           $273           $536          $   923       $2,009

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Class M Shares           $468           $769          $1,091        $2,004

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Class N Shares           $197           $303          $   525       $1,166

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If shares are not        1 Year         3 Years       5 Years       10 Years1
redeemed:
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Class A Shares           $666           $860          $1,070        $1,674
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Class B Shares           $174           $539          $   928       $1,633
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Class C Shares           $173           $536          $   923       $2,009

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Class M Shares           $468           $769          $1,091        $2,004

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Class N Shares           $  97          $303          $   525       $1,166
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In the first example, expenses include the initial sales charge for Class A and Class M and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A and Class M expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. 1. Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.


About the Fund's Investments


THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.


      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share prices and yields of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Convertible Securities. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. In general, convertible securities:

What is a "Convertible" security? A convertible security is one that can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula.

o have higher yields than common stocks but lower yields than comparable non-convertible securities,
o may be subject to less fluctuation in value than the underlying stock because of their income, and
o provide potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as "equity substitutes").

      The Fund does not invest only in securities of issuers in a particular market capitalization range, and at times the Manager might increase the relative emphasis of securities of issuers in a particular capitalization range if the Manager believes they offer greater opportunities for total return.

      Securities of smaller, newer companies may offer greater potential for higher returns, but they are also subject to greater risks of default than larger, more established issuers. They may have unseasoned management, they may lack established markets for their products or services and may be dependent on only a few customers or suppliers for a greater amount of their business. Also, they may not have the financial strength to sustain them through business downturns or adverse market conditions. These securities may have less of a trading market than securities of larger issuers, and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. As a result, the Fund's investments in securities of these issuers have greater risks. The Fund might not achieve its expected returns from them and its share price may fluctuate more to the extent that it holds these investments.

      In selecting securities for the Fund's portfolio and evaluating their yield potential and credit risk, the Manager does not rely solely on ratings by rating organizations but evaluates business and economic factors affecting an issuer as well. The debt securities the Fund buys may be rated by nationally-recognized rating organizations such as Moody's Investors Service, Inc. or Standard & Poor's Rating Service, or they may be unrated securities assigned an equivalent rating by the Manager. Credit ratings evaluate the expectation of scheduled payments of interest and principal, not market risks. Rating agencies might not always change their credit ratings of an issuer in a timely manner to reflect the events that could affect an issuer's ability to make timely payments on its obligations.

      The Fund can invest in debt securities that are investment grade or below investment grade in credit quality and at times will invest substantial amounts of its assets in securities below investment grade to seek higher income as part of its goal. "Investment-grade" rated securities are those in the four highest rating categories of national ratings organizations. The ratings definitions of the principal ratings organizations are included in Appendix A to the Statement of Additional Information.

Convertible Preferred Stock. Unlike common stock, preferred stock typically has a stated dividend rate. When prevailing interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred stock generally is subordinate to the rights of the company's debt securities. Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or non-cumulative.

      Some convertible preferred stock with a mandatory conversion feature has a set call price to buy the underlying common stock. If the underlying common stock price is less than the call price, the holder will pay more for the common stock than its market price. The issuer might also be able to redeem the stock prior to the mandatory conversion date, which could diminish the potential for capital appreciation on the investment.

"Mandatory-Conversion" Securities. These securities may combine features of both equity and debt securities. Normally they have a mandatory conversion feature and an adjustable conversion ratio. One type of mandatory conversion security is the convertible preferred stock discussed above. Another is the "equity-linked" debt security, having a principal amount at maturity that depends on the performance of a specified equity security, such as the issuer's common stock. Their values can also be affected by interest rate changes and credit risks of the issuer. They may be structured in a way that limits their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Since the market for these securities is still relatively new, they may be less liquid than other convertible securities.

Lower-Grade  Securities.  Lower-grade  convertible  securities may offer greater opportunities for higher returns than higher-grade securities. Lower-grade securities are those rated below "Baa" by Moody's or lower than "BBB" by Standard & Poor's or similar ratings by other nationally-recognized rating organizations. The Fund does not invest in securities rated below "C" or which are in default. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

o Special Risks of Lower-Grade Securities. While investment-grade securities are subject to risks of non-payment of interest and principal, in general, higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities as stated in "Main Risks of Investing in the Fund." There may be less of a market for them and therefore they may be harder to sell at an acceptable price. These risks mean that the Fund might not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share could be affected by declines in value of these securities.

      The Fund also invests in investment-grade debt securities. It is not required to dispose of debt securities whose ratings fall after the Fund buys them. However, the portfolio manager will monitor those holdings of issuers whose credit quality falls to determine whether the Fund should sell them.

Derivative Investments. In addition to using hedging instruments such as options, the Fund can use other derivative investments, such as structured notes and "mandatory-conversion" securities, including "equity-linked" debt securities, because they offer the potential for increased income and principal value.

      Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.


o "Structured" Notes. Structured notes are specially-designed derivative debt investments. Payments of principal or interest on those notes are linked to the value of an index (such as a currency or securities index) an individual stock, or a commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.


      The principal and/or interest payments depend on the performance of one or more other securities or indices. The values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore, the Fund could receive more or less than it originally invested when the notes mature. It might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a not a fundamental policy but will not be changed by the Board without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Foreign Securities. The Fund can invest up to 15% of its net assets in foreign securities. The Fund can buy securities of companies in both developed markets and emerging markets. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

o Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Zero-Coupon  Securities.  Some  of the  debt  securities  the  Fund  can buy are zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value. Zero-coupon securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.


Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale or cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.


Hedging. The Fund can buy and sell put and call options. These are referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes and has limits on its use of them.

      The Fund could write covered call options on stocks, purchase put options on stocks and enter into closing transactions on these options for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may fall or to try to increase its income.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive Investments. For cash management purposes the Fund can hold cash equivalents such as commercial paper, repurchase agreements, U.S. Treasury bills and other short-term U.S. government securities. In times of unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be short-term U.S. government securities, commercial paper in the highest rating category, bank obligations of domestic banks having assets of at least $500 million or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.


      The Manager has been an investment advisor since January 1960. The Manager (including subsidiaries) managed assets of more than $125 billion as of December 31, 2000, including more than 65 funds having more than 5 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.


Portfolio  Manager.  The portfolio manager of the Fund is Edward Everett.  Mr.
      Everett has been a portfolio manager of the Fund since July 12, 1993 and he is the person principally responsible for the day-to-day management of the Fund's portfolio. Mr. Everett is a Vice President of the Manager. Prior to joining the Manager in January 1996, he was a portfolio manager of Fielding Management Company, Inc., an investment advisor.


Advisory Fees. Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.625% of the first $50 million of average annual net assets of the Fund, 0.50% of the next $250 million, and 0.4375% of average annual net assets over $300 million. The Fund's advisory fee for its last fiscal year ended December 31, 2000 was 0.47% of average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW DO you buy SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

BuyingShares Through Your Dealer. You can buy shares through any dealer, broker, or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.


BuyingShares Through the Distributor. Complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.


   o Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
      1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.

   o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

   o Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional Information.


How Much Must You Invest? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

   o With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.

   o Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25.

   o The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer, or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.


At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value. The Board has adopted special procedures for valuing illiquid securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

BuyingThrough a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
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Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
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Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How CanYou Buy Class B Shares?" below.
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Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.
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Class M Shares. If you buy Class M shares,  you pay an initial sales charge. The
      amount  of  that  sales   charge   depends  on  the  amount  you   invest.
      Additionally, there is an annual asset-based sales charge.


Class N  Shares.  Class N shares  are  offered  only  through  retirement  plans
      (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds, or through retirement plans (not including IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible plan participants. Non-retirement plan investors cannot buy Class N shares directly. If you buy Class N shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within eighteen (18) months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class N Shares?" below.

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Which class of shares should you choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes. Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.


How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A or Class M shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class C shares; Class B shares are not available for purchase by such retirement plans.


   o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A, Class M or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C or Class M shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C and Class M shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.


      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C or Class M shares from a single investor.


    o Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C, Class M or Class N shareholders. Other features may not be advisable because of the effect of the contingent deferred sales charge for Class B, Class C or Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C, Class M and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B, Class C, Class M and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are not available for Class B, Class C or Class N shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to My Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that asset-based sales charges and the Class B, Class C and Class N contingent deferred sales charges have the same purpose as the front-end sales charge on sales of Class A and Class M shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

Special Sales Charge Arrangements and Waivers. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN you BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

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  Amount of Purchase      Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                            Charge As a Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
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  Less than $25,000       5.75%            6.10%             4.75%
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  $25,000 or more but     5.50%            5.82%             4.75%
  less than $50,000
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  $50,000 or more but     4.75%            4.99%             4.00%
  less than $100,000
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  $100,000 or more but    3.75%            3.90%             3.00%
  less than $250,000
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  $250,000 or more but    2.50%            2.56%             2.00%
  less than $500,000
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  $500,000 or more but    2.00%            2.04%             1.60%
  less than $1 million
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Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more or for certain purchases by particular types of retirement plans described in Appendix C to the Statement of Additional Information. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by retirement plans. For those retirement plan accounts, the concession is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, based on the cumulative purchases during the prior 12 months ending with the current purchase. In either case, the concession will be paid only on purchases that were not previously subject to a front-end sales charge and dealer concession.1 That concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year.

1No concession will be paid on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.


      If you redeem any of those shares within an 18-month "holding period" measured from the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
      (2) the original net asset value of the redeemed shares. The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges" in the Statement of Additional Information.

HOW CAN you BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of the end of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

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Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
                                         Redemptions in That Year
Purchase Order was Accepted              (As % of Amount Subject to Charge)
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0 - 1                                    5.0%
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1 - 2                                    4.0%
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2 - 3                                    3.0%
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3 - 4                                    3.0%
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4 - 5                                    2.0%
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5 - 6                                    1.0%
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6 and following                          None
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In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically  convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the end of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS M SHARES? Class M shares are sold at their offering price, which is normally net asset value plus an initial sales charge.2 In other cases, reduced sales charges may be available under the Fund's "Right of Accumulation" or Letter of Intent, as described under Class A procedures above. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

2 Accounts holding Class M shares established prior to March 11, 1996, can purchase additional Class M shares without sales charge, at the offering price equal to the net asset value per share.


      The sales charge varies depending on the amount you purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The Distributor does not accept purchases of Class M shares in amounts of $1 million or more. The current sales charge rates and concession paid to dealers are as follows:


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Amount of Purchase   Front-End Sales     Front-End Sales     Concession As
                             Charge As a Charge As a
                     Percentage of       Percentage of Net   Percentage of
                     Offering Price      Amount Invested     Offering Price
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Less than $250,000   3.25%               3.36%               3.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
$250,000 or more
but less than        2.25%               2.30%               2.00%
$500,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
$500,000 or more     1.25%               1.27%               1.00%
but less than $1
million
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HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered only through retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through retirement plans (not including IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. Non-retirement plan investors cannot buy Class N shares directly.


A contingent deferred sales charge of 1.00% will be imposed if:


         Theretirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

         With respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

            Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for purchasing redeeming, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.


Distribution and Service (12b-1) Plans.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.


Distribution and Service Plans for Class B, Class C, Class M and Class N Shares.
      The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares to pay the Distributor for its services and costs in distributing shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and an asset-based sales charge of 0.50% on Class M shares. The Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00%, Class M expenses by up to 0.75% and Class N expenses by up to 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C, Class M or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.


      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. The Distributor also retains the Class M asset-based sales charge, but may use all or part of it to pay additional compensation to dealers that sell Class M shares.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.


      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the service fee the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:

    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.


      AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.


PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.


CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions, you must first obtain a personal identification number (PIN) by calling the Transfer Agent at 1.800.533.3310. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the web site may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.


REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A, Class M or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A or Class M shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class N shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement  Accounts  (IRAs).  These include regular IRAs, Roth IRAs,
      SIMPLE IRAs, rollover IRAs and Education IRAs.

SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

401(k) Plans.  These are special retirement plans for businesses.

Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the   Distributor  for   OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o You wish to redeem $100,000 or more and receive a check o The redemption check is not payable to all shareholders listed on the account statement
   o The redemption check is not sent to the address of record on your account statement
   o Shares are being transferred to a Fund account with a different owner or name
   o Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO you SELL SHARES BY MAIL? Write a letter of instructions that includes:

   o  Your name
   o  The Fund's name
   o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and
   o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.


Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative, call 1.800.852.8457

   o  To redeem shares automatically on PhoneLink, call 1.800.533.3310

            Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

o Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

o Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.


   If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire


CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.



HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request. With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if:

The retirement plan o (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o With respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.


      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

   o the amount of your account value represented by an increase in net asset value over the initial purchase price,
   o shares purchased by the reinvestment of dividends or capital gains distributions, or
   o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains distributions,
2.    shares held for the holding period that applies to the class, and
3.    shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.


How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:

   o Shares of the fund selected for exchange must be available for sale in your state of residence.
   o The prospectuses of both funds must offer the exchange privilege. o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
   o You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o Before exchanging into a fund, you must obtain and read its prospectus.


      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. You can exchange Class A shares of this Fund only for Class A shares of another fund. Additionally, you can exchange Class M shares of this Fund for Class A shares of another fund. You cannot exchange shares of other Oppenheimer funds for Class M shares of this Fund (except for shares of money market funds acquired by exchange from Class M shares of this Fund). In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.


      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.


HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:


Written Exchange Requests. Submit an OppenheimerFunds exchange request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.


Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

   o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day exchange. For example, the receipt of multiple exchange requests from a "market timer" might require the Fund to sell securities at a disadvantageous time or price.
   o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that it believes will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
   o The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.
      Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink or by Federal Funds Wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.


Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of the shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.


Sharesmay be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual reports to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you within 30 days after the Transfer Agent receives your request to stop householding.



Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on each regular business day and to pay those dividends to shareholders quarterly in March, June, September and December on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for the shares. Dividends and other distributions paid on Class A shares will generally be higher than dividends for Class B, Class C, Class M or Class N shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest  Dividends  or  Capital   Gains.   You  can  elect  to  reinvest   some
      distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.


      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.


Financial Highlights


The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited, except for the unaudited Financial Highlights for the six month period ended June 30, 2000, by PricewaterhouseCoopers LLP, the Fund's former independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request. Class N shares were not publicly offered during the periods shown below. Therefore, information on Class N shares is not included in the following tables or in the Fund's other financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



Class A Year Ended December 31,                        1999
1998             1997       1996(1)      1995(2)
==========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $14.84
$15.32           $14.27      $13.96        $13.11
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .70
 .70              .71/3/      .73/3/        .54/3/
Net realized and unrealized gain (loss)               2.66
(.08)            1.93/3/      .65/3/       1.48/3/

--------------------------------------------------------------------------------------------------------------------------
Total income from investment operations               3.36
 .62             2.64        1.38          2.02
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholder:

Dividends from net investment income                  (.70)
(.70)            (.72)       (.72)         (.68)
Distributions from net realized gain                 (1.14)
(.40)            (.87)       (.35)         (.49)

--------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (1.84)
(1.10)           (1.59)      (1.07)        (1.17)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.36
$14.84           $15.32  $    14.27        $13.96
==========================================================================================================================

==========================================================================================================================
Total Return, at Net Asset Value/4/                  23.37%
4.08%           18.77%      10.13%        15.54%

==========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $220,671
$221,693         $192,212     $93,518        $2,502
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $207,008
$220,423         $145,929     $41,627        $1,799
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/5/
Net investment income                                 4.55%
4.55%            4.58%       5.11%         5.63%
Expenses                                              0.95%
0.93%/6/         0.95%/6/    0.98%/6/      1.05%/6/
Expenses, net of interest expense/7/                   N/A
0.93%/6/         0.95%/6/    0.97%/6/      1.01%/6/
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/8/                              95%
90%              79%         53%           58%




1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December
31,1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999 were $838,915,114 and $1,041,339,087, respectively.

         OPPENHEIMER CONVERTIBLE SECURITIES FUND


Class B Year Ended December 31,                  1999       1998
1997         1996(1)             1995(2)
====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period           $14.87     $15.35
$14.29         $13.98             $13.11
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .59        .58
 .59/3/         .62/3/             .45/3/
Net realized and unrealized gain (loss)          2.65       (.08)
1.94/3/         .65/3/            1.51/3/

-----------------------------------------------------------------------
Total income from investment operations          3.24        .50
2.53           1.27               1.96
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholder:
Dividends from net investment income             (.59)      (.58)
(.60)          (.61)              (.60)
Distributions from net realized gain            (1.14)      (.40)
(.87)          (.35)              (.49)

-----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (1.73)      (.98)
(1.47)          (.96)             (1.09)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $16.38     $14.87
$15.35         $ 14.29            $13.98

=======================================================================

====================================================================================================================
Total Return, at Net Asset Value/4/             22.35%      3.30%
17.93%          9.28%             15.09%
====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)     $431,370   $445,544
$383,755       $211,176            $34,465
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $414,611   $441,677
$296,426       $113,784            $15,184
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment income                            3.79%      3.79%
3.80%          4.31%              4.82%
Expenses                                         1.71%      1.69%(6)
1.72%(6)       1.75%(6)           1.69%(6)
Expenses, net of interest expense(7)              N/A       1.69%(6)
1.72%(6)       1.73%(6)           1.64%(6)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                         95%        90%
79%            53%                58%





1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31,
1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999 were $838,915,114 and $1,041,339,087, respectively.

    OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------



Class C Year Ended December 31,                             1999
1998               1997           1996(1,9)
========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                     $14.84
$15.32             $14.27             $14.03
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .59
 .58                .59(3)             .50(3)
Net realized and unrealized gain (loss)                    2.65
(.08)              1.93(3)             .59(3)

------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                    3.24
 .50               2.52               1.09
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.59)
(.58)              (.60)              (.50)
Distributions from net realized gain                      (1.14)
(.40)              (.87)              (.35)
------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (1.73)
(.98)             (1.47)
(.85)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $16.35
$14.84             $15.32             $14.27
========================================================================================================================
Total Return, at Net Asset Value(4)                       22.41%
3.32%             17.88%              7.74%

========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $94,352
$108,339            $85,397            $38,312
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $94,329
$105,974            $62,343            $18,550
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment income                                      3.80%
3.81%              3.82%              4.32%
Expenses                                                   1.70%
1.68%(6)           1.70%(6)           1.68%(6)
Expenses, net of interest expense(7)                        N/A
1.68%(6)           1.70%(6)           1.67%(6)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                                   95%
90%                79%                53%






1. On January 4, 1996, OppenheimerFunds,Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31, 1995.
3. Per share information has been determined based on average shares outstanding for the period. 4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year. 6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999 were $838,915,114 and $1,041,339,087, respectively. 9.
For the period from March 11, 1996 (inception of offering) to December 31, 1996.

   OPPENHEIMER CONVERTIBLE SECURITIES FUND



Class M Year Ended December 31,                       1999
1998                1997     1996/1/        1995
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $14.84
$15.32              $14.27          $13.96         $12.20
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .63
 .62                 .62/3/          .65/3/         .70/3/
Net realized and unrealized gain (loss)               2.65
(.08)               1.94/3/          .66/3/        2.42/3/
------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations               3.28
 .54                2.56            1.31           3.12
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.63)
(.62)               (.64)           (.65)          (.87)
Distributions from net realized gain                 (1.14)
(.40)               (.87)           (.35)          (.49)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (1.77)
(1.02)              (1.51)          (1.00)         (1.36)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.35
$14.84              $15.32          $14.27         $13.96
==============================================================================================================================
Total Return, at Net Asset Value/4/                  22.74%
3.58%              18.19%           9.58%         26.00%
==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $234,023
$263,716            $297,292        $274,043       $239,341
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $235,419
$288,953            $285,621        $264,936       $181,719
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/5/
Net investment income                                 4.06%
4.02%               4.05%           4.59%          5.12%
Expenses                                              1.45%
1.43%/6/            1.46%/6/        1.58%/6/       1.58%/6/
Expenses, net of interest expense/7/                   N/A
1.43%/6/            1.46%/6/        1.55%/6/       1.56%/6/
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/8/                              95%
90%                 79%             53%            58%




1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31,
1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999 were $838,915,114 and $1,041,339,087, respectively.

     OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS



                                            Six
Months                                             Year

Ended                                            Ended
                                         June 30,
2000                                          Dec. 31,
 Class A                                   (Unaudited)     1999
1998      1997   1996(1)    1995(2)
========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period          $16.36    $14.84    $15.32
$14.27    $13.96    $13.11
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .37       .70
 .70       .71(3)    .73(3)    .54(3)
 Net realized and unrealized gain (loss)          .22      2.66
(.08)     1.93(3)    .65(3)   1.48(3)

--------------------------------------------------------
 Total income from investment operations          .59      3.36
 .62      2.64      1.38      2.02
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.37)     (.70)
(.70)     (.72)     (.72)     (.68)
 Distributions from net realized gain              --     (1.14)
(.40)     (.87)     (.35)     (.49)

--------------------------------------------------------

 Total dividends and/or distributions
 to shareholders                                 (.37)    (1.84)    (1.10)
(1.59)    (1.07)    (1.17)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.58    $16.36    $14.84
$15.32    $14.27    $13.96

========================================================


=======================================================================================================
 Total Return, at Net Asset Value(4)             3.57%    23.37%     4.08%
18.77%     10.13%    15.54%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $230,765  $220,671  $221,693
$192,212    $93,578    $2,502
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $225,987  $207,008  $220,423
$145,929    $41,617    $1,799
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment income                           4.42%     4.55%     4.55%
4.58%      5.11%     5.63%
 Expenses                                        0.92%     0.95%     0.93%(6)
0.95%(6)   0.98%(6)  1.05%(6)
 Expenses, net of interest(7)                     N/A       N/A      0.93%(6)
0.95%(6)   0.97%(6)  1.01%(6)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%       95%
90%      79%        53%       58%



1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31,
1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued



                                            Six
Months                                             Year

Ended                                            Ended
                                         June 30,
2000                                          Dec. 31,
 Class B                                   (Unaudited)     1999
1998      1997   1996(1)    1995(2)
========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period          $16.38    $14.87    $15.35
$14.29    $13.98    $13.11
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .31       .59
 .58       .59(3)    .62(3)    .45(3)
 Net realized and unrealized gain (loss)          .21      2.65
(.08)     1.94(3)    .65(3)   1.51(3)

--------------------------------------------------------
 Total income from investment operations          .52      3.24
 .50      2.53      1.27      1.96
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.30)     (.59)
(.58)     (.60)     (.61)     (.60)
 Distributions from net realized gain              --     (1.14)
(.40)     (.87)     (.35)     (.49)

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.30)    (1.73)     (.98)
(1.47)     (.96)    (1.09)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.60    $16.38    $14.87
$15.35    $14.29    $13.98

========================================================


=======================================================================================================
 Total Return, at Net Asset Value(4)             3.18%    22.35%     3.30%
17.93%     9.28%    15.09%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $427,899  $431,370  $445,544
$383,755  $211,176   $34,465
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $427,577  $414,611  $441,677
$296,426  $113,784   $15,184
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment income                           3.66%     3.79%
3.79%     3.80%     4.31%     4.82%
 Expenses                                        1.68%     1.71%
1.69%(6)  1.72%(6)  1.75%(6)  1.69%(6)
 Expenses, net of interest(7)                     N/A       N/A
1.69%(6)  1.72%(6)  1.75%(6)  1.64%(6)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%       95%
90%       79%       53%       58%



1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31,
1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year. 6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


 | OPPENHEIMER CONVERTIBLE SECURITIES FUND



                                            Six
Months                                      Year

Ended                                     Ended
                                         June 30,
2000                                  Dec. 31,
 Class C                                   (Unaudited)     1999
1998      1997    1996(1,2)
================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period          $16.35    $14.84    $15.32
$14.27    $14.03
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .30       .59
 .58       .59(3)    .50(3)
 Net realized and unrealized gain (loss)          .22      2.65
(.08)     1.93(3)    .59(3)

-------------------------------------------------
 Total income from investment operations          .52      3.24
 .50      2.52      1.09
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.30)     (.59)
(.58)     (.60)     (.50)
 Distributions from net realized gain              --     (1.14)
(.40)     (.87)     (.35)

-------------------------------------------------

 Total dividends and/or distributions
 to shareholders                                 (.30)    (1.73)     (.98)
(1.47)     (.85)
------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.57    $16.35    $14.84
$15.32    $14.27

=================================================

================================================================================================
 Total Return, at Net Asset Value(4)             3.18%    22.41%     3.32%
17.88%     7.74%

================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $98,483   $94,352  $108,339
$85,397   $38,312
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $95,803   $94,329  $105,974
$62,343   $18,550
------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment income                           3.66%     3.80%
3.81%     3.82%     4.32%
 Expenses                                        1.68%     1.70%
1.68%(6)  1.70%(6)  1.68%(6)
 Expenses, net of interest(7)                     N/A       N/A
1.68%(6)  1.70%(6)  1.67%(6)
----------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%       95%
90%       79%       53%


1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from March 11, 1996 (inception of offering) to December 31, 1996.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued




                                            Six
Months                                             Year

Ended                                            Ended
                                         June 30,
2000                                          Dec. 31,
 Class M                                   (Unaudited)     1999
1998      1997   1996(1)       1995
========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period          $16.35    $14.84    $15.32
$14.27    $13.96    $12.20
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .36       .63
 .62       .62(2)    .65(2)    .70(2)
 Net realized and unrealized gain (loss)          .19      2.65
(.08)     1.94(2)    .66(2)   2.42(2)

--------------------------------------------------------
 Total income from investment operations          .55      3.28
 .54      2.56      1.31      3.12
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.33)     (.63)
(.62)     (.64)     (.65)     (.87)
 Distributions from net realized gain              --     (1.14)
(.40)     (.87)     (.35)     (.49)

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.33)    (1.77)    (1.02)
(1.51)    (1.00)    (1.36)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.57    $16.35    $14.84
$15.32    $14.27    $13.96

========================================================

=======================================================================================================
 Total Return, at Net Asset Value(3)             3.31%    22.74%     3.58%
18.19%     9.58%    26.00%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $216,316  $234,023  $263,716
$297,292  $274,043  $239,341
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $224,797  $235,419  $288,953
$285,621  $264,936  $181,719
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                           3.91%    4.06%
4.02%     4.05%     4.59%     5.12%
 Expenses                                        1.43%    1.45%
1.43%(5)  1.46%(5)  1.58%(5)  1.58%(5)
 Expenses, net of interest(6)                     N/A      N/A
1.43%(5)  1.46%(5)  1.55%(5)  1.56%(5)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%      95%
90%       79%       53%       58%



1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Per share information has been determined based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

INFORMATION AND SERVICES

For More Information on Oppenheimer Convertible Securities Fund

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL   REPORTS  Additional   information  about  the  Fund's
investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund or your account:

----------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                                 1.800.525.7048
----------------------------------------------------------------------------
----------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
----------------------------------------------------------------------------
----------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or
                              read or down-load documents on the
                              OppenheimerFunds website:
                              http://www.oppenheimerfunds.com
----------------------------------------------------------------------------


You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:
OppenheimerFunds Distributor, Inc.



SEC File No. 811-4576
PR0345.001.0201Printed on recycled paper.

Appendix to Prospectus of
Oppenheimer Convertible Securities Fund


      Graphic material included in the Prospectus of Oppenheimer Convertible Securities Fund (the "Fund") under the heading: "Annual Total Returns (Class
M)(as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class M shares of the Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------------------------------------
Year Ended:                              Annual Total Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31//91                                28.50%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/92                                 31.19%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/93                                 21.24%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/94                                  -1.19%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/95                                 26.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/96                                   9.58%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/97                                 18.19%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/98                                   3.58%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/99                                 22.74%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

12/31/00                                 -5.30

--------------------------------------------------------------------------------



------------------------------------------------------------------------------

                   Oppenheimer Convertible Securities Fund
------------------------------------------------------------------------------


6803 S. Tucson Way, Englewood, Colorado 80112

1.800.525.7048

          Statement of Additional Information dated February 2, 2001

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated February 2, 2001. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
Page

                                 About the Fund

Additional Information About the Fund's Investment Policies and Risks.......2
     The Fund's Investment Policies.........................................2
     Other Investment Techniques and Strategies.............................7
     Investment Restrictions................................................14
How the Fund is Managed.....................................................17
     Organization and History...............................................17
     Trustees and Officers..................................................18
     The Manager ...........................................................23
Brokerage Policies of the Fund..............................................25
Distribution and Service Plans..............................................27
Performance of the Fund.....................................................31

                               About Your Account

How to Buy Shares...........................................................37
How to Sell Shares..........................................................45
How to Exchange Shares......................................................50
Dividends, Capital Gains and Taxes..........................................52
Additional Information About the Fund.......................................55


                      Financial Information About the Fund

Report of Independent Accountants...........................................56
Financial Statements .......................................................57


Appendix A: Ratings Definitions............................................A-1
Appendix B: Industry Classifications.......................................B-1
        Appendix C: Special Sales Charge Arrangements and Waivers C-1
------------------------------------------------------------------------------

A B O U T  T H E  F U N D
------------------------------------------------------------------------------

    Additional Information About the Fund's Investment Policies and Risks

      The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The allocation of the Fund's portfolio and the techniques and strategies that the Manager uses will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      |X| Convertible Securities. Convertible securities are fixed-income securities that may be exchanged for or converted into the underlying common stock of the issuer at the option of the holder during a specified period of time. Convertible securities may take the form of convertible preferred stock, convertible bonds or notes, or other fixed-income securities with stock purchase warrants. They may have a combination of the features of several of these securities.

      Because of the conversion feature, the price of a convertible security normally will vary in proportion to changes in the price of the underlying common stock. Convertible securities in general are subject to less price volatility than the common stocks into which they are convertible because of their comparatively higher yields. The investment characteristics of each convertible security vary, and that variety enables the Fund to use convertible securities in different ways to pursue its investment objective of high total return. For example, the Fund can invest in: o convertible securities that provide a relatively high level of income, with less appreciation potential,
o convertible securities that have high appreciation potential and a relatively low level of income, and
o convertible securities that provide some combination of both income and appreciation potential.

      Convertible bonds and convertible preferred stocks are fixed-income securities that retain the investment characteristics of fixed-income securities until they have been converted. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Convertible securities are senior securities and therefore have a claim against the assets of the issuing corporation that is superior to the claims of holders of the issuer's common stock upon liquidation of the corporation. Convertible securities, however, are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide income potential and yields that are generally higher than common stocks, but which are generally lower than non-convertible securities of similar credit quality.

      As with all fixed-income securities, convertible securities are subject to changes in value from changes in the level of prevailing interest rates. However, the conversion feature of convertible securities, giving the owner the right to exchange them for the issuer's common stock, in general causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. Since securities prices fluctuate, however, there can be no assurance that the market value of convertible securities will increase. Convertible securities generally do not have the same potential for capital appreciation as the underlying stock. When the value of the underlying common stock is falling, the value of the convertible security may not experience the same decline as the underlying common stock. It tends to decline to a level (often called investment value) approximating the yield-to-maturity basis of non-convertible debt of similar credit quality.

      Many convertible securities sell at a premium over their conversion values. Conversion value is the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock. That premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security having capital appreciation potential because of the conversion privilege. If the Fund buys a convertible security at a premium, there can be no assurance that the underlying common stock will appreciate enough for the Fund to recover the premium on the convertible security.

      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible debt fixed-income securities.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      |X| Convertible Preferred Stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      While preferred stock is an equity security, some convertible preferred stock has characteristics of both a debt security and a call option. These securities can be considered derivative securities because of their call option component, described below. Typically these stocks are convertible to common stock after a three-year period (although they are callable by the issuer prior to conversion). They pay a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the same issuer.

o Mandatory-Conversion Securities. The Fund can also invest in a more recently-developed variety of convertible securities referred to as "mandatory-conversion securities." These securities may combine several of the features of debt securities and equity securities, including both preferred stock and common stock. Unlike more traditional convertible securities, however, many of these securities have a mandatory conversion feature and an adjustable conversion ratio. As a result, many of these securities offer limited potential for capital appreciation and, in some instances, are subject to unlimited potential for loss of capital.

      These securities are designed and marketed by major investment banking firms and trade in the marketplace under various acronyms that are proprietary to the investment banking firm. The Fund may be exposed to counter-party risk to the extent it invests in synthetic mandatory conversion securities which are issued by investment banking firms. Those are unsecured obligations of the issuing firm. Should the firm that issued the security experience financial difficulty, its ability to perform according to the terms of the security might become impaired. The mandatory conversion securities which may be purchased by the Fund include, among others, "equity-linked debt securities," discussed below, and certain varieties of convertible preferred stock.

      At any time prior to the mandatory conversion date, the issuer can redeem the preferred stock. At its mandatory conversion date, the preferred stock is converted into a share (or a fraction of a share) of the issuer's common stock at the call price that was established at the time the preferred stock was issued. Generally, the call price is 30% to 45% above the price of the issuer's common stock at the time the preferred stock is issued and may be subject to downward adjustment over time. If the share price of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends).

      The issuer must issue to the holder of the preferred stock the number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock. That market value typically is determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock.

      Convertible preferred stock is subject to the same market risk as the common stock of the issuer. However that risk may be mitigated by the higher dividend paid on the preferred stock. This convertible preferred stock offers limited opportunity for appreciation, however, because of the call feature. If the market value of the issuer's common stock increases to the call price or above the call price of the preferred stock, the issuer can (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk of the issuer as to its ability to pay the dividend. Generally, convertible preferred stock is less volatile than the related common stock of the issuer, in part because of the fixed dividend.

o Equity-Linked Debt Securities. The Fund can purchase mandatory conversion debt securities whose principal amount at maturity depends upon the performance of a specified equity security. These "equity-linked debt securities" are a form of derivative security and differ from ordinary debt securities in that the principal amount received at maturity is not fixed. Instead, their principal value is based on the price of the linked equity security at the time the debt security matures. These debt securities usually mature in three to four years, and during the years to maturity pay interest at a fixed rate.

      Although these debt securities are typically adjusted for events such as stock splits, stock dividends and certain other events that affect the market value of the linked equity security, the debt securities are not adjusted if additional equity securities are issued for cash. An additional issuance of equity securities of the type to which the debt security is linked could adversely affect the price of the debt security. In general, however, these debt securities are less volatile than the equity securities to which they are linked.

      |X| Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      While the changes in value of the Fund's portfolio securities after they are purchased will be reflected in the net asset value of the Fund's shares, those changes normally do not affect the interest income paid by those securities (unless the security's interest is paid at a variable rate pegged to particular interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

      |X| Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

      The Fund's debt investments can include high-yield, non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc., at least "BBB" by Standard & Poor's Rating Services or Fitch, Inc., or that have comparable ratings by another nationally-recognized rating organization.

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, they are assigned a rating by the Manager of comparable quality to bonds having similar yield and risk characteristics within a rating category of a rating organization.

      The Fund does not have investment policies establishing specific maturity ranges for the Fund's investments, and they may be within any maturity range (short, medium or long) depending on the Manager's evaluation of investment opportunities available within the debt securities markets. Generally, however, it is expected that the Fund's average portfolio maturity will be of a longer average maturity. The Fund may shift its investment focus to securities of longer maturity as interest rates decline and to securities of shorter maturity as interest rates rise.

o Special Risks of Lower-Grade Securities. The Fund can invest without limit in lower-grade debt securities, and the Fund will normally invest its assets primarily in these securities to seek its objective. Lower-grade securities tend to offer higher yields than investment-grade securities, but also are subject to greater risks of default by the issuer in its obligations to pay interest and/or repay principal on the maturity of the security.

      "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund's portfolio of lower-grade securities. The Fund will not invest in securities rated below "C" or which are in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high-yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high-yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high-yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high-yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks and have some speculative characteristics. Definitions of the debt security ratings categories of the principal rating organizations are included in Appendix A to this Statement of Additional Information.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use some of them.

      |X| Portfolio Turnover. The Fund may engage in short-term trading to some degree try to achieve its objective. It does not expect to have a portfolio turnover rate in excess of 100% annually. Portfolio turnover affects brokerage costs the Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during the Fund's five most recent fiscal years.

      |X| Foreign Securities. The Fund can invest up to 15% of its net assets in foreign securities. These primarily will be fixed-income debt securities issued or guaranteed by foreign companies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      The percentage of the Fund's assets that will be allocated to foreign securities will vary over time depending on a number of factors. Those factors may include the Manager's analysis of relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of a country's financial markets, the interest rate climate of particular foreign countries and the relationship of particular foreign currencies to the U.S. dollar. The Manager analyzes fundamental economic criteria (for example, relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.

      Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund can purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S. dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer high income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency rates or currency control  regulations  (for example,  currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards
               in  foreign   countries   comparable  to  those  applicable  to
               domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
               U.S.;
o     less governmental  regulation of foreign issuers,  securities  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
               taxation,   political,   financial  or  social  instability  or
               adverse diplomatic developments; and
o     unfavorable   differences   between   the  U.S.   economy   and  foreign
               economies.
      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's investment objective.

o Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion could affect: o issuers in  which  the  Fund  invests,  because  of  changes  in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values.
o vendors the Fund depends on to carry out its business, such as its custodian bank (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund.
o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

      The Manager has upgraded (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's custodian bank has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

         |X| Warrants. As a fundamental policy, the Fund cannot invest more than 15% of the value of its net assets in warrants, and not more than 5% of the Fund's net assets may be invested in warrants that are not listed on The New York Stock Exchange or The American Stock Exchange. That policy does not limit the Fund's acquisition of warrants that have been acquired in units or attached to other securities. This fundamental policy is currently limited by an operational policy under which the Fund will not invest more than 5% of the value of the its net assets in warrants, and not more than 2% of the Fund's net assets may be invested in warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities are deemed to be without value for purposes of the limitation imposed by the operational policy.

      A warrant basically is an option to purchase common stock at a specific price valid for a specific period of time. Usually the price is at a premium above the market value of the applicable common stock at its issuance. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, many warrants have expiration dates after which they are worthless unless the warrants are exercised or sold before they expire. In addition, if the market price of the common stock does not exceed the exercise price of the warrant during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The market price of a warrant may increase or decrease more than the market price of the optioned common stock.

            |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for temporary defensive purposes or for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

       In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments.

      Repurchase agreements, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      |X| Illiquid and Restricted Securities. Under policies established by the Fund's Board of Trustees, the Manager determines the liquidity of some of the Fund's securities. The Manager monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days.

      |X| Borrowing for Leverage. The Fund has a fundamental policy that permits it to borrow from banks on an unsecured basis, to invest the borrowed funds in portfolio securities. This technique is known as "leverage." The Fund may borrow only from banks. Under applicable law, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund is required to reduce its bank debt within 3 days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      |X| Loans of Portfolio Securities. To raise cash for liquidity or income purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to not more than 10% of the value of the Fund's net assets under guidelines established by the Board of Trustees. The Fund currently does not intend to lend its securities.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

      Among the derivative investments the Fund can invest in are "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer described in "Convertible Preferred Stock," above. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X| Hedging. The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
o     buy puts on securities, or
o write covered calls on securities. Covered calls can also be written on debt securities to attempt to increase the Fund's income.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The particular options the Fund can use are described below. The Fund may employ other hedging instruments and strategies in the future, if those investment methods are consistent with the Fund's investment objective and fundamental policies, are permissible under applicable regulations governing the Fund and are approved by the Fund's Board of Trustees.

      The Fund can buy and sell only certain kinds of put options (puts) and call options (calls). The Fund limits its options trading activity to writing covered calls on stocks (including the stock underlying a convertible security the Fund owns), purchasing put options on stocks, and entering into closing transactions. These strategies are described below.

o Writing Covered Call Options. The Fund can write (that is, sell) call options on stocks. The Fund's call writing is subject to a number of restrictions:
(1)  Calls the Fund sells must be listed on a national securities exchange.
(2) Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the stock on which the call was written or must own a security convertible into the stock on which the option is written.
(3) As a fundamental policy, the Fund cannot write a call that would cause the value of its securities underlying call options (valued at the lower of the option price or market value) to exceed 25% of its net assets.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.


      The Fund may buy calls only to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities exchange. To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.


o Purchasing Puts. The Fund may buy only those puts that relate to stocks, including stocks underlying the convertible securities that the Fund owns. The Fund may not sell puts other than puts it has previously purchased, to close out a position.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a stock enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

o Risks of Hedging with Options. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option.

o Regulatory Aspects of Hedging Instruments. Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

      The Fund's investment objective is not a fundamental policy, but will not be changed without approval by the Fund's Board of Trustees and prior notice to shareholders. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      o Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

o The Fund may not invest more than 25% of the value of the Fund's total assets in the securities of any one issuer or any group of issuers in the same industry. However, this restriction does not prevent the Fund from investing more than 25% of its total assets in securities of the United States government, or its agencies or instrumentalities.

o With respect to 50% of its total assets, the Fund must limit its investments to cash, cash items, U.S. government securities and securities of issuers in which its investments are limited to not more than 5% of the value of its total assets in the securities of any one issuer and not more than 10% of its total assets in the outstanding voting securities of any one issuer.

o The Fund may not purchase securities on margin. However, the Fund can obtain unsecured loans to purchase securities. The aggregate of all unsecured loans, however, may not exceed 50% of the Fund's total assets. It can also borrow amounts equivalent to up to 5% of the Fund's net assets for temporary, extraordinary or emergency purposes.

o The Fund may not make short sales on securities or maintain a short position. An exception the Fund can do so if at all times when a short position is open, the Fund owns an equal amount of the securities sold short or the Fund owns securities that are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, without payment of further consideration. Not more than 10% of the Fund's total assets may be held as collateral for these short sales at any one time.

o The Fund may not purchase or sell put and call options nor write put or call options, except as set forth in the Prospectus or this Statement of Additional Information.

o The Fund may not invest in warrants in amounts in excess of 15% of the value of its net assets. The valuation of warrants for the purpose of that limitation shall be determined at the lower of cost or market value. Warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase do not count against that percentage limitation. Not more than 5% of the Fund's net assets may be invested in warrants that are not listed on The New York Stock Exchange or The American Stock Exchange.

o The Fund may not make loans. However, this policy does not prohibit the Fund from (1) making loans of its portfolio securities, (2) purchasing notes, bonds or other evidences of indebtedness, (3) making deposits with banks and other financial institutions, or (4) entering into repurchase agreements.

o The Fund may not purchase or sell real estate or real estate mortgage loans. However, the Fund may invest not more than 5% of its total assets in marketable securities of real estate investment trusts.

o The Fund may not deal in commodities or commodities contracts.

o The Fund may not purchase or retain securities of any issuer if any of its officers and trustees, or any of the officers and directors of the Manager or the Distributor own individually beneficially more than 0.5% of the outstanding securities of that issuer, or if all of those persons together own more than 5% of that issuer's securities.

o

      The Fund may not invest more than 5% of the value of its total assets in securities of any company (including its predecessors) that has not been in business for at least three consecutive years.

o  The Fund may not issue any securities that are senior to shares of the Fund.

o The Fund may not underwrite securities of other issuers.

o The Fund may not acquire securities of any other investment company, if as a result of that acquisition, the Fund would own in the aggregate: (1) more than 3% of the voting stock of that investment company; (2) securities of that investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities of that investment company and of any other investment companies (but excluding treasury stock of those funds) having an aggregate value in excess of 10% of the total assets of the Fund. However, none of these limitations applies to a security received as a dividend or as a result of an offer of exchange, a merger or plan of reorganization.

o With respect to 75% of its total assets, the Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of the Fund's total assets would be invested in securities of that issuer or if the Fund would then own more than 10% of that issuer's voting securities. That restriction does not apply to cash or cash items or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Does the Fund Have Any Restrictions That Are Not Fundamental? The Fund has a number of other investment restrictions that are not fundamental policies, which means that they can be changed by the Board of Trustees without shareholder approval. While these investment policies do not require shareholder approval to be changed, as a matter of operating policy, the Fund has agreed not to change these policies without prior notice to its shareholders. These operating policies provide that the Fund may not do any of the following:

o The Fund may not invest in any issuer for the purpose of exercising control or management of that issuer, unless approved by the Fund's Board of Trustees.

o The Fund may not invest any part of its total assets in interests in oil, gas, or other mineral exploration or development programs, although it may invest in securities of companies which invest in or sponsor such programs. The Fund may not invest in oil, gas or other mineral leases.

o The Fund may not invest more than 5% of the value of its net assets in warrants, valued at the lower of cost or market value. The Fund can buy warrants that are not listed on The New York Stock Exchange or The American Stock Exchange, but they count toward the 5% limit on warrants described above and may not exceed 2% of the value of the Fund's net assets. Warrants acquired by the Fund in units or attached to securities are not covered by this restriction.

      Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      In carrying out its policy with respect to concentration of investments, the Fund applies that policy to prohibit the Fund from making an investment in the securities of any one issuer or group of issuers in the same industry if that investment would cause 25% or more of the value of the Fund's total assets to be invested in that industry. In applying its policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

      In carrying out its policy prohibiting the issuance of senior securities, the Fund interprets that policy not to prohibit certain investment activities for which assets of the Fund are designated as segregated to cover the related obligations. Examples of those activities include borrowing money, repurchase agreements, and contracts to buy or sell derivatives.

                             How the Fund is Managed


Organization and History. The Fund is a series of Bond Fund Series, a Massachusetts business trust organized in 1986 as an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest (that trust is referred to in this section as the "Fund's parent Trust" or the "Trust"). The Trust was originally named Rochester Convertible Fund and was renamed Rochester Fund Series, which was its name until it was renamed Bond Fund Series in 1997. The Fund is currently the only series of the Trust and is a diversified fund. It was called The Bond Fund for Growth until 1997. In 1997 it was re-re-named Oppenheimer Bond Fund for Growth. The Fund's name was changed to Oppenheimer Convertible Securities Fund in 1998.


      The Fund and its parent Trust are governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's (and the Trust's) activities, review its performance, and review the actions of the Manager.

      |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has five classes of shares, Class A, Class B, Class C, Class M and Class N. All classes invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionally equal to the interest of each other share of the same class. Shares do not have cumulative voting rights on preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which the interests of one class are different from the interests of another class, and
o     votes as a class on matters that affect that class alone.

      |X| Meetings of Shareholders. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders of the Fund. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

            Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee Liability. The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's or the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund's parent Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under the Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers. The Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. Mr. Cannon is a Trustee of the Trust, Rochester Portfolio Series and Rochester Fund Municipals. All of the other Trustees are trustees or directors of the following Oppenheimer funds:

Oppenheimer Quest For Value Funds, a Rochester Portfolio Series, a series fund series fund having the following having one series:
series:                                     Limited-Term New York Municipal Fund
   Oppenheimer                              Quest  Small  Cap  Fund,  Bond  Fund
                                            Series,  a series  fund  having  one
                                            series:
Oppenheimer   Quest  Balanced  Value     Oppenheimer Convertible Securities Fund
 Fund and
Oppenheimer  Quest Opportunity Value Rochester Fund Municipals
 Fund
Oppenheimer  Quest  Global  Value Fund, Oppenheimer MidCap Fund
Inc.
Oppenheimer  Quest  Capital Value Fund,
Inc.
Oppenheimer Quest Value Fund, Inc.



    Ms. Macaskill and Messrs. Bishop, Wixted, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices of the other Oppenheimer funds listed above. As of January 19, 2001, the Trustees and the officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue are trustees of that plan.


Bridget A. Macaskill*,  Chairman of the Board of Trustees and President,  Age:
52.
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment advisor subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., and of Oppenheimer Millennium Funds plc, an offshore fund management subsidiary of the Manager; a director of HarbourView Asset Management Corporation (since July 1991) and of Oppenheimer Real Asset Management, Inc. (since July 1996), investment advisor subsidiaries of the Manager; a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc, a U.K. financial service company; President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

John Cannon, Trustee, Age: 71.
620 Sentry Parkway West Suite 220, Blue Bell, Pennsylvania 19422 Independent Consultant; Chief Investment Officer, CDC Associates, a registered investment advisor; Director, Neuberger & Berman Income Managers Trust, Neuberger & Berman Income Funds and Neuberger Berman Trust, (1995 - present); formerly Chairman and Treasurer, CDC Associates, (1993 - February 1996).

Paul Y. Clinton, Trustee, Age: 70.
39 Blossom Avenue, Osterville, Massachusetts 02655
Principal of Clinton Management Associates, a financial and venture capital consulting firm; Trustee of Capital Cash Management Trust, a money-market fund and Narragansett Tax-Free Fund, a tax-exempt bond fund; Director of OCC Cash Reserves, Inc. and Trustee of OCC Accumulation Trust, both of which are open-end investment companies. Formerly: Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; and Vice President of W.R. Grace & Co.

Thomas W. Courtney, Trustee, Age: 67.
833 Wyndemere Way, Naples, Florida 34105
Principal of Courtney Associates, Inc. (venture capital firm); former General Partner of Trivest Venture Fund (private venture capital fund); former President of Investment Counseling Federated Investors, Inc.; Trustee of Cash Assets Trust, a money market fund; Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust; former President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; former Director of Financial Analysts Federation.

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, Florida 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman (October 1995 - December 1997) and Executive Vice
President (December 1977 - October 1995) of the Manager; Executive Vice President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation.

Lacy B. Herrmann, Trustee, Age: 71.
380 Madison Avenue, Suite 2300, New York, New York 10017
Chairman and Chief Executive Officer of Aquila Management Corporation, the sponsoring organization and manager, administrator and/or sub-advisor to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila - Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund; Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and Trustee/Director of its predecessors; President and Director of STCM Management Company, Inc., sponsor and advisor to CCMT; Chairman, President and a Director of InCap Management Corporation, formerly sub-advisor and administrator of Prime Cash Fund and Short Term Asset Reserves; Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust, both of which are open-end investment companies; Trustee Emeritus of Brown University.

George Loft, Trustee, Age: 86.
51 Herrick Road, Sharon, Connecticut 06069
Private Investor; formerly Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust.

Ted Everett, Vice President and Portfolio Manager, Age: 34. Two World Trade Center, New York, New York 10048-0203 Vice President of the Manager (since January 2000); formerly Assistant Vice President of the Manager (January 1996 - January 2000); Portfolio Manager at Fielding Management Company (July 1993 - January 1996).

Andrew J. Donohue, Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of OppenheimerFunds Distributor, Inc., the Fund's Transfer Agent; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May
2000);  President  and a director of  Centennial  Asset  Management  Corporation
(since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April 2000) of OppenheimerFunds Legacy Program; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund Controller of the Manager.

Adele A. Campbell, Assistant Treasurer, Age: 37.
350 Linden Oaks, Rochester, New York 14625
Assistant Vice President of OppenheimerFunds, Inc. (1996-Present); Formerly Assistant Vice President of Rochester Fund Services, Inc. (1994 - 1996).

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller of the Manager.

    |X| Remuneration of Trustees. The officers of the Fund and one Trustee, Ms. Macaskill, are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Trustees received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended December 31, 2000. The table below also shows the total compensation from all of the Oppenheimer funds listed above, including the compensation from the Fund. That amount represents compensation received as a director, trustee, or member of a committee of the Board during the calendar year 2000.

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                                                          Total Compensation
                                                          From all Oppenheimer
                                        Retirement        Quest/Rochester
                      Aggregate         Benefits Accrued  Funds
                      Compensation      as Part of Fund   (10 Funds)2
Trustee's Name        From the Fund 1   Expenses

-------------------------------------------------------------------------------
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John Cannon                $4,122            $1,347             $32,4704

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Paul Y. Clinton            $12,808           $5,329             $86,4393

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Thomas W. Courtney         $11,422           $3,943             $86,4393

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Robert G. Galli            $ 7,478            None             $191,1345

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Lacy B. Herrmann           $13,527           $6,049             $86,4393

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-------------------------------------------------------------------------------

George Loft                $13,598           $6,120             $86,4393

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1. Aggregate compensation includes fees, deferred compensation, if any, and any retirement plan benefits accrued for a Trustee or Director.

2.    For the 2000 calendar year.
3. Total compensation for the 200 calendar year includes compensation from tow funds for which the sub-advisor acts as the investment advisor.
4.    Total  compensation for the 2000 calendar year is for 3  Quest/Rochester
   Funds.
5. Total compensation for the 2000 calendar year includes compensation received for serving as a Trustee or Director of 30 other Oppenheimer funds.


      |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as Trustee for any of the Oppenheimer Quest/Rochester/MidCap funds listed above for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

      |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.


      |X| Major Shareholders. As of January 19, 2001, the only person who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares was:

Merrill Lynch Pierce Fenner & Smith Inc. 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida 32246, which owned 6,654,552.033 Class B shares (approximately 24.91% of the Class B shares then outstanding), 1,677,478.107 Class C shares (approximately 25.24% of Class C shares then outstanding), 2,489,789.840 Class M shares (approximately 19.18% of the Class M shares then-outstanding), for the benefit of its customers.


The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      The portfolio manager of the Fund is principally responsible for the day-to-day management of the Fund's investment portfolio. Other members of the Manager's fixed-income portfolio department, provide the Fund's portfolio manager with research and support in managing the Fund's portfolio.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and  prevent  improper  personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating  fee,  by  electronic  request  at  the  following  E-mail  address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

      The investment advisory agreement contains an indemnity of the Manager. In the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of any investment of the Fund assets made with due care and in good faith. The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

o Accounting and Record-Keeping Services. The Manager provides accounting and record-keeping services to the Fund pursuant to an Accounting and Administration Agreement approved by the Board of Trustees. Under that agreement, the Manager maintains the general ledger accounts and records relating to the Fund's business and calculates the daily net asset values of the Fund's shares. The fee is $12,000 for the first $30 million of the Fund's net assets and $9,000 for each additional $30 million of net assets.

-------------------------------------------------------------------------------
  Fiscal Year Ended      Management Fee Paid to     Accounting and
                                                    Administrative Services
                      ----------------------------- Fee Paid to
        12/31            OppenheimerFunds, Inc.     OppenheimerFunds, Inc.
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        1997                   $3,705,530                    $239,689
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        1998                   $4,873,274                    $312,803
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        1999                   $4,436,407                    $272,339
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                         Brokerage Policies of the Fund


Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the concessions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The concessions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the concession is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.


Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

    Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

    Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.


      The investment advisory agreement permits the Manager to allocate brokerage for investment research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in concession dollars.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the concessions paid to brokers furnishing such services, together with the Manager's representation that the amount of such concessions was reasonably related to the value or benefit of such services.

--------------------------------------------------------------------------------
 Fiscal Year Ended 12/31:     Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           1997                                  $374,622
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           1998                                  $314,366
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           1999                                 $388,6852
--------------------------------------------------------------------------------
1. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2. In the fiscal year ended 12/31/99, the amount of transactions directed to brokers for research services was $35,552,468 and the amount of the concessions paid to broker-dealers for those services was $33,594.


                         Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

    The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below. Class N shares were not publicly offered during the Fund's fiscal year's depicted and therefore are not included in any of the charts located in this section of the Statement of Additional Information.

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Fiscal    Aggregate    Class A       Concessions    Concessions  Concessions
          Front-End    Front-End
          Sales        Sales         on Class A     on Class B   on Class C
Year      Charges on   Charges       Shares         Shares       Shares
Ended     Class A      Retained by   Advanced by    Advanced by  Advanced by
12/31:    Shares       Distributor2  Distributor1   Distributor1 Distributor1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1997     $1,867,289    $564,844       $61,148      $5,894,745    $434,925
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1998     $1,551,248    $405,691       $117,278     $4,756,069    $420,210
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1999      $353,830     $104,804       $36,458       $960,277      $86,566
-------------------------------------------------------------------------------
1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.
2. Includes amounts retained by a broker-dealer that is an affiliate of the parent of the Distributor.


-------------------------------------
Fiscal    Aggregate    Class M
          Front-End    Front-End
          Sales        Sales
Year      Charges on   Charges
Ended     Class M      Retained by
12/31:    Shares       Distributor1
-------------------------------------
-------------------------------------
  1997      $760,191      $96,399
-------------------------------------
-------------------------------------
  1998      $538,755      $52,560
-------------------------------------
-------------------------------------
  1999      $85,944       $10,458
-------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate of the parent of the Distributor.


--------------------------------------------------------------------------------
Fiscal    Class A          Class B          Class C           Class M
          Contingent       Contingent
          Deferred Sales   Deferred Sales   Contingent        Contingent
Year      Charges          Charges          Deferred Sales    Deferred Sales
Ended     Retained by      Retained by      Charges Retained  Charge Retained
12/31     Distributor      Distributor      by Distributor    by Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  1999         $4,533         $1,693,693         $24,673            None
--------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C, Class M and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


      Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees3, cast in person at a meeting called for the purpose of voting on that plan.Manager

3. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.



      Under the plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund's parent Trust who are not "interested persons" of the Trust (or the Fund) is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |X| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.


      For the fiscal year ended December 31, 1999 payments under the Class A Plan totaled $517,478, all of which was paid by the Distributor to recipients. That included $49,201 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.


      |X| Class B, Class C, Class M and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate for its services, whether its costs in distributing Class B, Class C and Class N shares and servicing accounts are more or less than the amounts paid by the Fund under the plan for the period for which the fee is paid. The Class M plan allows the Distributor to be reimbursed for its services and costs in distributing Class M shares and servicing accounts. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

    The Distributor retains the asset-based sales charge on Class B and Class M shares. It may pay dealers who sell Class M shares a portion of the asset-based sales charge it receives on Class M shares, as additional compensation. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase. The Distributor retains the asset based sales charge on Class N shares.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge (and the Class M asset-based sales charge allows investors to buy shares at a reduced front-end sales charge) while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C, Class M and Class N shares. The payments are made to the Distributor in recognition that the
Distributor:
o pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of shares, and
o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

    The Distributor's actual expenses in selling Class B, Class C, Class M and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The Class M plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

--------------------------------------------------------------------------------

    Distribution Fees Paid to the Distributor for the Year Ended 12/31/99*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:         Total        Amount         Distributor's       Distributor's
                                                                    Unreimbursed
                                               Aggregate           Expenses as %
               Payments     Retained by    Unreimbursed        of Net Assets
               Under Plan   Distributor    Expenses Under Plan of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Plan    $4,146,098   $3,386,1421       $9,555,997           2.22%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Plan     $943,574     $298,8132        $1,101,182           1.17%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class M Plan    $1,766,073    $653,4943           None               N/A

--------------------------------------------------------------------------------
1. Includes $17,395 paid to an affiliate of the Distributor's parent company.
2. Includes $13,440 paid to an affiliate of the Distributor's parent company.
3. Includes $14,122 paid to an affiliate of the Distributor's parent company.

* The Fund did not offer Class N Shares during its fiscal year ended December 31, 1999 and 2000.


      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.


                             Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "standardized yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of its most recent fiscal year end for its classes of shares that are currently offered to investors. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

o Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o The Fund's performance returns do not reflect the effect of taxes on dividends or capital gains distributions.
o An investment in the Fund is not insured by the FDIC or any other government agency.
o The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis. o When an investor's shares are redeemed, they may be worth more or less than their original cost.
o Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                                    (a-b)    6
            Standardized Yield = 2 ((--- + 1)  - 1)
                                      ( cd)


      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.
o Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

            Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A and Class M shares includes the current maximum initial sales charge. The maximum offering price for Class B, Class C and Class N shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A and Class M dividend yields may also be quoted without deducting the maximum initial sales charge.

  -----------------------------------------------------------------------------
            The Fund's Yields for the 30-Day Periods Ended 12/31/00*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class of          Standardized Yield                 Dividend Yield
  Shares
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
                 Without           After          Without           After
                  Sales            Sales           Sales            Sales
                  Charge          Charge           Charge          Charge
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class A         4.73%            4.46%           4.85%            4.57%

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class B         3.89%             N/A            3.97%             N/A

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class C         3.89%             N/A            3.98%             N/A

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Class M         4.17%            4.02%           4.28%            4.14%

  -----------------------------------------------------------------------------
* Class N shares were not offered for sale during the Fund's fiscal year ending 12/31/00.

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75%, and for Class M, the current maximum initial sales charge of 3.25% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. For Class N shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year and life-of-class periods, as applicable.

o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:


                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )


o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P


o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C, Class M or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 12/31/00*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of   Cumulative Total             Average Annual Total Returns
Shares    Returns (10 years
          or life of class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  1-Year           5-Years          10-Years
                                              -----------------
                                                 (or life of
                                                   class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          After     Without  After    Without  After   Without  After    Without
          Sales     Sales    Sales    Sales    Sales   Sales    Sales    Sales
           Charge    Charge   Charge   Charge  Charge   Charge   Charge  Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A    74.10%1  84.72%1  -10.28%   -4.81%   8.55%   9.84%   10.28%1  11.441%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B2   76.08%    77.08%   -9.78%   -5.55%   8.72%   9.00%    10.50%  10.61%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C    51.69%3  51.69%3   -6.41%   -5.56%  9.06%3   9.06%3    N/A      N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class M4  283.85%   296.75%   -8.38%   -5.30%   8.57%   9.29%    14.40%  14.78%

--------------------------------------------------------------------------------

Inception of Class A: 5/1/95.
Inception of Class B: 5/1/95.

3.    Life-of-class performance is shown from inception of Class C: 3/11/96.
4.    Inception of Class M: 6/3/86.
* Class N shares were not offered for sale during the Fund's fiscal year ending 12/31/00.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.


      |X| Morningstar Ratings and Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar rates and ranks mutual funds in broad investment categories; domestic stockequity funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic equity fund category.


      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk is measured by a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in the fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year ranking (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

      The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

      |X| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the Fund's returns to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

A B O U T   Y O U R  A C C O U N T


                                How to Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.


AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A and Class M shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A or Class M shares, you and your spouse can add together:
o Class A, Class M and Class B shares you purchase for your individual accounts, or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o Current purchases of Class A, Class M and Class B shares of the Fund and Class A and Class B shares other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A or Class M shares, and
o Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A or Class M shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.
      |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:


Oppenheimer Bond Fund                    Oppenheimer Main Street Growth & Income
                                          Fund
Oppenheimer California Municipal Fund   Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund          Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund   Oppenheimer New York Municipal Fund
Oppenheimer Developing Markets Fund       Oppenheimer New Jersey Municipal Fund
Oppenheimer Disciplined Allocation Fund  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Disciplined Value Fund        Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer Quest Global Value Fund,
Oppenheimer Emerging Growth Fund          Inc.
Oppenheimer Emerging Technologies Fund  Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Small Cap Fund
Oppenheimer Europe Fund                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Florida Municipal Fund        Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Growth & Income Fund   Oppenheimer Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Total Return Fund, Inc.
Oppenheimer Growth Fund                   Oppenheimer Trinity Core Fund
Oppenheimer High Yield Fund               Oppenheimer Trinity Growth Fund
                                          Oppenheimer Trinity Value Fund
Oppenheimer International Bond Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer World Bond Fund
Oppenheimer International Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Large Cap Growth Fund         Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund

and the following money market funds:


Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the other Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

      |X| Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class M shares of the Fund and Class A and Class B shares of other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A or Class M shares. The total amount of your intended purchases of Class A, Class M and Class B shares will determine the reduced sales charge rate for the Class A or Class M shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.
      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A or Class M shares or Class B shares of the Fund (and Class A or Class B shares of other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A, Class M and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A or Class M shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A or Class M shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.


      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.


      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.
      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

o     Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
         A contingent deferred sales charge, (b) Class M shares sold with a front-end sales charge,
(c) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(d) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,   you  should  obtain  a
prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the Plan's applicable investments reach $5 million.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress. Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C, Class M or Class N shares and the dividends payable on those shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C, Class M and Class N are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.


      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C or Class M shares on behalf of a single non-retirement investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.


      |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian bank fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.


      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian bank expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage concessions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.


      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days and the values of some of the Fund's portfolio securities may change significantly on those days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.


      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

      |X|   Securities   Valuation.   The  Fund's   Board  of   Trustees   has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o Equity securities traded on a U.S. securities exchange or on Nasdaq are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service  approved by the
            Board of Trustees, or
(2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts and calls are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put or call is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      If the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call written by the Fund is exercised, the proceeds are increased by the premium received. If a call written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

                               How to Sell Shares

      Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of: o Class A or Class M shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C or Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Sending Redemption Proceeds by Wire. The wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:

(1)   state the reason for the distribution;
(2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A and Class M share purchases, shareholders should not make regular additional Class A or Class M share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C or Class N shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.

o All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.

   o Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o Class A shares of Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Senior Floating Rate Fund are subject to the Class A contingent deferred sales change of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.


      |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. With respect to Class N shares, purchaseorthea the retirement plan's first purchase1% the retirement plan's first purchasecontingent the retirement plan's first purchasedeferred the retirement plan's first purchasesales the retirement plan's first purchasecharge will be imposed orif the retirement plan plan(not planincluding IRAs and 403(b) plans) is planterminated or Class N shares of all planOppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months on the plan.

      Fund,after the retirement plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.


      When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, the Class C or the Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the Fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.


      |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the Fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account features such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in the Oppenheimer Senior Floating Rate Fund.


      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.


                       Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C, Class M and Class N shares are expected to be lower than dividends on Class A shares. That is because of the effect of the asset-based sales charge on Class B, Class C, Class M and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.


Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

          Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

      If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

                      Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.


The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent receivesfor an annualfixed per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the addressand toll-andtoll- toll-free numbers shown on the back cover.


The Custodian Bank. The Bank of New York is the custodian bank of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.


Independent Accountants. PricewaterhouseCoopers LLP were the independent accountants of the Fund, including audits of the financial statements and other related audit services for the year ended December 31, 1999. KPMG LLP are the independent auditors of the Fund for the year ended December 31, 2000. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS REPORT
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Bond Fund Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Oppenheimer Convertible Securities Fund (the sole portfolio constituting Bond Fund Series, hereafter referred to as the Fund) at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
January 24, 2000


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  December 31, 1999
--------------------------------------------------------------------------------



                                                                            Face
Market Value
                                                                          Amount
See Note 1
========================================================================================
Convertible Corporate Bonds and Notes--54.9%
----------------------------------------------------------------------------------------
Basic Materials--0.4%
----------------------------------------------------------------------------------------
Gold & Precious Minerals--0.4%
Homestake Mining Co., 5.50% Cv. Sub. Nts., 6/23/00             $ 4,000,000
$ 3,895,000
----------------------------------------------------------------------------------------
Capital Goods--6.9%
----------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
Orbital Sciences Corp., 5% Cv. Unsec. Sub. Nts., 10/1/02
6,000,000     5,137,500
----------------------------------------------------------------------------------------
Electrical Equipment--0.8%
Commscope, Inc., 4% Cv. Nts., 12/15/06/1/
3,000,000     3,258,750
----------------------------------------------------------------------------------------
Sanmina Corp., 4.25% Cv. Nts., 5/1/04/1/
3,500,000     4,628,750

-----------

7,887,500

----------------------------------------------------------------------------------------
Industrial Services--4.3%
ASM Lithography Holding NV, 4.25% Cv. Nts., 11/30/04/1/
3,500,000     4,086,250
----------------------------------------------------------------------------------------
Cendant Corp., 3% Cv. Sub. Nts., 2/15/02                        10,000,000
10,100,000
----------------------------------------------------------------------------------------
Danka Business Systems plc, 6.75% Cv. Sub. Nts., 4/1/02
3,550,000     2,915,437
----------------------------------------------------------------------------------------
DSC Communications Corp., 7% Cv. Unsec. Sub. Nts., 8/1/04
5,000,000     5,250,000
----------------------------------------------------------------------------------------
EMCOR Group, Inc., 5.75% Cv. Sub. Nts., 4/1/05
3,000,000     2,666,250
----------------------------------------------------------------------------------------
Lam Research Corp., 5% Cv. Sub. Nts., 9/1/02
4,000,000     5,495,000
----------------------------------------------------------------------------------------
Mail-Well, Inc., 5% Cv. Sub. Nts., 11/1/02
4,000,000     3,765,000
----------------------------------------------------------------------------------------
Mansur Industries, Inc., 8.25% Cv. Sub. Nts., 2/18/03/2/
4,515,699     3,928,659
----------------------------------------------------------------------------------------
Thermo Ecotek Corp., 4.875% Cv. Sub. Debs., 4/15/04/1/
5,000,000     3,743,750

-----------

41,950,346

----------------------------------------------------------------------------------------
Manufacturing--1.3%
Hexcel Corp., 7% Cv. Unsec. Sub. Nts., 8/1/03
4,250,000     3,086,562
----------------------------------------------------------------------------------------
Mark IV Industries, Inc., 4.75% Cv. Sub. Nts., 11/1/04
7,000,000     5,713,750
----------------------------------------------------------------------------------------
Robbins & Myers, Inc., 6.50% Unsec. Sub. Nts., 9/1/03
3,500,000     3,373,125

-----------

12,173,437

----------------------------------------------------------------------------------------
Communication Services--10.1%
----------------------------------------------------------------------------------------
Telecommunications--Long Distance--4.6%
Aspect Telecommunications, Inc., Zero Coupon Unsec. Sub. Nts.,
8.75%, 8/10/18/3/
6,000,000     2,400,000
----------------------------------------------------------------------------------------
Exodus Communications, Inc., 4.75% Cv. Nts., 7/15/08/1/
4,000,000     5,545,000
----------------------------------------------------------------------------------------
Global Telesystems Group, Inc., 5.75% Cv. Nts., 7/1/10
7,200,000     9,666,000
----------------------------------------------------------------------------------------
Level 3 Communications, Inc., 6% Cv. Unsec. Sub. Nts., 9/15/09
6,000,000     8,430,000
----------------------------------------------------------------------------------------
NTL, Inc., 5.75% Cv. Sub. Nts., 12/15/09/1/                     10,000,000
10,800,000
----------------------------------------------------------------------------------------
Telefonos de Mexico SA, 4.25% Cv. Sr. Unsec. Debs., 6/15/04
5,000,000     6,518,750
----------------------------------------------------------------------------------------
World Access, Inc., 4.50% Cv. Unsec. Sub. Nts., 10/1/02
2,000,000     1,630,000

-----------

44,989,750



14  OPPENHEIMER CONVERTIBLE SECURITIES FUND



Face   Market Value

Amount     see Note 1
----------------------------------------------------------------------------------------------------
Telephone Utilities--2.2%
France Telecom, Series ADN, 2% Unsec. Unsub. Bonds, 1/1/04/1/             $
4,432,000   $ 5,923,368
----------------------------------------------------------------------------------------------------
Liberty Media Group, 4% Sr. Unsec. Debs., 11/15/29 (converts into common stock of Sprint Corp. (PCS Group))/1/
12,500,000    15,750,000

-------------

21,673,368

----------------------------------------------------------------------------------------------------
Telecommunications-Wireless--3.3%
American Tower Corp., 6.25% Cv. Unsec. Nts., 10/15/09/1/
5,000,000     7,018,750
----------------------------------------------------------------------------------------------------
Bell Atlantic Financial Services Corp., 4.25% Sr. Exchangeable
Bonds, 9/15/05 (exchangeable for shares of Cable & Wireless
Communications or cash)/1/
5,000,000     6,206,250
----------------------------------------------------------------------------------------------------
Bell Atlantic Financial Services Corp., 5.75% Cv. Sr. Unsec. Nts., 4/1/03
(cv. into Common Stock of Telecom Corp. of New Zealand)/1/
5,000,000     5,075,000
----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 4.75% Cv. Nts, 7/1/07/1/
3,500,000     7,940,625
----------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 4.75% Cv. Nts, 7/1/07
1,000,000     2,268,750
----------------------------------------------------------------------------------------------------
U.S. Cellular Corp., Zero Coupon Cv. Sub. Liquid Yield Option Nts.,
6.02%, 6/15/15/3/
4,000,000     3,855,000

-------------

32,364,375

----------------------------------------------------------------------------------------------------
Consumer Cyclicals--4.6%
----------------------------------------------------------------------------------------------------
Autos & Housing--1.2%
Magna International, Inc., 5% Cv. Sub. Debs., 10/15/02
6,500,000     6,272,500
----------------------------------------------------------------------------------------------------
MascoTech, Inc., 4.50% Cv. Sub. Debs., 12/15/03
7,000,000     5,127,500

-------------

11,400,000

----------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.1%
Hudson Hotels Corp., 7.50% Cv. Sub. Debs., 7/1/01/2/
3,000,000     1,145,820
----------------------------------------------------------------------------------------------------
Media--1.2%
Interpublic Group of Cos., Inc., 1.87% Cv. Unsec. Sub. Nts., 6/1/06
7,000,000     7,953,750
----------------------------------------------------------------------------------------------------
Omnicom Group, Inc, 2.25% Cv. Unsec. Sub. Debs., 1/6/13
2,000,000     4,092,500

-------------

12,046,250

----------------------------------------------------------------------------------------------------
Retail: General--1.0%
Costco Cos., Inc., Zero Coupon Cv. Sub. Nts., 1.96% 8/19/17/3//4/
9,000,000     9,585,000
----------------------------------------------------------------------------------------------------
Retail: Specialty--1.1%
Central Garden & Pet Co., 6% Cv. Unsec. Sub. Nts., 11/15/03
3,000,000     2,276,250
----------------------------------------------------------------------------------------------------
Office Depot, Inc., Zero Coupon Cv. Nts.:
4.63%, 11/1/08/3/
8,000,000     5,440,000
4.72%, 12/11/07/3/
5,000,000     3,268,750

-------------

10,985,000



15  OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------



Face    Market Value

Amount      See Note 1
-------------------------------------------------------------------------------------------------------
Consumer Staples--3.3%
-------------------------------------------------------------------------------------------------------
Broadcasting--2.1%
Clear Channel Communications, Inc., 1.50% Cv. Nts., 12/1/02
$12,950,000   $13,306,125
-------------------------------------------------------------------------------------------------------
Echostar Communications Corp., 4.875% Cv. Nts.,
1/1/07(1)                      6,000,000     7,387,500

-------------

20,693,625

-------------------------------------------------------------------------------------------------------
Entertainment--0.3%
Imax Corp., 5.75% Cv. Debs., Series Reg. S,
4/1/03                             2,000,000     2,707,500
-------------------------------------------------------------------------------------------------------
Food--0.9%
Nestle Holding, Inc., 6.30% Cv. Unsub. Bonds,
6/17/02                          8,000,000     9,210,400
-------------------------------------------------------------------------------------------------------
Energy--3.1%
-------------------------------------------------------------------------------------------------------
Energy Services--1.9%
Diamond Offshore Drilling, Inc., 3.75% Cv. Unsec. Sub. Nts.,
2/15/07           7,500,000     7,612,500
-------------------------------------------------------------------------------------------------------
Key Energy Group, Inc., 5% Cv. Unsec. Sub. Nts.,
9/15/04                       2,000,000     1,377,500
-------------------------------------------------------------------------------------------------------
Pride International, Inc., Zero Coupon Cv. Sub. Debs., 6.47% 4/24/18(3)
15,000,000     5,043,750
-------------------------------------------------------------------------------------------------------
Valhi, Inc., Zero Coupon Sr. Sec. Liquid Yield Option Nts., 7.26%, 10/20/07
(converts into common stock of Halliburton
Co.)(3)                             8,000,000     4,930,000

-------------

18,963,750

-------------------------------------------------------------------------------------------------------
Oil-Domestic--1.2%
Devon Energy Corp., 4.95% Cv. Sr. Unsec. Debs., 8/15/08
(converts into common stock of Chevron Corp.)
12,378,000    12,130,440
-------------------------------------------------------------------------------------------------------
Financial--1.8%
-------------------------------------------------------------------------------------------------------
Diversified Financial--1.8%
Ameritrade Holding Corp., 5.75% Cv. Sub. Nts.,
8/1/04(1)                       4,000,000     3,380,000
-------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., 1% Sr. Exchangeable Nts., 12/2/01
(exchangeable into common stock of Citigroup,
Inc.)                            2,500,000     6,275,000
-------------------------------------------------------------------------------------------------------
Phoenix Investment Partners Corp., 6% Cv. Unsec. Sub. Debs.,
11/1/15           7,817,500     7,983,622

-------------

17,638,622

-------------------------------------------------------------------------------------------------------
Healthcare--5.8%
-------------------------------------------------------------------------------------------------------
Healthcare/Drugs--4.8%
ALZA Corp., Zero Coupon Cv. Unsec. Sub. Liquid Yield Option Nts.,
5.32%, 7/14/14(3)
14,000,000     7,087,500
-------------------------------------------------------------------------------------------------------
Athena Neurosciences, Inc., 4.75% Gtd. Cv. Nts., 11/15/04
10,000,000    10,200,000
-------------------------------------------------------------------------------------------------------
Centocor, Inc., 4.75% Cv. Unsec Sub. Debs.,
2/15/05                            7,000,000     9,353,750
-------------------------------------------------------------------------------------------------------
Chiron Corp, 1.90% Cv. Sub. Nts.,
11/17/00(1)                                  3,000,000     4,402,500
-------------------------------------------------------------------------------------------------------
Human Genome, 5% Cv. Sr. Nts.,
12/15/06(1)                                     3,000,000     3,615,000
-------------------------------------------------------------------------------------------------------
Roche Holdings, Inc., Zero Coupon Exchangeable Liquid Yield
Option Nts., 5.36%, 5/6/12(1)(3)
24,500,000    12,357,307

-------------

47,016,057


16  OPPENHEIMER CONVERTIBLE SECURITIES FUND



Face  Market Value

Amount    see Note 1
----------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.0%
Affymetrix, Inc., 5% Cv. Unsec Nts., 10/1/06/1/                     $
2,500,000 $ 3,737,500
----------------------------------------------------------------------------------------------
St. Jude Medical, Inc., 5.75% Cv Sub. Nts., 8/15/01
6,000,000    6,165,000

---------

9,902,500
----------------------------------------------------------------------------------------------
Technology--17.6%
----------------------------------------------------------------------------------------------
Computer Hardware--3.3%
Adaptec, Inc., 4.75% Cv. Sub. Nts., 2/1/04
4,000,000    4,345,000
----------------------------------------------------------------------------------------------
Comverse Technology, Inc., 4.50% Cv. Unsec. Sub. Nts., 7/1/05
1,000,000    3,411,250
----------------------------------------------------------------------------------------------
EMC Corp., 6% Cv. Unsec. Sub. Nts., 5/15/04
7,000,000    9,616,250
----------------------------------------------------------------------------------------------
Hewlett-Packard Co., Zero Coupon Cv. Sr. Liquid Yield Option Nts.,
2.4296, 10/14/17/3/
17,000,000   11,708,750
----------------------------------------------------------------------------------------------
Telxon Corp., 5.75% Cv. Sub. Nts., 1/1/03
3,750,000    3,140,625

----------

32,221,875
----------------------------------------------------------------------------------------------
Computer Services--0.6%
Checkfree Holdings Corp., 6.50% Cv. Sub. Nts., 12/1/06/1/
2,000,000    3,185,000
----------------------------------------------------------------------------------------------
Internet Capital Group, Inc., 5.50% Cv. Unsec. Sub. Nts., 12/21/04
2,000,000    2,927,500

---------

6,112,500
----------------------------------------------------------------------------------------------
Computer Software--7.0%
Amazon.com, Inc.:
4.75% Cv. Sub. Debs., 2/1/09/3/
5,000,000    5,681,250
4.75% Cv. Sub. Debs., 2/1/09
1,000,000    1,136,250
----------------------------------------------------------------------------------------------
America Online, Inc., Zero Coupon Cv. Nts., 2.83%, 12/6/19/3/
13,000,000    7,410,000
----------------------------------------------------------------------------------------------
Aspen Technology, Inc., 5.25% Cv. Unsec. Sub. Debs., 6/15/05
3,600,000    2,835,000
----------------------------------------------------------------------------------------------
BEA Systems, Inc., 4% Cv. Nts., 12/15/06
4,000,000    4,685,000
----------------------------------------------------------------------------------------------
Citrix Systems, Inc., Zero Coupon Cv. Unsec. Debs., 4.27%, 3/22/19/3/
6,000,000    5,325,000
----------------------------------------------------------------------------------------------
DoubleClick, Inc., 4.75% Cv. Sub. Nts., 3/15/06
1,000,000    3,107,500
----------------------------------------------------------------------------------------------
Excite@Home, 4.75% Cv. Sr. Nts., 12/15/06/1/
5,000,000    4,775,000
----------------------------------------------------------------------------------------------
12 Technologies, Inc., 5.25% Cv. Sr. Nts., 12/15/06/1/
1,000,000    1,436,250
----------------------------------------------------------------------------------------------
Mindspring Enterprises, Inc., 5% Cv. Unsec. Sub. Nts., 4/15/06
4,000,000    3,850,000
----------------------------------------------------------------------------------------------
MSC Software Corp., 7.875% Cv. Unsec. Sub. Debs., 8/15/04
1,967,000    1,762,924
----------------------------------------------------------------------------------------------
Network Associates, Inc., Zero Coupon Cv. Unsec. Sub. Debs.,
6.3796, 2/13/18/3/
17,000,000    6,417,500
----------------------------------------------------------------------------------------------
Siebel Systems, Inc., 5.50% Cv. Nts., 9/15/06/1/
2,500,000    4,846,875
----------------------------------------------------------------------------------------------
Tecnomatix Technologies Ltd., 5.25% Cv. Sub. Nts., 8/15/04
5,000,000    4,318,750
----------------------------------------------------------------------------------------------
Veritas Software Corp., 1.865% Cv. Unsec. Sub. Disc. Nts., 8/13/06
2,500,000    6,740,625
----------------------------------------------------------------------------------------------
Wind River Systems, Inc., 5% Unsec. Sub. Nts., 8/1/02
3,000,000    3,802,500

----------

68,130,424



17  OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------




Face   Market Value

Amount     See Note 1
----------------------------------------------------------------------------------------------------------
Electronics--6.7%
Advanced Micro Devices, Inc., 6% Cv. Sub. Nts.,
5/15/05                        $  4,000,000   $  3,835,000
----------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc., 5.25% Cv. Unsec. Sub. Debs.,
11/1/05                    6,100,000      4,308,125
----------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc., 6% Cv. Sub. Nts.,
12/15/03                                    4,000,000      3,365,000
----------------------------------------------------------------------------------------------------------
Conexant Systems, Inc.:
4.25% Cv. Unsec. Sub. Nts.,
5/1/06/1/                                             1,000,000      2,933,750
4.25% Cv. Unsec. Sub. Nts.,
5/1/06                                                  500,000      1,466,875
----------------------------------------------------------------------------------------------------------
Itron, Inc., 6.75% Unsec. Sub. Nts.,
3/31/04                                      3,000,000      1,713,750
----------------------------------------------------------------------------------------------------------
Lattice Semicondutor Corp., 4.75% Cv. Nts.,
11/1/06/1/                            3,000,000      3,933,750
----------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4.25% Cv. Sub. Nts.,
3/15/04                                     1,500,000      3,406,875
----------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 7% Cv. Sub. Nts.,
7/1/04                                 5,000,000      6,456,250
----------------------------------------------------------------------------------------------------------
S3, Inc., 5.75% Cv. Unsec. Sub. Nts.,
10/1/03                                     3,000,000      2,801,250
----------------------------------------------------------------------------------------------------------
Solectron Corp., Zero Coupon Cv. Liquid Yield Option Nts,
3.35%,
1/27/19/3/
10,000,000      7,562,500
----------------------------------------------------------------------------------------------------------
STMicroelectronics NV, Zero Coupon Nts., Series DTC, 0.30%,
9/22/09/3/            3,100,000      4,254,750
----------------------------------------------------------------------------------------------------------
Thermo Instrument Systems, Inc., 4% Cv. Gtd. Nts., Series RG,
1/15/05             5,000,000      3,956,250
----------------------------------------------------------------------------------------------------------
Thermo Optek Corp., 5% Cv. Sub. Debs.,
10/15/00/1/                                6,535,000      6,453,312
----------------------------------------------------------------------------------------------------------
ThermoQuest Corp., 5% Gtd. Cv. Sub. Debs.,
8/15/00/1/                             9,775,000      9,603,938

-----------

66,051,375
----------------------------------------------------------------------------------------------------------
Transportation--0.2%
----------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Offshore Logistics, Inc., 6% Cv. Unsec. Sub. Nts.,
12/15/03                       2,500,000      2,059,375
----------------------------------------------------------------------------------------------------------
Utilities--1.1%
----------------------------------------------------------------------------------------------------------
Electric Utilities--1.1%
AES Corp. (The), 4.50% Cv. Jr. Sub. Nts.,
8/15/05                                 7,000,000     10,316,250

-----------
Total Convertible Corporate Bonds and Notes (Cost
$469,202,085)                                538,388,039

==========================================================================================================
Preferred Stocks--28.7%
----------------------------------------------------------------------------------------------------------
Basic Materials--1.5%
----------------------------------------------------------------------------------------------------------
Chemicals--0.7%
Monsanto Co., 6.50% Cv. Adjustable Conversion-Rate Equity
Security                  201,500      6,674,687
----------------------------------------------------------------------------------------------------------
Paper--0.8%
Georgia-Pacific Corp., 7.50% Cv. Premium Equity Participating Security
Units/6/     100,000      5,112,500
----------------------------------------------------------------------------------------------------------
International Paper Capital Trust, 5.25% Cum. Cv., Non-Vtg.
(cv. into common stock of International Paper
Co.)                                   50,000      2,725,000

---------

7,837,500
----------------------------------------------------------------------------------------------------------
Capital Goods--3.3%
----------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.2%
Loral Space & Communications Ltd., 6% Cv., Series
C                                 175,000     11,309,375

18 OPPENHEIMER CONVERTIBLE SECURITIES FUND




Market Value

Shares     See Note 1
-----------------------------------------------------------------------------------------------
Industrial Services--0.8%
Owens-Illinois, Inc., 4.75% Cv.
126,400   $ 3,950,000
-----------------------------------------------------------------------------------------------
Sensormatic Electronics Corp., 6.50% Cv.(1)
150,000     3,693,750

---------

7,643,750
-----------------------------------------------------------------------------------------------
Manufacturing--1.3%
Sealed Air Corp., $2.00 Cv., Series A
250,000    12,625,000
-----------------------------------------------------------------------------------------------
Communication Services--7.4%
-----------------------------------------------------------------------------------------------
Telecommunications: Long Distance--5.9%
Broadwing, Inc., 6.75% Cv., Series B
80,000     4,680,000
-----------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 7% Cv.(1)
29,300     8,255,275
-----------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 7% Cv., Series E, Non-Vt.
150,000     5,100,000
-----------------------------------------------------------------------------------------------
MCI WorldCom, Inc., $2.25 Cv.
156,100     8,009,881
-----------------------------------------------------------------------------------------------
PSINet, Inc., 6.75% Cv., Series C, Non-Vtg.
80,000     4,670,000
-----------------------------------------------------------------------------------------------
QUALCOMM Financial Trust I, 5.75% Cum. Cv., Non-Vtg.
15,000    14,746,875
-----------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv.(1)
100,000     7,062,500
-----------------------------------------------------------------------------------------------
Winstar Communications, Inc., 7% Cv. Cum., Series D, Non-Vtg.
70,000     5,556,250

----------

58,080,781

-----------------------------------------------------------------------------------------------
Telecommunications: Telephone Utilities--1.0%
MediaOne Group, Inc.
6.25% Cv. Premium Income Exchangeable Securities for
Vodaphone AirTouch plc Common Stock
70,000     7,560,000
7% Cv. (converts into common stock of Vodaphone AirTouch plc)
50,000     2,400,000

---------

9,960,000

-----------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.5%
McLeodUSA, Inc., 6.75% Cv., Series A
9,000     4,635,000
-----------------------------------------------------------------------------------------------
Consumer Cyclicals--2.6%
-----------------------------------------------------------------------------------------------
Autos & Housing--1.7%
Equity Office Properties Trust, 5.25% Cum. Cv. Series B, Non-Vtg.
150,000     5,850,000
-----------------------------------------------------------------------------------------------
General Growth Properties, Inc., 7.25% Cv. Preferred Income Equity
Redeemable Stock
250,000     5,000,000
-----------------------------------------------------------------------------------------------
Owens Corning Capital LLC, 6.50% Cv. Monthly Income Preferred
Securities, Non-Vtg.(1)
175,000     6,059,375

---------

16,909,375
-----------------------------------------------------------------------------------------------
Retail: General--0.8%
K-Mart Financing I, 7.75% Cum. Cv., Non-Vtg.
175,000     7,656,250
-----------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.1%
Danskin, Inc., $88.2722 Cv., Series D (cv. into 1,471,203 restricted common shares)(2,5,7)
88       772,382



19 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------




Market Value

Shares      See Note 1
-------------------------------------------------------------------------------------------------------------
Consumer Staples--5.8%
-------------------------------------------------------------------------------------------------------------
Broadcasting--2.7%
Adelphia Communications Corp.,5.50% Cv., Series D,
Non-Vtg.                              35,000   $ 6,593,125
-------------------------------------------------------------------------------------------------------------
Cox Communications,Inc.,7% Cv. Preferred Redeemable Increased
Dividend Equity Securities,
Non-Vtg.                                                    100,000
6,800,000
-------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.,6.25% Cv.,
Cl.A                                               50,000     3,975,000
-------------------------------------------------------------------------------------------------------------
News Corp. Exchange Trust, Cum. Units (units of one trust originated preferred securities and one warrant exchangeable into common shares or ADS of British Sky Broadcasting
Corp.)(6)                                             25,000     3,578,125
-------------------------------------------------------------------------------------------------------------
UnitedGlobalCom,Inc.,7% Cv., Series
D                                                    78,000     5,060,250

----------

26,006,500

-------------------------------------------------------------------------------------------------------------
Entertainment--1.5%
Reliant Energy,Inc.,7% Automatic Common Exchange
Securities for
Time Warner, Inc. Common
Stock                                                           65,000
7,832,500
-------------------------------------------------------------------------------------------------------------
Seagram Co.Ltd. (The),7.50% Automatic Common Exchangeable
Securities                    150,000     6,750,000

14,582,500

-------------------------------------------------------------------------------------------------------------
Food--0.5%
Suiza Capital Trust II/Suiza Foods Corp.,5.50% Cv. Cum.,
Non-Vtg.                       150,000     5,175,000
-------------------------------------------------------------------------------------------------------------
Household Goods--1.1%
Estee Lauder Automatic Common Exchange Security Trust II,$5.40 Cv.
Trust Automatic Common Exchange Securities, Non-Vtg. (exchangeable to common stock of Estee Lauder Cos.,
Cl.A)                                              55,000     5,211,250
-------------------------------------------------------------------------------------------------------------
Newell Financial Trust I,5.25% Cv. Quarterly Income Preferred
Securities,
Non-Vtg
150,000     5,718,750

----------

10,930,000

-------------------------------------------------------------------------------------------------------------
Energy--1.5%
-------------------------------------------------------------------------------------------------------------
Energy Services--0.4%
Weatherford International,Inc.,5%
Cv.                                                   100,000     4,012,500
-------------------------------------------------------------------------------------------------------------
Oil: Domestic--1.1%
Apache Corp.,6.50% Cv. Automatic Common Exchange
Securities                             145,000     5,147,500
-------------------------------------------------------------------------------------------------------------
Unocal Capital Trust,6.25% Cum.Cv.,
Non-Vtg.                                            125,000     6,093,750

----------

11,241,250

-------------------------------------------------------------------------------------------------------------
Financial--3.8%
-------------------------------------------------------------------------------------------------------------
Banks--0.8%
National Australia Bank Ltd., ExCaps (each ExCap consists of $25 principal amount
of 7.875% Perpetual Capital Security and a purchase contract entitling the holder to exchange ExCaps for ordinary
shares)(6)                         297,900     8,229,488






20 OPPENHEIMER CONVERTIBLE SECURITIES FUND



Market Value
                                                                          Shares
See Note 1
----------------------------------------------------------------------------------------
Diversified Finance--2.0%
CVS Automatic Common Exchange Security Trust,6% Cv. Trust
Automatic Common Exchange Securities                                60,000
$ 4,275,000
----------------------------------------------------------------------------------------
DECS Trust IV,6.25% Cv., (exchangeable for common stock of
Metromedia Fiber Network, Inc., Cl.A)
100,000     4,650,000
----------------------------------------------------------------------------------------
Equity Residential Properties Trust,7.25% Cv., Series G
300,000     5,925,000
----------------------------------------------------------------------------------------
IFT Financial Group, Inc.,6.50% Cum. Cv.
107,500     4,609,063

----------

19,459,063

----------------------------------------------------------------------------------------
Insurance--0.6%
American General Corp.,7% Cv.
100,000     6,100,000
----------------------------------------------------------------------------------------
Savings & Loans--0.4%
Sovereign Captial Trust II,7.50% Cv. Preferred Income Equity
Redeemable Stock
80,000     3,900,000
----------------------------------------------------------------------------------------
Healthcare--0.4%
----------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.4%
McKesson Financial Trust, 5% Cv., Non-Vtg.
100,000     3,687,500
----------------------------------------------------------------------------------------
Technology--0.4%
----------------------------------------------------------------------------------------
Computer Software--0.4%
L & H Capital Trust, Inc.,4.75% Cv. Preferred Income Equity
Redeemable Stock(1)
100,000     4,075,000
----------------------------------------------------------------------------------------
Transportation--0.9%
----------------------------------------------------------------------------------------
Railroads & Truckers--0.9%
Union Pacific Capital Trust,6.25% Cum. Term Income
Deferrable Equity Securities, Non-Vtg.
200,000     8,325,000
----------------------------------------------------------------------------------------
Utilities--1.1%
----------------------------------------------------------------------------------------
Electric Utilities--0.5%
Calpine Capital Trust,$5.75 Cv. Term Income Deferrable
75,000     4,921,875
Equity Securities
----------------------------------------------------------------------------------------
Gas Utilities--0.6%
El Paso Energy Corp. Capital Trust I,4.75% Cv.
125,000     6,296,875

----------
Total Preferred Stocks (Cost $251,345,699)
281,046,651

----------------------------------------------------------------------------------------
Common Stocks--0.9%
----------------------------------------------------------------------------------------
American Home Products Corp.
40,080     1,580,655
----------------------------------------------------------------------------------------
Danskin,Inc.(5,7)
3,408,210     3,585,437
----------------------------------------------------------------------------------------
Danskin, Inc. Restricted Common Shares(2,5,7)
289,251       151,857
----------------------------------------------------------------------------------------
Intermedia Communications, Inc.(5)
2,056        79,798
----------------------------------------------------------------------------------------
McLeodUSA,Inc.,Cl.A(5)
47         2,767
----------------------------------------------------------------------------------------
Philip Morris Cos., Inc.(4)
126,000     2,921,625
----------------------------------------------------------------------------------------
United States Cellular Corp.(5)
10,000     1,009,375

----------
Total Common Stocks (Cost
$8,352,042)                                          9,331,514





21 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------





Market Value

Units              See Note 1
=============================================================================================================================

Rights, Warrants and Certificates--0.0%
Portion of Danskin, Inc. Promissory Nt., to be used to purchase 53,309 shares of restricted common stock in rights
offering(2,7)                                       --           $     15,993
-----------------------------------------------------------------------------------------------------------------------------
Danskin, Inc. Wts., Exp.
10/8/04(2,7)
367,801                 80,916
-----------------------------------------------------------------------------------------------------------------------------
Submicron Systems Corp. Wts., Exp.
1/15/01(2)
27,000                     --

------------
Total Rights, Warrants and Certificates (Cost
$15,993)                                                             96,909


Face

Amount
=============================================================================================================================
Structured Instruments--7.4%
Deutsche Bank AG Linked Nts., 3.10%, 11/5/02
(AT&TCorp.)(2)                            $ 8,000,000             11,970,000
-----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc. Mandatory Exchangeable Debt Securities,
5%, 7/21/00 (exchangeable into Ethan Allen common
stock)                                14,060,000              6,886,588
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Principal-Protected Technology Basket
Performance Linked Nts.:
Series B, 7%,
8/18/00
10,000,000             15,781,250
Zero Coupon, 2/2/05 (based on the performance of Microsoft Corp.
and Hewlett-Packard
Co.)(3,5)
3,000,000              6,661,875
-----------------------------------------------------------------------------------------------------------------------------
NationsBank NA/Frontier Corp. Linked Certificates of Deposits,
6%,
5/22/00(2)
10,000,000             14,416,270
-----------------------------------------------------------------------------------------------------------------------------
Nations Bank NA/The Boeing Co. BA Enhanced Yield Equity-Linked
Certificates of Deposits, 5%,
7/15/00
10,000,000              8,913,790
-----------------------------------------------------------------------------------------------------------------------------
Tribune Co., 2% Unsec. Exchangeable Nts., 5/15/29 (exchangeable for shares of America Online,
Inc.)
50,690              8,059,710

---------------
Total Structured Instruments (Cost
$53,553,774)
72,689,483

=============================================================================================================================

Repurchase Agreements--7.6%
Repurchase agreement with Banc One Capital Markets, Inc., 2.75%, dated
12/31/99, to
be repurchased at $74,217,004 on 1/3/00, collateralized by U.S. Treasury
Bonds,
5.25%-12%, 2/15/01-11/15/28, with a value of $29,122,736 and U.S. Treasury
Nts.,
5%-7.50%, 12/31/00-2/15/07, with a value of $46,604,328 (Cost
$74,200,000)              74,200,000             74,200,000
-----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost
$856,669,593)                                               99.5%
975,752,596
-----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of
Liabilities
0.5              4,663,837

-------------------------------------------
Net
Assets
100.0%          $980,416,433

===========================================


22 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
FOOTNOTES TO STATEMENT OF INVESTMENTS
--------------------------------------------------------------------------------


1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $191,536,325 or 19.54% of the Fund's net assets as of December 31,1999.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
4. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:


                             Shares  Expiration  Exercise     Premium  Market
Value
                    Subject to Call        Date     Price    Received    See
Note 1
------------------------------------------------------------------------------------
Costco Cos., Inc.           70,000     1/24/00      $95      $ 470,400
$201,250
Philip Morris Cos., Inc.   120,000     1/18/00       55        401,387
--

-------------------
                                                                       $ 871,787
$201,250

===================


5. Non-income producing security.
6. Units maybe comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
7. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31,1999. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31,1999 amounts to $4,606,585. Transactions during the period in which the issuer was an affiliate are as follows:



Shares                                         Shares
                                             December 31,
Gross             Gross      December 31,
                                                     1998  Additions
Reductions              1999
---------------------------------------------------------------------------------------------------------
Danskin, Inc.                                   3,557,210
--           149,000         3,408,210
---------------------------------------------------------------------------------------------------------
Danskin, Inc. Restricted Common Shares            289,251
--                --           289,251
---------------------------------------------------------------------------------------------------------
Danskin,Inc.,$88.2722 Cv., Series D (cv. into
1,471,203 restricted common shares)                    88
--                --                88
---------------------------------------------------------------------------------------------------------
Danskin, Inc.Wts., Exp.10/8/04                    367,801
--                --           367,801
---------------------------------------------------------------------------------------------------------
Portion of Danskin, Inc.Promissory Nt., to
be used to purchase 53,309 shares of
restricted common stock in rights offering             --
--                --                --

See accompanying Notes to Financial Statements.

23 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES December 31, 1999
--------------------------------------------------------------------------------


==================================================================================
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $851,878,454)                          $
971,146,011
Affiliated companies (cost $4,791,139)
4,606,585
----------------------------------------------------------------------------------
Cash
1,462,620
----------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends
6,333,905
Investments sold
964,445
Shares of beneficial interest sold
740,450
Other
13,330

-------------
Total assets
985,267,346

==================================================================================
Liabilities
Options written, at value (premiums received $871,787)--
see accompanying statement
201,250
----------------------------------------------------------------------------------
Payables  and  other  liabilities:  Investments  purchased  1,581,413  Shares of beneficial  interest  redeemed  1,346,225  Distribution  and  service  plan fees
639,250  Accrued taxes 531,724  Transfer and  shareholder  servicing  agent fees
190,969 Trustees' compensation 80,452 Dividends 36,050 Other 243,580

-------------
Total liabilities
4,850,913
==================================================================================
Net Assets                                                          $
980,416,433

=============

==================================================================================
Composition of Net Assets
Paid-in capital                                                     $
860,634,269
----------------------------------------------------------------------------------
Undistributed net investment income
1,602,392
----------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions
(1,573,768)
----------------------------------------------------------------------------------
Net unrealized appreciation on investments
119,753,540

-------------
Net assets                                                          $
980,416,433

=============


See accompanying Notes to Financial Statements.

                  24 OPPENHEIMER CONVERTIBLE SECURITIES FUND


=============================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$220,671,078 and 13,490,076 shares of beneficial interest
outstanding)            $   16.36
Maximum offering price per share (net asset value plus sales charge of 5.75%
of
offering
price)                                                                   $
17.36
----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $431,370,477 and
26,329,471 shares of beneficial interest
outstanding)                             $   16.38
----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $94,351,720 and 5,771,140 shares of beneficial interest
outstanding)                          $   16.35
----------------------------------------------------------------------------------------------
Class M Shares:
Net asset value and  redemption  price  price per share  (based on net assets of
$234,023,158 and 14,313,380 shares of beneficial  interest  outstanding) $ 16.35
Maximum  offering price per share (net asset value plus sales charge of 3.25% of offering price) $ 16.90



See accompanying Notes to Financial Statements.

25 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

=================================================================================
Investment Income
Interest                                                           $
38,348,446
---------------------------------------------------------------------------------
Dividends
13,984,977

----------
Total income
52,333,423

=================================================================================
Expenses
Management fees
4,436,407
---------------------------------------------------------------------------------
Distribution and service plan fees:
Class A 517,478 Class B 4,146,098 Class C 943,574 Class M 1,766,073
---------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A 285,334 Class B 607,004 Class C 130,399 Class M 310,695
---------------------------------------------------------------------------------
Accounting service fees
272,339
---------------------------------------------------------------------------------
Trustees' compensation
76,304
---------------------------------------------------------------------------------
Custodian fees and expenses
57,753
---------------------------------------------------------------------------------
Other
527,518

----------
Total expenses
14,076,976
Less expenses paid indirectly
(35,768)

----------
Net expenses
14,041,208

=================================================================================
Net Investment Income
38,292,215

=================================================================================
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
  Unaffiliated companies (including premiums on options exercised)
75,809,188
  Affiliated companies
(42,689)
Closing and expiration of option contracts written
(5,506,962)
Foreign currency transactions
(187,764)

----------
Net realized gain
70,071,773

---------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments
86,533,925

-----------
Net realized and unrealized gain
156,605,698

=================================================================================
Net Increase in Net Assets Resulting from Operations               $
194,897,913

=============



See accompanying Notes to Financial Statements.

26 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



Year Ended December 31,
1999               1998
=====================================================================================================
Operations
Net investment income                                             $
38,292,215    $    42,446,713
-----------------------------------------------------------------------------------------------------
Net realized gain
70,071,773         20,491,709
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation
86,533,925        (35,159,142)

----------------------------------
Net increase in net assets resulting from operations
194,897,913         27,779,280

=====================================================================================================
Dividends  and/or  Distributions  to Shareholders  Dividends from net investment income:
Class A
(9,741,207)       (10,037,164)
Class B
(15,529,379)       (16,743,718)
Class C
(3,532,239)        (4,038,450)
Class M
(9,489,390)       (11,627,381)
-----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A
(14,347,902)        (5,790,061)
Class B
(28,098,374)       (11,634,294)
Class C
(6,147,578)        (2,833,142)
Class M
(15,305,909)        (6,896,262)

=====================================================================================================
Beneficial Interest Transactions Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A
(21,379,419)        38,763,260
Class B
(54,697,711)        79,998,589
Class C
(23,083,766)        27,838,755
Class M
(52,420,296)       (24,143,434)

=====================================================================================================
Net Assets
Total increase (decrease)
(58,875,257)        80,635,978
-----------------------------------------------------------------------------------------------------
Beginning of period
1,039,291,690        958,655,712

----------------------------------
End of period [including undistributed (over distributed)
net investment income of $1,602,392 and $(14,718),respectively]   $
980,416,433    $ 1,039,291,690

==================================



See accompanying Notes to Financial Statements.

27 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



Class A Year Ended December 31,                        1999
1998             1997       1996(1)      1995(2)
==========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $14.84
$15.32           $14.27      $13.96        $13.11
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .70
 .70              .71/3/      .73/3/        .54/3/
Net realized and unrealized gain (loss)               2.66
(.08)            1.93/3/      .65/3/       1.48/3/

--------------------------------------------------------------------------------------------------------------------------
Total income from investment operations               3.36
 .62             2.64        1.38          2.02
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholder:

Dividends from net investment income                  (.70)
(.70)            (.72)       (.72)         (.68)
Distributions from net realized gain                 (1.14)
(.40)            (.87)       (.35)         (.49)

--------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (1.84)
(1.10)           (1.59)      (1.07)        (1.17)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.36
$14.84           $15.32  $    14.27        $13.96
==========================================================================================================================

==========================================================================================================================
Total Return, at Net Asset Value/4/                  23.37%
4.08%           18.77%      10.13%        15.54%

==========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $220,671
$221,693         $192,212     $93,518        $2,502
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $207,008
$220,423         $145,929     $41,627        $1,799
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/5/
Net investment income                                 4.55%
4.55%            4.58%       5.11%         5.63%
Expenses                                              0.95%
0.93%/6/         0.95%/6/    0.98%/6/      1.05%/6/
Expenses, net of interest expense/7/                   N/A
0.93%/6/         0.95%/6/    0.97%/6/      1.01%/6/
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/8/                              95%
90%              79%         53%           58%




1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December
31,1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999 were $838,915,114 and $1,041,339,087, respectively.

See accompanying Notes to Financial Statements.

28 OPPENHEIMER CONVERTIBLE SECURITIES FUND


Class B Year Ended December 31,                  1999       1998
1997         1996(1)             1995(2)
====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period           $14.87     $15.35
$14.29         $13.98             $13.11
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .59        .58
 .59/3/         .62/3/             .45/3/
Net realized and unrealized gain (loss)          2.65       (.08)
1.94/3/         .65/3/            1.51/3/

-----------------------------------------------------------------------
Total income from investment operations          3.24        .50
2.53           1.27               1.96
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholder:
Dividends from net investment income             (.59)      (.58)
(.60)          (.61)              (.60)
Distributions from net realized gain            (1.14)      (.40)
(.87)          (.35)              (.49)

-----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (1.73)      (.98)
(1.47)          (.96)             (1.09)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $16.38     $14.87
$15.35         $ 14.29            $13.98

=======================================================================

====================================================================================================================
Total Return, at Net Asset Value/4/             22.35%      3.30%
17.93%          9.28%             15.09%
====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)     $431,370   $445,544
$383,755       $211,176            $34,465
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $414,611   $441,677
$296,426       $113,784            $15,184
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment income                            3.79%      3.79%
3.80%          4.31%              4.82%
Expenses                                         1.71%      1.69%(6)
1.72%(6)       1.75%(6)           1.69%(6)
Expenses, net of interest expense(7)              N/A       1.69%(6)
1.72%(6)       1.73%(6)           1.64%(6)
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                         95%        90%
79%            53%                58%





1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31,
1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999 were $838,915,114 and $1,041,339,087, respectively.

See accompanying Notes to Financial Statements.

29 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------



Class C Year Ended December 31,                             1999
1998               1997           1996(1,9)
========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                     $14.84
$15.32             $14.27             $14.03
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .59
 .58                .59(3)             .50(3)
Net realized and unrealized gain (loss)                    2.65
(.08)              1.93(3)             .59(3)

------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                    3.24
 .50               2.52               1.09
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.59)
(.58)              (.60)              (.50)
Distributions from net realized gain                      (1.14)
(.40)              (.87)              (.35)
------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (1.73)
(.98)             (1.47)
(.85)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $16.35
$14.84             $15.32             $14.27
========================================================================================================================
Total Return, at Net Asset Value(4)                       22.41%
3.32%             17.88%              7.74%

========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $94,352
$108,339            $85,397            $38,312
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $94,329
$105,974            $62,343            $18,550
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment income                                      3.80%
3.81%              3.82%              4.32%
Expenses                                                   1.70%
1.68%(6)           1.70%(6)           1.68%(6)
Expenses, net of interest expense(7)                        N/A
1.68%(6)           1.70%(6)           1.67%(6)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                                   95%
90%                79%                53%






1. On January 4, 1996, OppenheimerFunds,Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31, 1995.
3. Per share information has been determined based on average shares outstanding for the period. 4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year. 6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999 were $838,915,114 and $1,041,339,087, respectively. 9.
For the period from March 11, 1996 (inception of offering) to December 31, 1996.

See accompanying Notes to Financial Statements.

30 OPPENHEIMER CONVERTIBLE SECURITIES FUND



Class M Year Ended December 31,                       1999
1998                1997     1996/1/        1995
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $14.84
$15.32              $14.27          $13.96         $12.20
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .63
 .62                 .62/3/          .65/3/         .70/3/
Net realized and unrealized gain (loss)               2.65
(.08)               1.94/3/          .66/3/        2.42/3/
------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations               3.28
 .54                2.56            1.31           3.12
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.63)
(.62)               (.64)           (.65)          (.87)
Distributions from net realized gain                 (1.14)
(.40)               (.87)           (.35)          (.49)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      (1.77)
(1.02)              (1.51)          (1.00)         (1.36)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.35
$14.84              $15.32          $14.27         $13.96
==============================================================================================================================
Total Return, at Net Asset Value/4/                  22.74%
3.58%              18.19%           9.58%         26.00%
==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $234,023
$263,716            $297,292        $274,043       $239,341
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $235,419
$288,953            $285,621        $264,936       $181,719
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/5/
Net investment income                                 4.06%
4.02%               4.05%           4.59%          5.12%
Expenses                                              1.45%
1.43%/6/            1.46%/6/        1.58%/6/       1.58%/6/
Expenses, net of interest expense/7/                   N/A
1.43%/6/            1.46%/6/        1.55%/6/       1.56%/6/
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/8/                              95%
90%                 79%             53%            58%




1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31,
1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999 were $838,915,114 and $1,041,339,087, respectively.

See accompanying Notes to Financial Statements.

31 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund intends to seek its objective by investing primarily in convertible fixed income securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class M shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a front-end sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and M shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.



32 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. During 1995, the Fund acquired all of the assets and liabilities of another investment company which did not distribute its net investment income or realized gains and was taxed as a C corporation. Accordingly, an accrued tax liability was assumed by the Fund on the date of the acquisition. As of December 31, 1999, the remaining accrued tax liability for net unrealized gains on investments at the time of the acquisition was $531,724.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 1999, a provision of $45,325 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $76,808 as of December 31, 1999.




33 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  Continued

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect an increase in paid-in capital of $169,260,a decrease in over distributed net investment income of $1,617,110,and a decrease in accumulated net realized gain on investments of $1,786,370.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



34 OPPENHEIMER CONVERTIBLE SECURITIES FUND

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                     Year Ended December 31, 1999     Year
Ended December 31, 1998
                                        Shares          Amount
Shares           Amount
--------------------------------------------------------------------------------
Class A
Sold                                 1,839,242    $  28,451,586
5,704,233    $  89,040,791
Dividends and/or distributions
reinvested                           1,245,687       19,795,587
919,205       13,833,726
Redeemed                            (4,530,563)     (69,626,592)
(4,231,755)     (64,111,257)

---------------------------------------------------------------
Net increase (decrease)             (1,445,634)   $ (21,379,419)
2,391,683    $  38,763,260

===============================================================

Class B
Sold                                 2,027,260    $  31,242,213
7,980,117    $ 125,356,682
Dividends and/or distributions
reinvested                           2,239,180       35,741,741
2,002,880       30,266,988
Redeemed                            (7,908,649)    (121,681,665)
(5,015,731)     (75,625,081)

---------------------------------------------------------------
Net increase (decrease)             (3,642,209)   $ (54,697,711)
4,967,266    $  79,998,589

===============================================================

Class C
Sold                                   666,790    $  10,271,657
2,882,218    $  45,258,884
Dividends and/or distributions
reinvested                             499,994        7,958,464
504,006        7,600,723
Redeemed                            (2,698,276)     (41,313,887)
(1,658,804)     (25,020,852)

---------------------------------------------------------------
Net increase (decrease)             (1,531,492)   $ (23,083,766)
1,727,420    $  27,838,755

===============================================================

Class M
Sold                                   253,587    $   3,881,769
1,011,033    $  16,005,467
Dividends and/or distributions
reinvested                           1,228,639       19,534,574
1,254,634       18,971,816
Redeemed                            (4,938,225)     (75,836,639)
(3,898,845)     (59,120,717)

---------------------------------------------------------------
Net decrease                        (3,455,999)   $ (52,420,296)
(1,633,178)   $ (24,143,434)

===============================================================


================================================================================
3.Unrealized Gains and Losses on Securities

As of December 31, 1999, net unrealized appreciation on securities and options written of $119,753,540 was composed of gross appreciation of $150,822,956, and gross depreciation of $31,069,416.



35 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% on the first $50 million of average net assets of the Fund, 0.50% of the next $250 million and 0.4375% on average annual net assets over $300 million. The Fund's management fee for year ended December 31, 1999 was 0.47% of average annual net assets for each class of shares.

--------------------------------------------------------------------------------
Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets.

--------------------------------------------------------------------------------
Transfer Agent Fees. Oppenheimer Funds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee of $24.12 for each Class A and Class M shareholder account and $26.02 for each Class B and Class C shareholder account.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                                    Class A         Class M
                    Aggregate       Aggregate       Front-End
Front-End       Commissions     Commissions     Commissions
                    Front-End       Front-End       Sales
Sales           on Class A      on Class B      on Class C
                    Sales Charges   Sales Charges   Charges
Charges         Shares          Shares          Shares
                    on Class A      on Class M      Retained by     Retained
by     Advanced by     Advanced by     Advanced by
Year Ended          Shares          Shares          Distributor
Distributor     Distributor(1)  Distributor(1)  Distributor(1)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1999   $353,830        $85,944         $104,804
$10,458         $36,458         $960,277          $86,566

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class M shares from its own resources at the time of sale.

                                     Class A                  Class
B                   Class C      Class M
                         Contingent Deferred      Contingent Deferred
Contingent Deferred      Contingent Deferred
                      Sales Charges Retained   Sales Charges Retained
Sales Charges Retained   Sales Charges Retained
Year Ended                    By Distributor           By
Distributor            By Distributor           By Distributor
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                     $4,533
$1,693,693                   $24,673                  $--



The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class M shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.



36 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the fiscal year ended December 31, 1999, payments under the Class A Plan totaled $517,478,all of which was paid by the Distributor to recipients. That included $49,201 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Class B, Class C and Class M Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class M plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B and Class M shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B, Class C and Class M shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended December 31, 1999 were as follows:



Distributor's     Distributor's

Aggregate         Aggregate

Unreimbursed     Expenses as %
                         Total Payments Amount Retained
Expenses     of Net Assets
                        Under Plan       by Distributor         Under
Plan          of Class
--------------------------------------------------------------------------------------------
Class B Plan           $4,146,098            $3,386,142
$9,555,997             2.22%
Class C Plan              943,574               298,813
1,101,182             1.17
Class M Plan            1,766,073               653,494
--               --

37 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

================================================================================
5. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 1999 was as follows:

                                                                            Call
Options

---------------------------
                                                      Number of        Amount
of
                                                      Options
Premiums
--------------------------------------------------------------------------------
Options outstanding as of December 31, 1998              15,600    $
7,066,607
Options written                                          16,426
10,558,117
Options closed or expired                               (29,460)
(16,385,018)
Options exercised                                          (666)
(367,919)

---------------------------
Options outstanding as of December 31, 1999               1,900    $
871,787

===========================



38  OPPENHEIMER CONVERTIBLE SECURITIES FUND

================================================================================
6. Illiquid or Restricted Securities

As of December 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999 was $32,481,897, which represents 3.31% of the Fund's net assets, of which $14,136,968 is considered restricted. Information concerning restricted securities is as follows:



Valuation
                                                     Acquisition
Cost     Per Unit as of
Security                                                    Date     Per
Unit  December 31,1999
-----------------------------------------------------------------------------------------------
Bonds and Other Securities
Deutsche Bank AG Linked Nts., 3.10%, 11/5/02
(AT&T Corp.)                                           10/29/97
100.00       149.625%

-----------------------------------------------------------------------------------------------
Hudson Hotels Corp., 7.50% Cv. Sub. Debs., 7/1/01       7/23/99
65.97        38.194

Stocks, Warrants and Other Securities
Danskin, Inc.:
$88.2722 Cv. Preferred, Series D                        8/14/95
$5,000.00     $8,750.00
Portion of Promissary Note to be used to purchase
53,309 shares of restricted common stock in
rights offering                                         8/14/95
0.30          0.30
Restricted Common Shares                                8/14/95
0.30          0.53
Wts., Exp. 10/8/04                                      8/14/95
--          0.22
-----------------------------------------------------------------------------------------------
Submicron Systems Corp. Wts., Exp. 1/15/01             12/11/95
--            --


39 OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

7. Bank Borrowings

The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%.The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum. The commitment fee allocated to the Fund for the year ended December 31,1999 was $11,244.
     The Fund had no borrowings outstanding for the year ended December 31, 1999.


40 OPPENHEIMER CONVERTIBLE SECURITIES FUND

Financials

STATEMENT OF INVESTMENTS June 30, 2000 / Unaudited



Principal   Market Value

Amount     See Note 1
=================================================================================================
 Convertible Corporate Bonds and Notes--57.2%
-------------------------------------------------------------------------------------------------
 Capital Goods--4.8%
-------------------------------------------------------------------------------------------------
 Aerospace/Defense--0.4%
 Orbital Sciences Corp., 5% Cv. Unsec. Sub. Nts., 10/1/02              $
6,000,000    $ 4,057,500
-------------------------------------------------------------------------------------------------
 Electrical Equipment--0.8%
 Commscope, Inc., 4% Cv. Nts., 12/15/06(1)
7,000,000      7,656,250
-------------------------------------------------------------------------------------------------
 Industrial Services--2.3%
 Cendant Corp., 3% Cv. Sub. Nts., 2/15/02
5,000,000      4,550,000
-------------------------------------------------------------------------------------------------
 Danka Business Systems plc, 6.75% Cv. Sub. Nts., 4/1/02
4,000,000      2,740,000
-------------------------------------------------------------------------------------------------
 EMCOR Group, Inc., 5.75% Cv. Sub. Nts., 4/1/05
3,000,000      2,925,000
-------------------------------------------------------------------------------------------------
 Getty Images, Inc., 5% Cv. Sub. Nts., 3/15/07(1)
5,000,000      4,137,500
-------------------------------------------------------------------------------------------------
 Mail-Well, Inc., 5% Cv. Nts., 11/1/02
5,000,000      4,150,000
-------------------------------------------------------------------------------------------------
 Mansur Industries, Inc., 8.25% Cv. Sub. Nts., 2/18/03(2)
4,701,972      4,090,716

------------

22,593,216


-------------------------------------------------------------------------------------------------
 Manufacturing--1.3%
 Hexcel Corp., 7% Cv. Unsec. Sub. Nts., 8/1/03
3,000,000      2,595,000
-------------------------------------------------------------------------------------------------
 Mark IV Industries, Inc., 4.75% Cv. Sub. Nts., 11/1/04
7,000,000      6,501,250
-------------------------------------------------------------------------------------------------
 Robbins & Myers, Inc., 6.50% Cv. Unsec. Nts., 9/1/03
3,500,000      3,390,625

------------

12,486,875


-------------------------------------------------------------------------------------------------
 Communication Services--10.2%
-------------------------------------------------------------------------------------------------
 Telecommunications: Long Distance--4.1%
 Exodus Communications, Inc., 4.75% Cv. Nts., 7/15/08(1)
4,000,000      5,855,000
-------------------------------------------------------------------------------------------------
 Global Telesystems, Inc., 5.75% Cv. Nts., 7/1/10
6,000,000      3,480,000
-------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc., 6% Cv. Unsec. Sub. Nts., 3/15/10
15,000,000     13,631,250
-------------------------------------------------------------------------------------------------
 NTL, Inc., 5.75% Cv. Nts., 12/15/09(1)
10,000,000      7,987,500
-------------------------------------------------------------------------------------------------
 Telefonos de Mexico SA, 4.25% Cv. Sr. Nts., 6/15/04
4,000,000      5,380,000
-------------------------------------------------------------------------------------------------
 World Access, Inc., 4.50% Cv. Unsec. Sub. Nts., 10/1/02
5,000,000      3,662,500

------------

39,996,250


-------------------------------------------------------------------------------------------------
 Telecommunications: Wireless--6.1%
 American Tower Corp., 5% Cv. Nts., 2/15/10(1)
7,000,000      7,113,750
-------------------------------------------------------------------------------------------------
 AT&T Corp./Liberty Media Group, 3.75% Cv. Nts., 5/15/30(1)
25,000,000      27,156,25
-------------------------------------------------------------------------------------------------
 Gilat Satellite Networks Ltd., 4.25% Cv. Sub. Nts., 3/15/05(1)
7,000,000      4,821,250
-------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10(1)
20,000,000      20,475,00

------------

59,566,250


-------------------------------------------------------------------------------------------------
 Consumer Cyclicals--4.0%
-------------------------------------------------------------------------------------------------

 Autos & Housing--1.1%
 Magna International, Inc., 5% Cv. Sub. Debs., 10/15/02
6,500,000      6,581,250
-------------------------------------------------------------------------------------------------
 MascoTech, Inc., 4.50% Cv. Sub. Debs., 12/15/03
5,000,000      3,750,000

------------

10,331,250


9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


STATEMENT OF INVESTMENTS Unaudited / Continued


Principal   Market Value

Amount     See Note 1
-------------------------------------------------------------------------------------------------
 Media--2.2%
 Interpublic Group of Cos., Inc., 1.87% Cv. Unsec. Nts., 6/1/06        $
8,000,000    $ 7,760,000
-------------------------------------------------------------------------------------------------
 Omnicom Group, Inc., 2.25% Cv. Unsec. Nts., 1/6/13
3,500,000      6,479,375
-------------------------------------------------------------------------------------------------
 Young & Rubicam, Inc., 3% Cv. Nts., 1/15/05(1)
7,000,000      7,131,250

------------

21,370,625


-------------------------------------------------------------------------------------------------
 Retail: Specialty--0.7%
 Amazon.com, Inc.:
 4.75% Cv. Sub. Debs., 2/1/09
3,000,000      1,901,250
 4.75% Cv. Sub. Debs., 2/1/09(1)
5,000,000      3,168,750
-------------------------------------------------------------------------------------------------
 Central Garden & Pet Co., 6% Cv. Nts., 11/15/03
3,000,000      2,036,250

------------

7,106,250


-------------------------------------------------------------------------------------------------
 Consumer Staples--3.1%
-------------------------------------------------------------------------------------------------
 Broadcasting--2.7%
 Clear Channel Communications, Inc.:
 1.50% Cv. Nts., 12/1/02
6,000,000      5,880,000
 2.625% Cv. Sr. Nts., 4/1/03
7,000,000      9,073,750
-------------------------------------------------------------------------------------------------
 Echostar Communications Corp., 4.875% Cv. Nts., 1/1/07(1)
12,000,000     11,430,000

------------

26,383,750


-------------------------------------------------------------------------------------------------
 Food & Drug Retailers--0.4%
 Costco Cos., Inc., Zero Coupon Cv. Sub. Nts., 1.93%, 8/19/17(3)
4,000,000      3,295,000


-------------------------------------------------------------------------------------------------
 Energy--3.3%
-------------------------------------------------------------------------------------------------
 Energy Services--2.0%
 Diamond Offshore Drilling, Inc., 3.75% Cv. Unsec. Sub. Nts., 2/15/07
4,000,000      4,170,000
-------------------------------------------------------------------------------------------------
 Nabors Industries, Inc., Zero Coupon Cv. Sr. Debs.,
 2.50%, 6/20/20(1,3)
8,500,000      5,195,625
-------------------------------------------------------------------------------------------------
 Pride International, Inc., Zero Coupon Cv. Sub. Debs., 6.16%,
 6.16%, 4/24/18(3)
15,000,000      6,168,750
-------------------------------------------------------------------------------------------------
 Transocean Sedco Forex, Inc., Zero Coupon Cv. Sr. Unsec. Debs.,
 2.75%, 5/24/20(3)
7,000,000      4,200,000

------------

19,734,375


-------------------------------------------------------------------------------------------------
 Oil: Domestic--1.3%
 Devon Energy Corp., 4.95% Cv. Sr. Unsec. Debs., 8/15/08
 (cv. into common stock of Chevron Corp.)
8,000,000      7,670,000
-------------------------------------------------------------------------------------------------
 Kerr-McGee Corp., 5.25% Cv. Unsec. Sub. Nts., 2/15/10
4,000,000      4,625,000

------------

12,295,000


10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND



Principal   Market Value

Amount     See Note 1
-------------------------------------------------------------------------------------------------
 Financial--2.0%
-------------------------------------------------------------------------------------------------
 Diversified Financial--2.0%
 Ameritrade Holding Corp.:
 5.75% Cv. Nts., 8/1/04(1)                                             $
2,000,000    $ 1,215,000
 5.75% Cv. Nts., 8/1/04
4,000,000      2,430,000
-------------------------------------------------------------------------------------------------
 Bell Atlantic Financial Services Corp.:
 4.25% Sr. Exchangeable Nts., 9/15/05 (exchangeable for shares of Cable & Wireless Communications, Inc. or cash)(1)
3,000,000      3,907,500
 5.75% Cv. Sr. Unsec. Nts., 4/1/03 (cv. into common stock of
 Telecom Corp. of New Zealand)(1)
5,000,000      4,887,500
-------------------------------------------------------------------------------------------------
 Phoenix Investment Partners Corp., 6% Cv. Unsec. Sub. Debs., 11/1/15
5,817,500      7,562,750

------------

20,002,750


-------------------------------------------------------------------------------------------------
 Healthcare--8.5%
-------------------------------------------------------------------------------------------------
 Healthcare/Drugs--8.5%
 Affymetrix, Inc., 4.75% Cv. Sub. Nts., 2/15/07(1)
10,000,000      7,825,000
-------------------------------------------------------------------------------------------------
 Alkermes, Inc., 3.75% Cv. Sub. Nts., 2/15/07
5,000,000      4,200,000
-------------------------------------------------------------------------------------------------
 ALZA Corp., Zero Coupon Cv. Nts., 5.37%, 7/14/14(3)
10,000,000      7,875,000
-------------------------------------------------------------------------------------------------
 Athena Neurosciences, Inc., 4.75% Gtd. Cv. Nts., 11/15/04
8,000,000     11,260,000
-------------------------------------------------------------------------------------------------
 Centocor, Inc., 4.75% Cv. Unsec. Sub. Debs., 2/15/05 (cv. into common stock of Johnson & Johnson)
10,000,000     13,537,500
-------------------------------------------------------------------------------------------------
 Human Genome Sciences, Inc., 3.75% Cv. Unsec. Sub., Nts., 3/15/07(1)
7,000,000      5,818,750
-------------------------------------------------------------------------------------------------
 Millennium Pharmaceuticals, Inc., 5.50% Cv. Sub. Nts., 1/15/07(1)
3,000,000      4,473,750
-------------------------------------------------------------------------------------------------
 Roche Holdings, Inc., Zero Coupon Cv. Liquid Yield Option Nts.:
 2.23%, 1/19/15 (cv. into common stock of Genentech, Inc.)(1,3)
15,000,000     13,875,000
 4.78%, 4/20/10(1,3)
15,000,000      7,893,750
-------------------------------------------------------------------------------------------------
 Sepracor, Inc., 5% Cv. Sub. Nts., 2/15/07(1)
4,000,000      5,875,000

------------

82,633,750


-------------------------------------------------------------------------------------------------
 Technology--20.4%
-------------------------------------------------------------------------------------------------
 Communications Equipment--1.2%
 DSC Communications Corp., 7% Cv. Unsec. Sub. Nts., 8/1/04
6,000,000      6,862,500
-------------------------------------------------------------------------------------------------
 Efficient Networks, Inc., 5% Cv. Unsec. Sub. Nts., 3/15/05(1)
6,000,000      4,500,000

------------

11,362,500


-------------------------------------------------------------------------------------------------
 Computer Hardware--3.8%
 Adaptec, Inc., 4.75% Cv. Sub. Nts., 2/1/04
8,000,000      6,750,000
-------------------------------------------------------------------------------------------------
 Hewlett-Packard Co., Zero Coupon Cv. Sr. Liquid Yield
 Option Nts., 2.42%, 10/14/17(3)
20,000,000     19,000,000
-------------------------------------------------------------------------------------------------
 Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07
10,000,000     11,100,000

------------

36,850,000


-------------------------------------------------------------------------------------------------
 Computer Services--1.5%
 Checkfree Holdings Corp., 6.50% Cv. Nts., 12/1/06(1)
5,000,000      4,825,000
-------------------------------------------------------------------------------------------------
 Internet Capital Group, Inc., 5.50% Cv. Nts., 12/21/04
8,000,000      5,280,000
-------------------------------------------------------------------------------------------------
 Safeguard Scientifics, Inc., 5% Cv. Unsec. Sub. Nts., 6/15/06
3,000,000      4,601,250

------------

14,706,250


11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued


Principal   Market Value

Amount     See Note 1
-------------------------------------------------------------------------------------------------
 Computer Software--5.3%
 Aspen Technology, Inc., 5.25% Cv. Unsec. Nts., 6/15/05                $
4,500,000   $  4,393,125
-------------------------------------------------------------------------------------------------
 BEA Systems, Inc., 4% Cv. Nts., 12/15/06(1)
4,000,000      6,280,000
-------------------------------------------------------------------------------------------------
 Excite@Home, 4.75% Cv. Sr. Nts., 12/15/06(1)
8,500,000      6,013,750
-------------------------------------------------------------------------------------------------
 I2 Technologies, Inc., 5.25% Cv. Sub. Nts., 12/15/06
2,000,000      3,085,000
-------------------------------------------------------------------------------------------------
 Mercury Interactive Corp., 4.75% Cv. Nts., 7/1/07(1)
3,000,000      3,234,375
-------------------------------------------------------------------------------------------------
 Network Associates, Inc., Zero Coupon Cv. Unsec. Sub. Debs.,
 6.37%, 2/13/18(3)
20,000,000      7,125,000
-------------------------------------------------------------------------------------------------
 Rational Software Corp., 5% Cv. Sub. Nts., 2/1/07(1)
6,000,000      8,782,500
-------------------------------------------------------------------------------------------------
 Redback Networks, Inc., 5% Cv. Bonds, 4/1/07(1)
6,000,000      6,810,000
-------------------------------------------------------------------------------------------------
 Tecnomatix Technologies Ltd., 5.25% Cv. Sub. Nts., 8/15/04
5,000,000      3,281,250
-------------------------------------------------------------------------------------------------
 Veritas Software Corp., 1.856% Cv. Unsec. Nts., 8/13/06
1,000,000      3,155,000

------------

52,160,000


-------------------------------------------------------------------------------------------------
 Electronics--8.6%
-------------------------------------------------------------------------------------------------
 Amkor Technologies, Inc., 5% Cv. Nts., 3/15/07(1)
5,000,000      4,556,250
-------------------------------------------------------------------------------------------------
 ASM Lithography Holding NV, 4.25% Cv. Nts., 11/30/04(1)
5,000,000      6,687,500
-------------------------------------------------------------------------------------------------
 Cirrus Logic, Inc., 6% Cv. Unsec. Sub. Nts., 12/15/03
5,000,000      4,437,500
-------------------------------------------------------------------------------------------------
 Conexant Systems, Inc., 4% Cv. Sub. Nts., 2/1/07(1)
10,000,000      7,875,000
-------------------------------------------------------------------------------------------------
 Cypress Semiconductor Corp., 3.75% Cv. Bonds, 7/1/05
6,000,000      5,872,500
-------------------------------------------------------------------------------------------------
 Lam Research Corp., 5% Cv. Sub. Nts., 9/1/02
3,000,000      4,076,250
-------------------------------------------------------------------------------------------------
 LSI Logic Corp., 4% Cv. Unsec. Sub. Nts., 2/15/05
6,000,000      6,337,500
-------------------------------------------------------------------------------------------------
 Sanmina Corp., 4.25% Cv. Unsec. Nts., 5/1/04
2,000,000      4,037,500
-------------------------------------------------------------------------------------------------
 SCI Systems, Inc., 3% Cv. Sub. Nts., 3/15/07
5,000,000      4,900,000
-------------------------------------------------------------------------------------------------
 Semtech Corp., 4.50% Cv. Sub. Nts., 2/1/07(1)
5,000,000      5,462,500
-------------------------------------------------------------------------------------------------
 Solectron Corp., Zero Coupon Cv. Liquid Yield Option Nts.,
 2.81%, 5/8/20(3)
16,000,000     10,160,000
-------------------------------------------------------------------------------------------------
 Thermo Instrument Systems, Inc., 4% Cv. Gtd. Nts.,
 Series RG, 1/15/05
11,999,999     10,365,000
-------------------------------------------------------------------------------------------------
 Vitesse Semiconductor Corp., 4% Cv. Sub. Nts., 3/15/05(1)
9,000,000      8,347,500

------------

83,115,000


-------------------------------------------------------------------------------------------------
 Utilities--0.9%
-------------------------------------------------------------------------------------------------
 Electric Utilities--0.9%
 AES Corp. (The), 4.50% Cv. Jr. Sub. Nts., 8/15/05
5,000,000      8,756,250

------------
 Total Convertible Corporate Bonds and Notes (Cost
$534,937,963)                      556,459,091



Shares
=================================================================================================
 Preferred Stocks--26.7%
-------------------------------------------------------------------------------------------------
 Basic Materials--0.5%
-------------------------------------------------------------------------------------------------
 Paper--0.5%
 International Paper Capital Trust, 5.25% Cum. Cv., Non-Vtg.
 (cv. into common stock of International Paper Co.)
140,000      5,267,500


12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND




Market Value

Shares     See Note 1
-------------------------------------------------------------------------------------------------
 Capital Goods--2.4%
-------------------------------------------------------------------------------------------------
 Aerospace/Defense--0.4%
 Coltec Capital Trust, 5.25% Cv.
100,000    $ 4,012,500
-------------------------------------------------------------------------------------------------
 Industrial Services--0.4%
 Sensormatic Electronics Corp.:
 6.50% Cv.(1)
150,000      3,562,500
 6.50% Cv., Non-Vtg.
25,000        593,750

------------

4,156,250

-------------------------------------------------------------------------------------------------
 Manufacturing--1.6%
 Ingersoll-Rand Co., 6.75% Cv., Non-Vtg.
250,000      5,093,750
-------------------------------------------------------------------------------------------------
 Sealed Air Corp., $2.00 Cv., Series A
200,000     10,125,000

------------

15,218,750


-------------------------------------------------------------------------------------------------
 Communication Services--5.2%
-------------------------------------------------------------------------------------------------
 Telecommunications: Long Distance--1.9%
 Global Crossing Ltd., 6.75% Cv.
35,000      7,717,500
-------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 7% Cv.
155,000      3,448,750
-------------------------------------------------------------------------------------------------
 Qwest Trends Trust, 5.75% Cv.(1)
90,000      7,323,750

------------

18,490,000


-------------------------------------------------------------------------------------------------
 Telecommunications: Wireless--1.0%
-------------------------------------------------------------------------------------------------
 MediaOne Group, Inc.:
 6.25% Cv. Premium Income Exchangeable Securities
 (exchangeable for Vodafone Airtouch plc)
30,000      2,698,125
 7% Cv. Premium Income Exchangeable Securities
 (exchangeable for Vodafone Airtouch plc)
170,000      6,885,000

------------

9,583,125


-------------------------------------------------------------------------------------------------
 Telephone Utilities--2.3%
 Alliant Energy Resources, Inc., 7.25% Cv.(1)
100,000      6,975,000
-------------------------------------------------------------------------------------------------
 BroadWing, Inc., 6.75% Cv., Series B
130,000      6,110,000
-------------------------------------------------------------------------------------------------
 DECS Trust IV, 6.25% Cv. (exchangeable for common stock of
 Metromedia Fiber Network, Inc., Cl. A)
80,000      5,490,000
-------------------------------------------------------------------------------------------------
 Winstar Communications, Inc., 7% Cv. Cum., Series D, Non-Vtg.
70,000      3,955,000

------------

22,530,000


-------------------------------------------------------------------------------------------------
 Consumer Cyclicals--3.1%
-------------------------------------------------------------------------------------------------
 Consumer Services--1.3%
 Cox Communications, Inc., 7% Cv. Preferred Redeemable Increased
 Dividend Equity Securities, Non-Vtg.
160,000      9,830,000
-------------------------------------------------------------------------------------------------
 XM Satellite Radio Holdings, Inc., 8.25% Cum. Cv., Series B
50,000      2,756,250

------------

12,586,250


-------------------------------------------------------------------------------------------------
 Media--1.8%
 Tribune Co., 2% Unsec. Exchangeable Nts., 5/15/29 (exchangeable for shares of America Online, Inc.)
150,000     17,662,500


13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


STATEMENT OF INVESTMENTS Unaudited / Continued


Market Value

Shares     See Note 1
-------------------------------------------------------------------------------------------------
 Consumer Staples--3.8%
-------------------------------------------------------------------------------------------------
 Entertainment--0.9%
 Seagram Co. Ltd. (The), 7.50% Automatic Common Exchangeable
 Securities
160,000    $ 8,600,000
-------------------------------------------------------------------------------------------------
 Food--0.6%
 Suiza Capital Trust II/Suiza Foods Corp., 5.50% Cv. Cum., Non-Vtg.
150,000      5,700,000
-------------------------------------------------------------------------------------------------
 Food & Drug Retailers--1.2%
 CVS Corp. Automatic Common Exchange Security Trust,
 6% Cv. Trust Automatic Common Exchange Securities
70,000      4,956,875
-------------------------------------------------------------------------------------------------
 IFT Financial Group, Inc., 6.50% Cum. Cv.
160,000      7,140,000

------------

12,096,875


-------------------------------------------------------------------------------------------------
 Household Goods--1.1%
 Estee Lauder Automatic Common Exchange Security Trust II,
 $6.25 Cv. Trust Automatic Common Exchange Securities, Non-Vtg.
 (exchangeable for common stock of Estee Lauder Cos., Cl. A)
60,000      5,407,500
-------------------------------------------------------------------------------------------------
 Newell Financial Trust I, 5.25% Cv. Quarterly Income Preferred
 Securities, Non-Vtg.
150,000      5,643,750

------------

11,051,250


-------------------------------------------------------------------------------------------------
 Energy--1.5%
-------------------------------------------------------------------------------------------------
 Energy Services--0.5%
 Weatherford International, Inc., 5% Cv.
100,000      4,537,500
-------------------------------------------------------------------------------------------------
 Oil: Domestic--1.0%
 Apache Corp., 6.50% Cv. Automatic Common Exchange Securities
100,000      5,175,000
-------------------------------------------------------------------------------------------------
 Kerr-McGee Corp., 5.50% Cv. Unsec. Debt Exchangeable for Common
 Stock, 8/2/04
100,000      4,975,000

------------

10,150,000


-------------------------------------------------------------------------------------------------
 Financial--6.5%
-------------------------------------------------------------------------------------------------
 Banks--0.9%
 National Australia Bank Ltd., ExCaps (each ExCap consists of $25 principal amount of 7.875% Perpetual Capital Security and a purchase contract entitling the holder to exchange ExCaps for ordinary shares)(4)
297,900      8,434,294
-------------------------------------------------------------------------------------------------
 Diversified Financial--1.1%
 Lehman Brothers Holdings, Inc., 5% Cum. Cv., Series B
150,000      5,306,250
-------------------------------------------------------------------------------------------------
 Wendy's Financing I, $2.50 Term Convertible Securities, Series A,
 9/15/26 (cv. into common stock of Wendy's International, Inc.)
100,000      4,500,000

------------

9,806,250


-------------------------------------------------------------------------------------------------
 Insurance--1.8%
 ACE Ltd., 8.25% Cv. Preferred Redeemable Increased Dividend Equity
 Securities, Non-Vtg.
110,000      6,881,875
-------------------------------------------------------------------------------------------------
 MetLife Capital Trust I, 8% Cv.(5)
150,000     10,378,125

------------

17,260,000


-------------------------------------------------------------------------------------------------
 Real Estate Investment Trusts--2.2%
 Equity Residential Properties Trust, 7.25% Cv., Series G
325,000      7,312,500


14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


Market Value

Shares     See Note 1
-------------------------------------------------------------------------------------------------
 Real Estate Investment Trusts  Continued
 General Growth Properties, Inc., 7.25% Cv. Preferred Income Equity
 Redeemable Stock
300,000    $ 6,525,000
-------------------------------------------------------------------------------------------------
 Vornado Realty Trust, 6.50% Cv., Series A
150,000      7,771,875

------------

21,609,375


-------------------------------------------------------------------------------------------------
 Savings & Loans--0.5%
 Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity Redeemable Stock,
 Units (each unit consists of one preferred plus one warrant to purchase  5.3355 shares of Sovereign Bancorp common stock)(4)
100,000      4,900,000
-------------------------------------------------------------------------------------------------
 Healthcare--1.5%
-------------------------------------------------------------------------------------------------
 Healthcare/Drugs--1.5%
 Biovail Corp., 6.75% Cv.
100,000      5,412,500
-------------------------------------------------------------------------------------------------
 Monsanto Co., 6.50% Cv. Adjustable Conversion-rate Equity Security
200,000      9,050,000

------------

14,462,500


-------------------------------------------------------------------------------------------------
 Transportation--0.8%
-------------------------------------------------------------------------------------------------
 Railroads & Truckers--0.8%
 Union Pacific Capital Trust, 6.25% Cum. Term Income Deferrable Equity
 Securities, Non-Vtg.
200,000      7,725,000
-------------------------------------------------------------------------------------------------
 Utilities--1.4%
-------------------------------------------------------------------------------------------------
 Electric Utilities--0.4%
 Calpine Capital Trust II, 5.50% Cv.(1)
60,000      4,297,500
-------------------------------------------------------------------------------------------------
 Gas Utilities--1.0%
-------------------------------------------------------------------------------------------------
 El Paso Energy Corp. Capital Trust I, 4.75% Cv.
150,000      9,656,250

------------
 Total Preferred Stocks (Cost
$246,664,392)                                           259,793,669


=================================================================================================
 Common Stocks--1.7%
 American Home Products Corp.
40,080      2,354,700
-------------------------------------------------------------------------------------------------
 Citigroup, Inc.
100,000      6,025,000
-------------------------------------------------------------------------------------------------
 Danskin, Inc.(5,6)
2,990,710      1,241,144
-------------------------------------------------------------------------------------------------
 Danskin, Inc. Restricted Common Shares(2,5,6)
2,015,119        519,901
-------------------------------------------------------------------------------------------------
 Hudson Hotels Corp.(2,5,6)
1,666,667      1,406,250
-------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc.(5)
2,033         60,482
-------------------------------------------------------------------------------------------------
 Learn2.com, Inc.(2,5)
35,704         70,292
-------------------------------------------------------------------------------------------------
 News Corp. Ltd. (The), Sponsored ADR, Preference
110,000      5,225,000
-------------------------------------------------------------------------------------------------
 Sensormatic Electronics Corp.(5)
4,348         68,753

------------
 Total Common Stocks (Cost
$14,297,878)                                                16,971,522



Units
=================================================================================================
 Rights, Warrants and Certificates--0.0%
 Cash Invested in a Portion of Danskin, Inc.'s $3 Million Promissory
 Nts., to be used to purchase 53,3090 restricted common shares in rights offering(2,6)
53,309         15,993
-------------------------------------------------------------------------------------------------
 Danskin, Inc. Wts., Exp. 10/8/04(2,6)
367,801         14,712
-------------------------------------------------------------------------------------------------
 Submicron Systems Corp. Wts., Exp. 1/15/01(2)
27,000             --

------------
 Total Rights, Warrants and Certificates (Cost
$15,993)                                    30,705


15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


STATEMENT OF INVESTMENTS Unaudited / Continued



Principal   Market Value

Amount     See Note 1
=================================================================================================
 Structured Instruments--4.3%
-------------------------------------------------------------------------------------------------
 Bank of America NA, Lucent Market Indexed Deposits, 6%, 2/9/02       $
10,000,000  $  10,411,670
-------------------------------------------------------------------------------------------------
 Deutsche Bank AG/AT&T Corp. Linked Nts., 3.10%, 11/5/02(2)
8,000,000      9,180,000
-------------------------------------------------------------------------------------------------
 J.P. Morgan & Co., Inc. Mandatory Exchangeable Debt Securities,
 5%, 7/21/00 (exchangeable into Ethan Allen common stock)
14,060,000      5,140,336
-------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc., 0.25% Ten Uncommon Values Index
 Linked Nts., 7/8/03
8,000,000      8,060,000

-------------------------------------------------------------------------------------------------
 NationsBank NA/The Boeing Co. BA Enhanced Yield Equity-
 Linked Certificates of Deposits, 5%, 7/15/00
10,000,000      8,716,930

------------
 Total Structured Instruments (Cost
$43,000,053)                                       41,508,936


=================================================================================================
 Repurchase Agreements--10.5%
 Repurchase agreement with Deutsche Bank Securities Inc., 6.55%, dated 6/30/00, to be repurchased at $102,283,799 on 7/3/00, collateralized by U.S. Treasury Bonds, 6%-8.50%, 2/15/20-2/15/26,
 with a value of $104,518,966 (Cost $102,228,000)
102,228,000    102,228,000
-------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $941,144,279)
100.4%   976,991,923
-------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Liabilities
(0.4)    (3,529,291)

--------------------------
 Net Assets
100.0%  $973,462,632

==========================

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $263,432,500 or 27.06% of the Fund's net assets as of June 30, 2000.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. For zero coupon bonds, the interest rate shown is the effective yield on the
date of purchase.
4. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
5. Non-income-producing security.
6. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2000 amounts to $3,198,000. Transactions during the period in which the issuer was an affiliate are as follows:




                                              Shares        Gross
Gross           Shares
                                   December 31, 1999    Additions
Reductions    June 30, 2000
-------------------------------------------------------------------------------------------------

 Danskin, Inc.                             3,408,210           --
417,500        2,990,710
-------------------------------------------------------------------------------------------------
 Danskin, Inc., Restricted
 Common Shares                               289,251    1,725,868
--        2,015,119
-------------------------------------------------------------------------------------------------
 Danskin, Inc., $88.2722 Cv., Series D
 (cv. into 1,471,203 restricted
 common shares)                                   88           --
88               --
-------------------------------------------------------------------------------------------------
 Danskin, Inc. Wts., Exp. 10/8/04            367,801           --
--          367,801
-------------------------------------------------------------------------------------------------
 Portion of Danskin, Inc. Promissory Nt.,
 to be used to purchase 53,309 shares of
 restricted common stock in rights offering       --           --
--               --

------------------------------------------------------------------------------------------------
 Hudson Hotels Corp.                              --    1,666,667
--        1,666,667

See accompanying Notes to Financial Statements.


16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


June 30, 2000
=================================================================================================
 Assets

 Investments, at value (including repurchase agreements of $102,228,000)--
 see accompanying statement:
 Unaffiliated companies (cost
$934,981,391)                                         $ 973,793,923
 Affiliated companies (cost
$6,162,888)                                                 3,198,000
-------------------------------------------------------------------------------------------------

Cash
1,965,959
-------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and
dividends
7,772,185
 Investments
sold
5,006,855
 Shares of beneficial interest
sold                                                     2,558,779

Other
56,799

------------
 Total
assets
994,352,500

=================================================================================================

Liabilities

 Payables and other liabilities:
 Investments
purchased
14,880,674

Dividends
2,941,628
 Shares of beneficial interest
redeemed                                                 1,726,005
 Distribution and service plan
fees                                                       672,713
 Transfer and shareholder servicing agent
fees                                            144,344
 Trustees'
compensation
86,263

Other
438,237

------------
 Total
liabilities
20,889,864


=================================================================================================
 Net
Assets
$973,462,636

============

=================================================================================================
 Composition of Net Assets
 Paid-in
capital                                                                    $
840,983,676
-------------------------------------------------------------------------------------------------
 Undistributed net investment
income                                                    1,715,740
-------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment
transactions                              94,915,576
-------------------------------------------------------------------------------------------------
 Net unrealized appreciation on
investments                                            35,847,644

------------
 Net
Assets
$973,462,636

============

17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

=================================================================================================
 Net Asset Value Per Share
 Class A Shares:
 Net  asset  value and  redemption  price  per  share  (based  on net  assets of
 $230,764,682 and 13,921,714 shares of beneficial interest
outstanding)                    $16.58
 Maximum offering price per share (net asset value plus sales charge of 5.75%
of
 offering
price)
$17.59
-------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$427,898,862
 and 25,776,187 shares of beneficial interest
outstanding)                                 $16.60
-------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value,  redemption  price (excludes  applicable  contingent  deferred sales charge) and offering price per share (based on net assets of
$98,482,993
 and 5,944,589 shares of beneficial interest
outstanding)                                  $16.57
-------------------------------------------------------------------------------------------------
 Class M Shares:
 Net asset value,  redemption  price and offering  price per share (based on net assets of $216,316,099 and 13,057,038 shares of beneficial interest outstanding)
$16.57
 Maximum offering price per share (net asset value plus sales charge of 3.25% of offering
price)                                                  $17.13



See accompanying Notes to Financial Statements.


18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  Unaudited


For the Six Months Ended June 30, 2000
==================================================================================
 Investment Income
 Interest                                                             $
18,376,927
----------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $13,781)
7,561,159

------------
 Total income
25,938,086


==================================================================================
 Expenses

 Management fees
2,243,841
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
280,884
 Class B
2,126,393
 Class C
476,305
 Class M
838,781
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
133,328
 Class B
280,871
 Class C
60,912
 Class M
138,123
----------------------------------------------------------------------------------
 Accounting service fee
146,836
----------------------------------------------------------------------------------
 Custodian fees and expenses
32,781
----------------------------------------------------------------------------------
 Trustees' compensation
20,071
----------------------------------------------------------------------------------
 Other
277,252

------------
 Total expenses
7,056,378
 Less expenses paid indirectly
(26,297)

------------
 Net expenses
7,030,081


==================================================================================
 Net Investment Income
18,908,005

==================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized gain on:
 Investments:
 Unaffiliated companies (including premiums on options exercised)
96,414,397
 Affiliated companies
(326,440)
 Closing and expiration of option contracts written
401,387

------------
 Net realized gain
96,489,344


----------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments
(83,905,896)

------------
 Net realized and unrealized gain
12,583,448


==================================================================================
 Net Increase in Net Assets Resulting from Operations                 $
31,491,453

============





See accompanying Notes to Financial Statements.


19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS



                                                         Six Months
Year
                                                                           Ended
Ended
                                                      June 30, 2000
December 31,
                                                        (Unaudited)
1999
==================================================================================
 Operations

 Net investment income                                $  18,908,005 $
38,292,215
----------------------------------------------------------------------------------
 Net realized gain                                       96,489,344
70,071,773
----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)   (83,905,896)
86,533,925

---------------------------
 Net increase in net assets resulting from operations    31,491,453
194,897,913

==================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                 (5,031,675)
(9,741,207)
 Class B                                                 (7,700,359)
(15,529,379)
 Class C                                                 (1,728,466)
(3,532,239)
 Class M                                                 (4,334,157)
(9,489,390)
-----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                         --
(14,347,902)
 Class B                                                         --
(28,098,374)
 Class C                                                         --
(6,147,578)
 Class M                                                         --
(15,305,909)

==================================================================================
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                  7,393,864
(21,379,419)
 Class B                                                 (9,106,206)
(54,697,711)
 Class C                                                  2,825,552
(23,083,766)
 Class M                                                (20,763,803)
(52,420,296)

==================================================================================
 Net Assets

 Total decrease                                          (6,953,797)
(58,875,257)
----------------------------------------------------------------------------------
 Beginning of period                                    980,416,433
1,039,291,690

---------------------------
 End of period (including undistributed net investment
 income of $1,715,740 and $1,602,392, respectively)    $973,462,636  $
980,416,433

===========================




See accompanying Notes to Financial Statements.


20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS



                                            Six
Months                                             Year

Ended                                            Ended
                                         June 30,
2000                                          Dec. 31,
 Class A                                   (Unaudited)     1999
1998      1997   1996(1)    1995(2)
========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period          $16.36    $14.84    $15.32
$14.27    $13.96    $13.11
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .37       .70
 .70       .71(3)    .73(3)    .54(3)
 Net realized and unrealized gain (loss)          .22      2.66
(.08)     1.93(3)    .65(3)   1.48(3)

--------------------------------------------------------
 Total income from investment operations          .59      3.36
 .62      2.64      1.38      2.02
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.37)     (.70)
(.70)     (.72)     (.72)     (.68)
 Distributions from net realized gain              --     (1.14)
(.40)     (.87)     (.35)     (.49)

--------------------------------------------------------

 Total dividends and/or distributions
 to shareholders                                 (.37)    (1.84)    (1.10)
(1.59)    (1.07)    (1.17)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.58    $16.36    $14.84
$15.32    $14.27    $13.96

========================================================


=======================================================================================================
 Total Return, at Net Asset Value(4)             3.57%    23.37%     4.08%
18.77%     10.13%    15.54%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $230,765  $220,671  $221,693
$192,212    $93,578    $2,502
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $225,987  $207,008  $220,423
$145,929    $41,617    $1,799
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment income                           4.42%     4.55%     4.55%
4.58%      5.11%     5.63%
 Expenses                                        0.92%     0.95%     0.93%(6)
0.95%(6)   0.98%(6)  1.05%(6)
 Expenses, net of interest(7)                     N/A       N/A      0.93%(6)
0.95%(6)   0.97%(6)  1.01%(6)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%       95%
90%      79%        53%       58%



1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31,
1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued



                                            Six
Months                                             Year

Ended                                            Ended
                                         June 30,
2000                                          Dec. 31,
 Class B                                   (Unaudited)     1999
1998      1997   1996(1)    1995(2)
========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period          $16.38    $14.87    $15.35
$14.29    $13.98    $13.11
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .31       .59
 .58       .59(3)    .62(3)    .45(3)
 Net realized and unrealized gain (loss)          .21      2.65
(.08)     1.94(3)    .65(3)   1.51(3)

--------------------------------------------------------
 Total income from investment operations          .52      3.24
 .50      2.53      1.27      1.96
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.30)     (.59)
(.58)     (.60)     (.61)     (.60)
 Distributions from net realized gain              --     (1.14)
(.40)     (.87)     (.35)     (.49)

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.30)    (1.73)     (.98)
(1.47)     (.96)    (1.09)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.60    $16.38    $14.87
$15.35    $14.29    $13.98

========================================================


=======================================================================================================
 Total Return, at Net Asset Value(4)             3.18%    22.35%     3.30%
17.93%     9.28%    15.09%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $427,899  $431,370  $445,544
$383,755  $211,176   $34,465
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $427,577  $414,611  $441,677
$296,426  $113,784   $15,184
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment income                           3.66%     3.79%
3.79%     3.80%     4.31%     4.82%
 Expenses                                        1.68%     1.71%
1.69%(6)  1.72%(6)  1.75%(6)  1.69%(6)
 Expenses, net of interest(7)                     N/A       N/A
1.69%(6)  1.72%(6)  1.75%(6)  1.64%(6)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%       95%
90%       79%       53%       58%



1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31,
1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year. 6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


See accompanying Notes to Financial Statements.

22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND



                                            Six
Months                                      Year

Ended                                     Ended
                                         June 30,
2000                                  Dec. 31,
 Class C                                   (Unaudited)     1999
1998      1997    1996(1,2)
================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period          $16.35    $14.84    $15.32
$14.27    $14.03
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .30       .59
 .58       .59(3)    .50(3)
 Net realized and unrealized gain (loss)          .22      2.65
(.08)     1.93(3)    .59(3)

-------------------------------------------------
 Total income from investment operations          .52      3.24
 .50      2.52      1.09
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.30)     (.59)
(.58)     (.60)     (.50)
 Distributions from net realized gain              --     (1.14)
(.40)     (.87)     (.35)

-------------------------------------------------

 Total dividends and/or distributions
 to shareholders                                 (.30)    (1.73)     (.98)
(1.47)     (.85)
------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.57    $16.35    $14.84
$15.32    $14.27

=================================================

================================================================================================
 Total Return, at Net Asset Value(4)             3.18%    22.41%     3.32%
17.88%     7.74%

================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $98,483   $94,352  $108,339
$85,397   $38,312
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $95,803   $94,329  $105,974
$62,343   $18,550
------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment income                           3.66%     3.80%
3.81%     3.82%     4.32%
 Expenses                                        1.68%     1.70%
1.68%(6)  1.70%(6)  1.68%(6)
 Expenses, net of interest(7)                     N/A       N/A
1.68%(6)  1.70%(6)  1.67%(6)
----------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%       95%
90%       79%       53%


1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from March 11, 1996 (inception of offering) to December 31, 1996.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


See accompanying Notes to Financial Statements.


23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued




                                            Six
Months                                             Year

Ended                                            Ended
                                         June 30,
2000                                          Dec. 31,
 Class M                                   (Unaudited)     1999
1998      1997   1996(1)       1995
========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period          $16.35    $14.84    $15.32
$14.27    $13.96    $12.20
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .36       .63
 .62       .62(2)    .65(2)    .70(2)
 Net realized and unrealized gain (loss)          .19      2.65
(.08)     1.94(2)    .66(2)   2.42(2)

--------------------------------------------------------
 Total income from investment operations          .55      3.28
 .54      2.56      1.31      3.12
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.33)     (.63)
(.62)     (.64)     (.65)     (.87)
 Distributions from net realized gain              --     (1.14)
(.40)     (.87)     (.35)     (.49)

--------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.33)    (1.77)    (1.02)
(1.51)    (1.00)    (1.36)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.57    $16.35    $14.84
$15.32    $14.27    $13.96

========================================================

=======================================================================================================
 Total Return, at Net Asset Value(3)             3.31%    22.74%     3.58%
18.19%     9.58%    26.00%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $216,316  $234,023  $263,716
$297,292  $274,043  $239,341
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $224,797  $235,419  $288,953
$285,621  $264,936  $181,719
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                           3.91%    4.06%
4.02%     4.05%     4.59%     5.12%
 Expenses                                        1.43%    1.45%
1.43%(5)  1.46%(5)  1.58%(5)  1.58%(5)
 Expenses, net of interest(6)                     N/A      N/A
1.43%(5)  1.46%(5)  1.55%(5)  1.56%(5)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%      95%
90%       79%       53%       58%



1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Per share information has been determined based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


See accompanying Notes to Financial Statements.


24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
1. Significant Accounting Policies
Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class M shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and M have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
1. Significant Accounting Policies Continued
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. During 1995, the Fund acquired all of the assets and liabilities of another investment company which did not distribute its net investment income or realized gains and was taxed as a C corporation. Accordingly, an accrued tax liability was assumed by the Fund on the date of the acquisition. As of December 31, 1999, the remaining accrued tax liability for net unrealized gains on investments at the time of the acquisition was $531,724.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2000, a provision of $2,785 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $79,593 as of June 30, 2000.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of
custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:



                             Six Months Ended June 30, 2000   Year Ended
December 31, 1999
                                     Shares          Amount
Shares          Amount
------------------------------------------------------------------------------------------
 Class A
 Sold                             2,515,699   $  42,002,318      1,839,242
$ 28,451,586
 Dividends and/or
 distributions reinvested           243,065       4,092,180
1,245,687     19,795,587
 Redeemed                        (2,327,126)    (38,700,634)    (4,530,563)
(69,626,592)

---------------------------------------------------------
 Net increase (decrease)            431,638   $   7,393,864     (1,445,634)
$(21,379,419)

=========================================================

------------------------------------------------------------------------------------------
 Class B
 Sold                             1,827,494   $  30,326,878      2,027,260
$ 31,242,213
 Dividends and/or
 distributions reinvested           334,924       5,656,630
2,239,180     35,741,741
 Redeemed                        (2,715,702)    (45,089,714)    (7,908,649)
(121,681,665)

---------------------------------------------------------
 Net decrease                      (553,284)  $  (9,106,206)    (3,642,209)
$(54,697,711)

=========================================================

------------------------------------------------------------------------------------------
 Class C
 Sold                               805,644   $  13,290,653        666,790
$ 10,271,657
 Dividends and/or
 distributions reinvested            73,825       1,244,491
499,994      7,958,464
 Redeemed                          (706,020)    (11,709,592)    (2,698,276)
(41,313,887)

---------------------------------------------------------
 Net increase (decrease)            173,449   $   2,825,552     (1,531,492)
$(23,083,766)

=========================================================

------------------------------------------------------------------------------------------
 Class M
 Sold                               195,809   $   3,235,784        253,587
$  3,881,769
 Dividends and/or
 distributions reinvested           186,080       3,136,609
1,228,639     19,534,574
 Redeemed                        (1,638,231)    (27,136,196)    (4,938,225)
(75,836,639)

---------------------------------------------------------
 Net decrease                    (1,256,342)   $(20,763,803)    (3,455,999)
$(52,420,296)

=========================================================


================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $670,472,565 and $706,255,263, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% on the first $50 million of average net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million. The Fund's management fee for six months ended June 30, 2000 was an annualized rate of 0.46%, before any waiver by the Manager if applicable.


28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. The Fund pays an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended ended June 30, 2000, the Fund paid OFS $644,324.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.



                    Aggregate        Class A  Commissions     Commissions
Commissions      Aggregate         Class M
                    Front-End      Front-End   on Class A      on Class
B      on Class C      Front-End       Front-End
Six             Sales Charges  Sales Charges       Shares
Shares          Shares  Sales Charges   Sales Charges
Months             on Class A    Retained by  Advanced by     Advanced by
Advanced by     on Class M     Retained by
Ended                  Shares    Distributor  Distributor(1)  Distributor(1)
Distributor(1)      Shares     Distributor
------------------------------------------------------------------------------------------------------------------------
June 30, 2000        $306,222        $88,180      $34,460
$831,219       $101,949         $57,950         $8,672


1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class M shares from its own resources at the time of sale.



                                  Class A                  Class
B                  Class C                  Class M
 Six                  Contingent Deferred      Contingent Deferred
Contingent Deferred      Contingent Deferred
 Months                     Sales Charges            Sales Charges
Sales Charges            Sales Charges
 Ended            Retained by Distributor  Retained by Distributor  Retained
by Distributor  Retained by Distributor
--------------------------------------------------------------------------------------------------------------------
June 30, 2000                     $4,099
$653,677                   $5,647                      $--



The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 2000, payments under the Class A plan totaled $280,884, all of which were paid by the Distributor to recipients, and included $25,165 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.


29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued Class B, Class C and Class M Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class M plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B and Class M shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class M shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended June 30, 2000, were as follows:


                                                       Distributor's
Distributor's
                                                                       Aggregate
Unreimbursed
                                                        Unreimbursed
Expenses as %
                    Total Payments   Amount Retained        Expenses   of Net
Assets
                        Under Plan    by Distributor      Under Plan
of Class
------------------------------------------------------------------------------------
 Class B Plan           $2,126,393        $1,778,809
$8,503,564           1.99%
 Class C Plan              476,305            35,027
1,344,553           1.37
 Class M Plan              838,781           286,581
--             --

30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

================================================================================
5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2000 was as follows:



                                                                            Call
Options

-------------------------
                                                          Number of
Amount of
                                                                         Options
Premiums
-----------------------------------------------------------------------------------
 Options outstanding as of
 December 31, 1999                                            1,900      $
871,787
 Options written                                              1,400
470,400
 Options closed or expired                                   (1,900)
(871,787)
 Options exercised                                           (1,400)
(470,400)

-------------------------
 Options outstanding as of
 June 30, 2000                                                   --
$     --

=========================

31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
6. Illiquid or Restricted Securities
As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000 was $15,297,864, which represents 1.57% of the Fund's net assets, of which $11,207,148 is considered restricted. Information concerning restricted securities is as follows:



Valuation

Per Unit as of
 Security                                   Acquisition Date   Cost Per
Unit       June 30, 2000
------------------------------------------------------------------------------------------------
 Bonds
 Deutsche Bank AG/AT&T Linked Nts.,                10/29/97
100.00%              114.75%
 3.10%, 11/5/02

 Stocks and Warrants
 Danskin, Inc.:
 Portion of Promissary Note to be used to
 purchase 53,309 shares of restricted common
 stock in rights offering                           8/14/95
$0.30                $0.30
 Restricted Common Shares                           8/14/95
0.30                 0.26
 Wts., Exp. 10/8/04                                 8/14/95
--                 0.04
------------------------------------------------------------------------------------------------
 Hudson Hotels Corp.                                4/14/00
1.19                 0.84
------------------------------------------------------------------------------------------------
 Learn2.com, Inc.                                    5/5/98
--                 1.97
------------------------------------------------------------------------------------------------
 Submicron Systems Corp. Wts.,
 Exp. 1/15/01                                      12/11/98
--                 0.01



================================================================================
7. Bank Borrowings
The Fund may borrow up to a certain percentage of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had no borrowings outstanding for the six months ended June 30, 2000.


32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

OPPENHEIMER CONVERTIBLE SECURITIES FUND


A Series of Bond Fund Series
==========================================================================================
Officers and Trustees        Bridget A. Macaskill, Trustee, President and
                              Chairman of the Board
                              John Cannon, Trustee
                             Paul Y. Clinton, Trustee
                             Thomas W. Courtney, Trustee
                             Robert G. Galli, Trustee
                             Lacy B. Herrmann, Trustee
                             George Loft, Trustee
                             Edward Everett, Vice President
                             Michael S. Rosen, Vice President
                             Andrew J. Donohue, Secretary
                             Brian W. Wixted, Treasurer
                             Robert J. Bishop, Assistant Treasurer
                             Adele A. Campbell, Assistant Treasurer
                             Scott T. Farrar, Assistant Treasurer
                             Robert G. Zack, Assistant Secretary

==========================================================================================
 Investment Advisor          OppenheimerFunds, Inc.


==========================================================================================
 Distributor                 OppenheimerFunds Distributor, Inc.


==========================================================================================
 Transfer and Shareholder    OppenheimerFunds Services
 Servicing Agent


==========================================================================================
 Custodian of                The Bank of New York
 Portfolio Securities


==========================================================================================
 Independent Auditors        KPMG LLP


==========================================================================================
 Legal Counsel               Mayer, Brown & Platt

                             The financial statements included herein have
been
                             taken from the records of the Fund without examination of those records by the independent auditors.

                             This is a copy of a report to shareholders of
Oppenheimer
                             Convertible Securities Fund. This report must be preceded or accompanied by a Prospectus of
Oppenheimer
                             Convertible Securities Fund. For material
information
                             concerning the Fund, see the Prospectus.

                             Shares of Oppenheimer funds are not deposits or
obligations
                             of any bank, are not guaranteed by any bank, are
not
                             insured by the FDIC or any other agency, and
involve
                             investment risks, including the possible loss of
the principal
                             amount invested.

                             Oppenheimer funds are distributed by
OppenheimerFunds
                             Distributor, Inc. Two World Trade Center, New
York, NY 10048-0203


                            (C)Copyright 2000 OppenheimerFunds, Inc. All
rights reserved.


33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions(1) www.oppenheimerfunds.com

--------------------------------------------------------------------------------
General Information
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048

--------------------------------------------------------------------------------
Telephone Transactions
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457

--------------------------------------------------------------------------------
PhoneLink
24-hr automated information and automated transactions
1.800.533.3310

--------------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)
Mon-Fri 9am-6:30pm ET
1.800.843.4461

--------------------------------------------------------------------------------
OppenheimerFunds Market Hotline
24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104

--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
Ticker Symbols

Class A: RCVAX  Class B: RCVBX   Class C: RCVCX   Class Y: RCVGX

--------------------------------------------------------------------------------
1. At times this website may be inaccessible or its transaction feature may be unavailable.

                                                   [LOGO]  OppenheimerFunds
(R)
                                                               Distributor,
Inc.

                                       A-5
Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.


Standard & Poor's Rating Services
------------------------------------------------------------------------------

                            Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation, and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues. However, these face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in default. Payments on the obligation are not being made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Obligation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Obligation is in payment default. Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.
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International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                       B-1
                                   Appendix B

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                            Industry Classifications
------------------------------------------------------------------------------

Aerospace/Defense                        Food and Drug Retailers
Air Transportation                       Gas Utilities
Asset-Backed                             Health Care/Drugs
Auto Parts and Equipment                 Health Care/Supplies & Services
Automotive                               Homebuilders/Real Estate
Bank Holding Companies                   Hotel/Gaming
Banks                                    Industrial Services
Beverages                                Information Technology
Broadcasting                             Insurance
Broker-Dealers                           Leasing & Factoring
Building Materials                       Leisure
Cable Television                         Manufacturing
Chemicals                                Metals/Mining
Commercial Finance                       Nondurable Household Goods
Communication Equipment                  Office Equipment
Computer Hardware                        Oil - Domestic
Computer Software                        Oil - International
Conglomerates                            Paper
Consumer Finance                         Photography
Consumer Services                        Publishing
Containers                               Railroads and Truckers
Convenience Stores                       Restaurants
Department Stores                        Savings & Loans
Diversified Financial                    Shipping
Diversified Media                        Special Purpose Financial
Drug Wholesalers                         Specialty Printing
Durable Household Goods                  Specialty Retailing
Education                                Steel
Electric Utilities                       Telecommunications - Long Distance
Electrical Equipment                     Telephone - Utility
Electronics                              Textile, Apparel & Home Furnishings
Energy Services & Producers              Tobacco
Entertainment/Film                       Trucks and Parts
Environmental                            Wireless
Food

                                      C-60
                                   Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
           Code,
(2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs,
           Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").
Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
1. Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2. In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3. An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class A shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4. The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class A shares at net asset value but subject to the Class A contingent deferred sales charge.
5.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable commission described in the Prospectus under "Class A Contingent Deferred Sales Charge."4 This waiver provision applies to:

4 However, that commission will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

|_| Purchases of Class A shares aggregating $1 million or more.
|_| Purchases by
a Retirement Plan (other than an IRA or 403(b)(7)
         custodial plan) that:
(1)   buys shares costing $500,000 or more, or
(2)   has, at the time of purchase, 100 or more eligible employees or total plan assets of $500,000 or more, or
(3) certifies to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases  by  an  OppenheimerFunds-sponsored   Rollover  IRA,  if  the
         purchases are made:
(1) through a broker, dealer, bank or registered investment advisor that has made special arrangements with the Distributor for those purchases, or
(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,
               Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)
               mutual funds, other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLAM (the funds described in (a) and (b) are referred to as "Applicable Investments").
(2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the
               record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
|_|      Purchases   by  a   Retirement   Plan   whose   record   keeper  had  a
         cost-allocation agreement with the Transfer Agent on or before May 1, 1999.

II.  Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no commissions are paid by the Distributor on such purchases):
|_| The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_| A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_| Dealers, brokers, banks, or registered investment advisors that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment advisor provides administration services.

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no commissions are paid by the Distributor on such purchases):
|_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares   purchased   by  the   reinvestment   of   dividends  or  other
         distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_|      Shares   purchased  by  the   reinvestment  of  loan  repayments  by  a
         participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3)   To return contributions made due to a mistake of fact.
(4)   Hardship withdrawals, as defined in the plan.5 Under a Qualified
              Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

5 This provision does not apply to IRAs.

(5)   To meet the minimum distribution requirements of the Internal Revenue
              Code.
(6)         To make  "substantially  equal  periodic  payments"  as described in
            Section 72(t) of the Internal Revenue Code.
(7)   For loans to participants or beneficiaries.
(8)   Separation from service.6

6 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

         (10)Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
         (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|_| For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
|_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer

Funds

The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases: |_| Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_| Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_| Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.
|-|

      Distributions  from Retirement  Plans or other employee  benefit plans for any of the following purposes:
(1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)   To return excess contributions made to a participant's account.
(3)   To return contributions made due to a mistake of fact.
(4)   To make hardship withdrawals, as defined in the plan.7

     7 This provision does not apply to IRAs.

(5)   To make distributions required under a Qualified Domestic Relations
                Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
                Code.
(7)             To make "substantially  equal periodic payments" as described in
                Section 72(t) of the Internal Revenue Code.
(8)  For  loans  to  participants  or  beneficiaries.8

     8 This provision does not apply to loans from 403(b)(7)  custodial plans.

(9) On account of the participant's separation from service.9

     9 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

(10) Participant-directed redemptions to purchase shares of a mutual fund
             (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12) Distributions from Retirement Plans having 500 or more eligible employees, but excluding distributions made because of the Plan's elimination as investment options under the Plan of all of the Oppenheimer funds that had been offered.
(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
(14) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
      |_|Redemptions  of Class B shares  or  Class C shares  under an  Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.


The contingent deferred sales charge is also waived on Class B, Class C and Class N shares sold or issued in the following cases: |_| Shares sold to the Manager or its affiliates.

|_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Shares issued in plans of reorganization to which the Fund is a party. |_| Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former
Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

  Oppenheimer Quest Value Fund, Inc.    Oppenheimer Quest Small Cap
                                        Value Fund
  Oppenheimer Quest Balanced Value Fund Oppenheimer Quest Global Value
                                        Fund
  Oppenheimer Quest Opportunity Value
  Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

  Quest for Value U.S. Government        Quest for Value New York Tax-Exempt
Income Fund                              Fund
  Quest for Value Investment Quality     Quest for Value National Tax-Exempt
Income Fund                              Fund
  Quest for Value Global Income Fund     Quest for Value California Tax-Exempt
                                         Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

      |X|         Reduced Class A Initial Sales Charge Rates for Certain
Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                           Initial Sales Initial Sales
Number of Eligible   Charge as a % of    Charge as a % of    Commission as %
Employees or Members Offering Price      Net Amount Invested of Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer           2.50%               2.56%               2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not  2.00%               2.04%               1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
|_| Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
|_| Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
|_| withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: |_| redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
|_| withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value, adjusted annually; and
|_| liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
o     Oppenheimer U. S. Government Trust,
o     Oppenheimer Bond Fund,
o     Oppenheimer Disciplined Value Fund and
o     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment advisor to the Former Connecticut Mutual Funds:

  Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
                                            Account
  Connecticut Mutual Government Securities  CMIA LifeSpan Capital Appreciation
Account                                     Account
  Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
  Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      |_| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former
           Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.
      |_| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1)   any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)   Directors of the Fund or any one or more of the Former Connecticut
              Mutual Funds and members of their immediate families;
(4)   employee benefit plans sponsored by Connecticut Mutual Financial
              Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
(5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   by the estate of a deceased shareholder;
(2)   upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)   as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment management company;
(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)   in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

     VI.  Special Reduced Sales Charge for Former Shareholders of
      Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Equity Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.  Sales Charge Waivers on Purchases of Class M Shares of
Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge: |_| the Manager and its affiliates, |_| present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered  management  investment  companies  or separate  accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_| dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_| employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_| dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_| dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

------------------------------------------------------------------------------
                   Oppenheimer Convertible Securities Fund
------------------------------------------------------------------------------

Internet Web Site:
      www.oppenheimerfunds.com

Investment Advisor
     OppenheimerFunds, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York 10048-0203

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.525.7048

Custodian Bank
     The Bank of New York.
     One Wall Street
     New York, New York 10015

Independent Accountants
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown & Platt
     1675 Broadway
     New York, New York 10019-5820


1234
PX0345.0201

                                BOND FUND SERIES
                   OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                    FORM N1-A

                                     PART C

                                OTHER INFORMATION


Item 23. Exhibits


(a) (i) Amended and Restated Agreement and Declaration of Trust as filed with the Commonwealth of Massachusetts on 2/8/95, as amended on 11/7/95: Previously filed with Registrant's Post Effective Amendment No. 15 filed 1/11/96, and incorporated herein by reference.

(ii)  Amendment  to the Amended and  Restated  Agreement  and  Declaration  of
            Trust dated 2/7/96: Previously filed with Registrant's Post Effective Amendment No. 16 filed 3/5/96, and incorporated herein by reference.


(iii) Amendment  to the Amended and  Restated  Agreement  and  Declaration  of
            Trust dated 6/17/97: Previously filed with Registrant's Post Effective Amendment No. 21 filed 4/19/00, and incorporated herein by reference.

(iv)  Amendment  to the Amended and  Restated  Agreement  and  Declaration  of
            Trust dated 4/1/98: Previously filed with Registrant's Post Effective Amendment No. 18 filed 4/28/98, and incorporated herein by reference.

(v)   Amendment  to the Amended and  Restated  Agreement  and  Declaration  of
            Trust dated 6/10/98: Filed herewith.


(b)   (i)   By-Laws   dated   4/15/87:   Previously   filed  with   Registrant's
      Post-Effective   Amendment  filed  5/1/87,  and  incorporated   herein  by
      reference.
      (ii) Amendment No.1 to By-Laws dated 7/22/98: Previously filed with Registrant's Post-Effective Amendment No. 19, 3/1/99, and incorporated herein by reference.

      (c) (i) Specimen Class A Share Certificate of Oppenheimer Convertible Securities Fund, a portfolio of the Registrant: Previously filed with Registrant's Post Effective Amendment No. 20 filed 4/28/99, and incorporated herein by reference.
            (ii) Specimen Class B Share Certificate of Oppenheimer Convertible Securities Fund, a portfolio of the Registrant: Previously filed with Registrant's Post Effective Amendment No. 20 filed 4/28/99, and incorporated herein by reference.
(iii) Specimen Class C Share Certificate of Oppenheimer Convertible Securities Fund, a portfolio of the Registrant: Previously filed with Registrant's Post Effective Amendment No. 20 filed 4/28/99, and incorporated herein by reference.

(iv)  Specimen  Class  N  Share   Certificate   of   Oppenheimer   Convertible
      Securities Fund, a portfolio of the Registrant: Filed herewith.

            (v) Specimen Class M Share Certificate of Oppenheimer Convertible Securities Fund, a portfolio of the Registrant: Previously filed with Registrant's Post Effective Amendment No. 20 filed 4/28/99, and incorporated herein by reference.

(d)   Investment  Advisory Agreement dated 1/4/96 with Oppenheimer  Management
Corporation: Previously filed with Post-Effective Amendment No. 15 of the Registrant, 1/11/96 and incorporated herein by reference.

      (e) (i) General Distributor's Agreement dated 1/4/96 with Oppenheimer Funds Distributor, Inc: Previously filed with Registrant's Post-Effective Amendment No. 15, 1/11/96, and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

      (iii) Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

      (iv)  Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

(f) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 43 to the
Registration Statement of Oppenheimer Quest For Value Funds (Reg. No. 33-15489), 12/21/98, and incorporated herein by reference.

(g)   (i)   Custody  Agreement  dated 4/4/96  between the  Registrant  and the
      Bank of New York: Previously filed with Registrant's Post-Effective Amendment No. 19, 3/1/99, and incorporated herein by reference.

(ii) Foreign Custody Manager Agreement between Registrant and The Bank of New York: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer World Bond Fund (Reg. 333-48973), 4/23/98, and incorporated herein by reference.


(h)   Not applicable.


(i) (i) Opinion and Consent of Counsel dated 2/24/97: Previously filed with the Registrant's Rule 24f-2 Notice, 2/27/97.


(j)   Independent Auditors Consent: Filed herewith.


(k)   Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. dated 3/11/96 relating to Class C shares investment: Previously filed with Registrant's Post Effective Amendment No. 16, 3/5/96 and incorporated by reference.

(m) (i) Amended and Restated Service Plan and Agreement with Oppenheimer Funds Distributor, Inc. dated 1/4/96 for Class A Shares: Previously filed with Post-Effective Amendment No. 15 of the Registrant, 1/11/96 and incorporated herein by reference.

      (ii) Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated 2/3/98: Previously filed with Registrant's Post-Effective Amendment No. 18, 4/28/98, and incorporated herein by reference.

(iii) Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated 2/3/98: Previously filed with Registrant's Post-Effective Amendment No. 18, 4/28/98, and incorporated herein by reference.

(iv) Distribution and Service Plan and Agreement for Class N shares dated 10/24/00 filed herewith.

      (iv) Distribution and Service Plan and Agreement for Class M shares dated 1/4/96: Previously filed with Registrant's Post Effective Amendment No. 16, 3/5/96, and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/22/00: Previously filed with Post-Effective Amendment No.62, to the registration statement of Oppenheimer Money Market Fund, Inc. (Reg. No. 2-49887), (11/20/00), and incorporated herein by reference.


(o) Powers of Attorney for all Trustees/Directors and Officers (with the exception of Brian W. Wixted and Robert G. Galli): Previously filed with Post-Effective Amendment No. 15 of the Registrant, 1/11/96; for Brian W. Wixted, previously filed with Registrant's Post-Effective Amendment No. 20, 4/28/99, and incorporated herein by reference; for Robert G. Galli, filed herewith.


(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176),              8/21/00, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

The Board of Trustees of the Registrant is identical to the Boards of Trustees of Rochester Portfolio Series - Limited Term New York Municipal Fund and Rochester Funds Municipals (collectively "The Rochester Funds").

Item 25.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Advisor


(a) OppenheimerFunds, Inc. is the investment advisor of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.



(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

           Name and Current Position Other Business and Connections
with OppenheimerFunds, Inc.         During the Past Two Years


Amy Adamshick,
Vice President                      Scudder  Kemper  Investments  (July 1998 -
                                    May 2000)


Charles E. Albers,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds (since April 1998); a Chartered Financial Analyst.

Edward Amberger,
Assistant Vice President            None.


Janette Aprilante,

Assistant Vice President            None.

Victor Babin,
Senior Vice President               None.


Bruce L. Bartlett,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

George Batejan,
Executive Vice President/
Chief Information Officer           Formerly Senior Vice President  (until May
                                     1998).


Kevin Baum,
Assistant Vice President            None.


Connie Bechtolt,
Assistant Vice President            None.

Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President                      None.

Mark Binning
Assistant Vice President            None.

Robert J. Bishop,
Vice President Vice President of Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds.

John R. Blomfield,
Vice President                      None.

Chad Boll,
Assistant Vice President            None

Scott Brooks,
Vice President                      None.


Bruce Burroughs,
Vice President


Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       Formerly,   Assistant  Vice  President  of
                                    Rochester Fund Services, Inc.

Michael A. Carbuto,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management
                                    Corporation.

H.C. Digby Clements,
Vice President: Rochester Division  None.


O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director                Chairman  of  the  Board  and  a  director
                                    (since  June  1999)  and  Senior  Managing
                                    Director    (since   December   1998)   of
                                    HarbourView Asset Management  Corporation;
                                    a  director  (since  March  2000)  of  OFI
                                    Private Investments,  Inc.; Trustee (1993)
                                    of  Awhtolia  College -  Greece;  formerly
                                    Chief  Executive  Officer  of  HarbourView
                                    Asset  Management   Corporation  (December
                                    1998 - June 1999).


John Davis
Assistant Vice President            EAB Financial (April 1998-February 1999).

Robert A. Densen,
Senior Vice President               None.

Ruggero de'Rossi
Vice President                      Formerly,  Chief Strategist at ING Barings
(July
                                    1998 - March 2000).

Sheri Devereux,
Vice President                      None.

Max Dietshe
Vice President                      Deloitte & Touche LLP (1989-1999).

Craig P. Dinsell
Executive Vice President            None.


Steven Dombrower
Vice President


Andrew J. Donohue,
Executive Vice President,

General Counsel and Director        Executive Vice President  (since September
                                    1993) and a director  (since January 1992)
                                    of   the   Distributor;   Executive   Vice
                                    President,    General    Counsel    (since
                                    September  1995)  and  a  director  (since
                                    August   1994)   of   HarbourView    Asset
                                    Management    Corporation,     Shareholder
                                    Services,   Inc.,   Shareholder  Financial
                                    Services,     Inc.     and     Oppenheimer
                                    Partnership   Holdings,   Inc.,   of   OFI
                                    Private  Investments,  Inc.  (since  March
                                    2000),  and of  Oppenheimer  Trust Company
                                    (since   May   2000);   President   and  a
                                    director of  Centennial  Asset  Management
                                    Corporation  (since September 1995) and of
                                    Oppenheimer  Real Asset  Management,  Inc.
                                    (since July 1996);  Vice  President  and a
                                    director   (since   September   1997)   of
                                    OppenheimerFunds  International  Ltd.  and
                                    Oppenheimer   Millennium   Funds   plc;  a
                                    director    (since    April    2000)    of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable trust program established by the Manager; General Counsel (since May
                                    1996) and Secretary  (since April 1997) of
                                    Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.


Bruce Dunbar,
Vice President                      None.


John Eiler
Vice President                      None.


Daniel Engstrom,
Assistant Vice President            None.

Armond Erpf
Assistant Vice President            None.

George Evans,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Edward N. Everett,
Assistant Vice President            None.

George Fahey,
Vice President                      None.

Leslie A. Falconio,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    6/99).

Scott Farrar,
Vice President Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary                       Vice   President   and  Secretary  of  the
                                    Distributor;  Secretary  and  Director  of
                                    Centennial Asset  Management  Corporation;
                                    Vice    President    and    Secretary   of
                                    Oppenheimer Real Asset  Management,  Inc.;
                                    Secretary of HarbourView  Asset Management
                                    Corporation,    Oppenheimer    Partnership
                                    Holdings,   Inc.,   Shareholder  Financial
                                    Services,  Inc. and Shareholder  Services,
                                    Inc.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                  An  officer,   Director  and/or  portfolio
                                    manager  of  certain   Oppenheimer  funds;
                                    presently he holds the following other positions: Director (since 1995) of ICI
                                    Mutual Insurance Company;  Governor (since
                                    1994)  of  St.  John's  College;  Director
                                    (since  1994 - present)  of  International
                                    Museum of  Photography  at George  Eastman
                                    House.

David Foxhoven,
Assistant Vice President            Formerly   Manager,   Banking   Operations
                                    Department (July 1996 - November 1998).


Colleen Franca,
Assistant Vice President            None.


Crystal French
Vice President                      None.

Dan Gangemi,
Vice President                      None.

Subrata Ghose
Assistant Vice President            Formerly,   Equity   Analyst  at  Fidelity
                                    Investments (1995 - March 2000).

Charles Gilbert,
Assistant Vice President            None.

Alan Gilston,
Vice President                      None.

Jill Glazerman,
Vice President                      None.


Paul Goldenberg,
Vice President                      Formerly,   President   of   Advantageware
                                    (September 1992 - September 1999).


Mikhail Goldverg
Assistant Vice President            None.


Laura Granger,
Vice President                      Formerly,   Portfolio  Manager  at  Fortis
                                    Advisors (July 1998-October 2000).


Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and

Director Chief Financial Officer, Treasurer and director of Oppenheimer Acquisition Corp.; Executive Vice President of HarbourView Asset Management Corporation; President. Chief Executive Officer and director of Oppenheimer Trust Company; director of OppenheimerFunds, Legacy Program (charitable trust program); Vice President of OFI Private Investments, Inc. and a Member and Fellow of the Institute of Chartered Accountants.


Robert Grill,
Senior Vice President               None.


Robert Guy,

Senior Vice President               None.


Robert Haley,
Assistant Vice President            None.

Kelly Haney,

Assistant Vice President            None.

Thomas B. Hayes,
Vice President                      None.


Dennis Hess,
Assistant Vice President            None.


Dorothy Hirshman,
Assistant Vice President            None

Merryl Hoffman,
Vice President and
Senior Counsel                      None

Merrell Hora,
Assistant Vice President            None.

Scott T. Huebl,
Vice President                      None.


Margaret Hui
Assistant                           Vice  President  Formerly  Vice  President -
                                    Syndications   of  Sanwa   Bank   California
                                    (January 1998 - September 1999).


James Hyland,
Assistant                           Vice President  Formerly Manager of Customer
                                    Research    for    Prudential    Investments
                                    (February 1998 - July 1999).

David Hyun,
Vice President Formerly portfolio manager, technology analyst and research associate at Fred Alger Management, Inc. (August 1993 - June 2000).

Steve Ilnitzki,
Senior Vice President               Formerly   Vice   President   of   Product
                                    Management  at  Ameritrade   (until  March
                                    2000).

Kathleen T. Ives,
Vice President                      None.

William Jaume,
Vice President                      Senior Vice  President  (since April 2000)
                                    of    HarbourView     Asset     Management
                                    Corporation.

Frank Jennings,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Andrew Jordan,
Assistant Vice President            None.


Deborah Kaback,

Vice President and
Senior Counsel                      Senior Vice President and Deputy General
                                    Counsel of Oppenheimer Capital (April
                                    1989-November 1999).

Lewis Kamman
Vice President                      Senior   Consultant   for  Bell   Atlantic
                                    Network     Integration,     Inc.    (June
                                    1997-December 1998).

Jennifer Kane
Assistant Vice President            None.

Lynn Oberist Keeshan
Senior Vice President Formerly (until March 1999) Vice President, Business Development and Treasury at Liz Claiborne, Inc.

Thomas W. Keffer,
Senior Vice President               None.


Christina J Keller
Vice President

Michael Keogh
Vice President


Walter Konops,
Assistant Vice President            None.

Avram Kornberg,
Senior Vice President               None.

Jimmy Kourkoulakos,
Assistant Vice President.           None.

John Kowalik,
Senior Vice President An officer and/or portfolio manager for certain OppenheimerFunds.

Joseph Krist,
Assistant Vice President            None.

Christopher Leavy
Senior Vice President Vice President and Portfolio Manager at Morgan Stanley Investment Management (1997-September 2000) and an Analyst and Portfolio Manager at Crestar Asset Management (1995-1997).


Dina Lee,
Assistant Vice President &
Assistant Counsel                   Until  December 2000, an attorney with Van
                                   Eck Global


Michael Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                     None.

Malissa Lischin
Assistant Vice President            Formerly  Associate  Manager,   Investment
                                    Management  Analyst at Prudential  (1996 -
                                    March 2000).

David Mabry,
Vice President                      None.

Bridget Macaskill,
Chairman, Chief Executive Officer
and Director                        President,  Chief Executive  Officer and a
                                    director   (since   March   2000)  of  OFI
                                    Private  Investments,  Inc., an investment
                                    adviser   subsidiary   of   the   Manager;
                                    Chairman  and a  director  of  Shareholder
                                    Services,  Inc.  (since  August  1994) and
                                    Shareholder   Financial   Services,   Inc.
                                    (since  September  1995),  transfer  agent
                                    subsidiaries  of  the  Manager;  President
                                    (since  September  1995)  and  a  director
                                    (since   October   1990)  of   Oppenheimer
                                    Acquisition  Corp.,  the Manager's  parent
                                    holding    company;    President    (since
                                    September  1995)  and  a  director  (since
                                    November 1989) of Oppenheimer  Partnership
                                    Holdings,    Inc.,   a   holding   company
                                    subsidiary  of the Manager;  President and
                                    a  director   (since   October   1997)  of
                                    OppenheimerFunds  International  Ltd.,  an
                                    offshore  fund  management  subsidiary  of
                                    the Manager and of Oppenheimer  Millennium
                                    Funds  plc;  a  director  of   HarbourView
                                    Asset Management  Corporation  (since July
                                    1991)  and  of   Oppenheimer   Real  Asset
                                    Management,   Inc.   (since   July  1996),
                                    investment  adviser  subsidiaries  of  the
                                    Manager;  a director (since April 2000) of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable  trust program  established  by
                                    the  Manager;  a  director  of  Prudential
                                    Corporation plc (a U.K.  financial service
                                    company);   President  and  a  trustee  of
                                    other    Oppenheimer    funds;    formerly
                                    President  of  the  Manager  (June  1991 -
                                    August 2000).

Steve Macchia,
Vice President                      None.


Marianne Manzolillo,
Assistant                           Vice President Formerly,  Vice President for
                                    DLJ High Yield Research Department (February
                                    1993 - July 2000).

Luann Mascia,
Vice President                      None.


Philip T. Masterson,
Vice President                      None.

Loretta McCarthy,
Executive Vice President            None.

Lisa Migan,
Assistant Vice President            None.

Andrew J. Mika
Senior                              Vice   President   Formerly  a  Second  Vice
                                    President  for  Guardian  Investments  (June
                                    1990 - October 1999).

Joy Milan
Assistant Vice President            None.

Denis R. Molleur,
Vice President and
Senior Counsel                      None.

Nikolaos Monoyios,
Vice President A Vice President and/or portfolio manager of certain Oppenheimer funds.


John Murphy,
President, Chief Operating
Officer                             and   Director   President   of   MassMutual
                                    Institutional Funds and the MML Series Funds until September 2000.


Kenneth Nadler,
Vice President                      None.

David Negri,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Ray Olson,
Assistant Vice President            None.

Gina M. Palmieri,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain  Oppenheimer funds (since
                                    June 1999).

Frank Pavlak,
Vice President                      Formerly.   Branch  Chief  of   Investment
                                    Company Examinations at U.S. Securities and Exchange Commission (January 1981 -
                                    December 1998).

James Phillips
Assistant Vice President            None.

David Pellegrino
Vice President                      None.

Jane Putnam,
Vice                                President   An  officer   and/or   portfolio
                                    manager of certain Oppenheimer funds.

Michael Quinn,
Assistant Vice President            None.


Heather Rabinowitz,
Assistant Vice President            None.


Julie Radtke,
Vice President                      None.

Thomas Reedy,
Vice President Vice President (since April 1999) of HarbourView Asset Management Corporation; an officer and/or portfolio manager of certain Oppenheimer funds.

John Reinhardt,
Vice President: Rochester Division  None


David Robertson,
Senior Vice President Formerly, Director of Sales and Marketing for Schroder Investment Management of North America (March 1998 - March 2000).


Jeffrey Rosen,
Vice President                      None.

Marci Rossell,
Vice President and                  Corporate Economist     Economist     with
                                    Federal  Reserve  Bank  of  Dallas  (April
                                    1996 - March 1999).

Richard H. Rubinstein,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President            President     and    director    of    the
                                    Distributor;  Vice President  (since March
                                    2000) of OFI Private Investments, Inc.

Andrew Ruotolo
Executive Vice President            President  and  director  of   Shareholder
                                    Services,  Inc.; formerly Chief Operations
                                    Officer for American  International  Group
                                    (August 1997-September 1999).

Rohit Sah,
Assistant Vice President            None.

Valerie Sanders,
Vice President                      None.

Kenneth Schlupp
Assistant Vice President            Assistant  Vice  President   (since  March
                                    2000) of OFI Private Investments, Inc.

Jeff Schneider,
Vice President                      Formerly   (until   May  1999)   Director,
                                    Personal Decisions International.

Ellen Schoenfeld,
Vice President                      None.


Brooke Schulte,
Assistant Vice President            None.


Allan Sedmak
Assistant Vice President            None.

Jennifer Sexton,
Vice President                      None.

Martha Shapiro,
Assistant Vice President            None.

Connie Song,
Assistant Vice President            None.

Richard Soper,
Vice President                      None.

Keith Spencer,
Vice President                      None.

Cathleen Stahl,

Vice President                      Assistant  Vice  President  &  Manager  of
                                    Women & Investing Program.


Richard A. Stein,
Vice President: Rochester Division  Assistant Vice  President  (since 1995) of
                                    Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Jayne Stevlingson,
Vice President                      None.

Gregg Stitt,
Assistant Vice President            None.

John Stoma,
Senior Vice President               None.


Deborah Sullivan,
Assistant Vice President,
Assistant Counsel                   Formerly,   Associate   General   Counsel,
                                    Chief   Compliance   Officer,    Corporate
                                    Secretary and Vice  President of Winmill &
                                    Co.  Inc.  (formerly  Bull &  Bear  Group,
                                    Inc.), CEF Advisers,  Inc.  (formerly Bull
                                    & Bear Advisers,  Inc.),  Investor Service
                                    Center,    Inc.   and   Midas   Management
                                    Corporation (November 1997 - March 2000).


Kevin Surrett,
Assistant Vice President            Assistant   Vice   President   of  Product
Development
                                    At  Evergreen  Investor   Services,   Inc.
(June 1995 -
                                    May 1999).


Michael Sussman,
Assistant Vice President            None.


James C. Swain,
Vice Chairman of the Board          Chairman,  CEO and  Trustee,  Director  or
                                    Managing   Partner  of  the   Denver-based
                                    Oppenheimer  Funds;  formerly,   President
                                    and   Director   of    Centennial    Asset
                                    Management Corporation and Chairman of the Board of Shareholder Services, Inc.

Susan Switzer,
Vice President                      None.

Anthony A. Tanner,
Vice President: Rochester Division  None.


James Taylor,
Assistant Vice President            None.


Paul Temple,
Vice President                      Formerly  (until  May  2000)  Director  of
                                    Product Development at Prudential.

Angela Uttaro,
Assistant Vice President            None.

Mark Vandehey,
Vice President                      None.

Maureen VanNorstrand,
Assistant Vice President            None.

Annette Von Brandis,
Assistant Vice President            None.

Phillip Vottiero,
Vice President                      Chief  Financial  officer  for the Sovlink
                                    Group (April 1996 - June 1999).


Sloan Walker
Vice President


Teresa Ward,
Vice President                      None.

Jerry Webman,
Senior Vice President               Senior  Investment  Officer,  Director  of
                                    Fixed Income.

Barry Weiss,

Assistant Vice President            Fitch IBCA (1996 - January 2000).


Christine Wells,
Vice President                      None.

Joseph Welsh,
Assistant Vice President            None.


Catherine White,
Assistant                           Vice  President  Formerly,   Assistant  Vice
                                    President  with Gruntal & Co. LLC (September
                                    1998 - October 2000); member of the American
                                    Society of Pension  Actuaries  (ASPA)  since
                                    1995.


William L. Wilby,
Senior Vice President Senior Investment Officer, Director of International Equities; Senior Vice President of HarbourView Asset Management Corporation.

Donna Winn,
Senior Vice President               Vice  President  (since March 2000) of OFI
                                    Private Investments, Inc.


Philip Witkower,
Senior Vice President               Formerly  Vice   President  of  Prudential
                                    Investments (1993 - November 2000)


Brian W. Wixted,
Senior Vice President and

Treasurer                           Treasurer    (since    March    1999)   of
                                    HarbourView Asset Management  Corporation,
                                    Shareholder  Services,  Inc.,  Oppenheimer
                                    Real   Asset    Management    Corporation,
                                    Shareholder  Financial Services,  Inc. and
                                    Oppenheimer  Partnership  Holdings,  Inc.,
                                    of OFI Private  Investments,  Inc.  (since
                                    March   2000)   and  of   OppenheimerFunds
                                    International    Ltd.   and    Oppenheimer
                                    Millennium  Funds plc  (since  May  2000);
                                    Treasurer  and  Chief  Financial   Officer
                                    (since  May  2000)  of  Oppenheimer  Trust
                                    Company;  Assistant Treasurer (since March
                                    1999)  of  Oppenheimer  Acquisition  Corp.
                                    and   of   Centennial   Asset   Management
                                    Corporation;    an    officer   of   other
                                    Oppenheimer funds;  formerly Principal and
                                    Chief  Operating  Officer,  Bankers  Trust
                                    Company - Mutual  Fund  Services  Division
                                    (March 1995 - March 1999).


Carol Wolf,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds;  serves on the
                                    Board   of   Chinese   Children   Adoption
                                    International Parents Council,  Supporters
                                    of  Children,  and the  Advisory  Board of
                                    Denver   Children's    Hospital   Oncology
                                    Department.

Kurt Wolfgruber
Senior Vice President               Senior  Investment  Officer,  Director  of
                                    Domestic    Equities;    member   of   the
                                    Investment  Product  Review  Committee and
                                    the  Executive  Committee  of  HarbourView
                                    Asset  Management  Corporation;   formerly
                                    (until  April  2000) a  Managing  Director
                                    and  Portfolio   Manager  at  J.P.  Morgan
                                    Investment Management, Inc.

Caleb Wong,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain   Oppenheimer  funds  (since  June
                                    1999) .

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                     Assistant    Secretary   of    Shareholder
                                    Services,    Inc.    (since   May   1985),
                                    Shareholder   Financial   Services,   Inc.
                                    (since  November  1989),  OppenheimerFunds
                                    International    Ltd.   and    Oppenheimer
                                    Millennium   Funds  plc   (since   October
                                    1997);  an  officer  of other  Oppenheimer
                                    funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Neal Zamore,
Vice President                      Director  e-Commerce;  formerly (until May
                                    2000) Vice President at GE Capital.

Mark Zavanelli,
Assistant Vice President            None.

Arthur J. Zimmer,
Senior Vice President               Senior Vice  President  (since April 1999)
                                    of    HarbourView     Asset     Management
                                    Corporation;  Vice President of Centennial
                                    Asset Management  Corporation;  an officer
                                    and/or   portfolio   manager   of  certain
                                    Oppenheimer funds.

Susan Zimmerman,
Vice President                      None.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

            New York-based Oppenheimer Funds


Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Capital  Preservation  Fund
Oppenheimer  Developing  Markets  Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies   Fund
Oppenheimer   Enterprise  Fund
Oppenheimer   Europe  Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Small Company Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer  Multi-Sector Income Trust
Oppenheimer  Multi-State  Municipal Trust
Oppenheimer  Multiple  Strategies Fund
Oppenheimer  Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Growth Fund
Oppenheimer  Trinity Value Fund
Oppenheimer U.S.  Government Trust
Oppenheimer World Bond Fund


            Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer  Convertible  Securities  Fund
Oppenheimer  MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer  Quest  Global Value Fund,  Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

     Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer  Capital  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term   Government  Fund
Oppenheimer   Main  Street   Opportunity  Fund
Oppenheimer  Main Street  Small Cap Fund
Oppenheimer  Main Street  Funds,  Inc.
Oppenheimer  Municipal  Fund
Oppenheimer  Real  Asset Fund
Oppenheimer  Senior Floating Rate Fund
Oppenheimer  Strategic  Income Fund
Oppenheimer  Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is Two World Trade Center, New York, New York 10048-0203.

The address of the New York-based Oppenheimer Funds, the Quest Funds, the Rochester-based Funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.


Item 27. Principal Underwriter


(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment advisor, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.


(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal                 Positions & Offices        Positions        &
Offices
Business Address                 with Underwriter           with Registrant

Jason Bach                       Vice President             None
31 Raquel Drive
Marietta, GA 30064

William Beardsley (2)            Vice President             None

Peter Beebe                      Vice President             None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship           Vice President             None
17011 Woodbank
Spring, TX  77379

Kevin Brosmith                   Senior Vice President      None.
856 West Fullerton
Chicago, IL  60614

Susan Burton(2)                  Vice President             None

Robert Coli                      Vice President             None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin                 Vice President             None
1730 N. Clark Street
#3203
Chicago, IL 60614

Jeff Damia(2)                    Vice President             None

Stephen Demetrovits(2)           Vice President             None

Christopher DeSimone             Vice President             None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael Dickson                  Vice President             None
21 Trinity Avenue
Glastonburg, CT 06033

Joseph DiMauro                   Vice President             None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Andrew John Donohue(2)           Executive Vice             Secretary
                                 President and Director

G. Patrick Dougherty (2)         Vice President             None

Cliff Dunteman                   Vice President             None
940 Wedgewood Drive
Crystal Lake, IL 60014

Wendy H. Ehrlich                 Vice President             None
4 Craig Street
Jericho, NY 11753

Kent Elwell                      Vice President             None
35 Crown Terrace
Yardley, PA  19067

George Fahey                     Vice President             None
9 Townview Ct.
Flemington, NJ 08822

Eric Fallon                      Vice President             None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)             Vice President and         None
                                 Corporate Secretary

Mark Ferro                       Vice President             None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)            Vice President             None

John ("J") Fortuna(2)            Vice President             None

Ronald R. Foster                 Senior Vice President      None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece(1)               Assistant Vice President   None

Luiggino Galleto                 Vice President             None
10302 Riesling Court
Charlotte, NC 28277

Michelle Gans                    Vice President             None
18771 The Pines
Eden Prairie, MN 55347

L. Daniel Garrity                Vice President             None
27 Covington Road
Avondale Estates, GA 30002

Lucio Giliberti                  Vice President             None
6 Cyndi Court
Flemington, NJ 08822

Ralph Grant(2)                   Senior Vice President/     None
                                 National Sales Manager

Michael Guman                    Vice President             None
3913 Pleasent Avenue
Allentown, PA 18103

Webb Heidinger                   Vice President             None
90 Gates Street
Portsmouth, NH 03801

Phillip Hemery                   Vice President             None
184 Park Avenue
Rochester, NY 14607

Brian Husch(2)                   Vice President             None

Edward Hrybenko (2)              Vice President             None

Richard L. Hymes(2)              Assistant Vice President   None

Byron Ingram(1)                  Assistant Vice President   None

Kathleen T. Ives(1)              Vice President             None

Eric K. Johnson                  Vice President             None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson                  Vice President             None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                     Vice President             None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

John Kavanaugh                   Vice President             None
2 Cervantes Blvd., Apt. #301
San Francisco, CA 94123

Brian Kelly                      Vice President             None
60 Larkspur Road
Fairfield, CT  06430

Michael Keogh(2)                 Vice President             None

Lisa Klassen(1)                  Assistant Vice President   None

Richard Klein                    Senior Vice President      None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Brent Krantz                     Vice President             None
2609 SW 149th Place
Seattle, WA 98166

Oren Lane                        Vice President             None
5286 Timber Bend Drive
Brighton, MI  48116

Dawn Lind                        Vice President             None
21 Meadow Lane
Rockville Centre, NY 11570

James Loehle                     Vice President             None
30 Wesley Hill Lane
Warwick, NY 10990

John Lynch (2)                   Vice President             None

Michael Magee(2)                 Vice President             None

Steve Manns                      Vice President             None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                      Vice President             None
3 St. Marks Place
Cold Spring Harbor, NY 11724

LuAnn Mascia(2)                  Assistant Vice President   None

Theresa-Marie Maynier            Vice President             None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello              Vice President             None
704 Beaver Road
Leetsdale, PA 15056

John McDonough                   Vice President             None
3812 Leland Street
Chevy Chase, MD  20815

Kent McGowan                     Vice President             None
18424 12th Avenue West
Lynnwood, WA 98037

Laura Mulhall(2)                 Senior Vice President      None

Charles Murray                   Vice President             None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                     Vice President             None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marie Nakamura            Vice President             None
4111 Colony Plaza
Newport Beach, CA 92660

John Nesnay                      Vice President             None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin Neznek(2)                  Vice President             None

Chad V. Noel                     Vice President             None
2408 Eagleridge Drive
Henderson, NV  89014

Alan Panzer                      Assistant Vice President   None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin Parchinski                 Vice President             None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                    Vice President             None
2707 Via Arboleda
San Clemente, CA 92672

Brian Perkes                     Vice President             None
8734 Shady Shore Drive
Frisco, TX 75034

Charles K. Pettit                Vice President             None
22 Fall Meadow Drive
Pittsford, NY  14534

Bill Presutti(2)                 Vice President             None

Steve Puckett                    Vice President             None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                  Senior Vice President      None

Minnie Ra                        Vice President             None
100 Dolores Street, #203
Carmel, CA 93923

Dustin Raring                    Vice President             None
184 South Ulster
Denver, CO 80220

Michael Raso                     Vice President             None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

Douglas Rentschler               Vice President             None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Richter(2)              Assistant Vice President   None

Ruxandra Risko(2)                Vice President             None

David Robertson(2)               Senior Vice President,     None
                                 Director of Variable
                                    Accounts

Kenneth Rosenson                 Vice President             None
26966 W. Malibu
Cove Colony Drive
Malibu, CA 90265

James Ruff(2)                    President & Director       None

William Rylander (2)             Vice President             None

Alfredo Scalzo                   Vice President             None
9616 Lale Chase Island Way
Tampa, FL  33626

Michael Sciortino                Vice President             None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                       Vice President             None
862 McNeill Circle
Woodland, CA  95695

Michelle Simone - Ricter(2)      Assistant Vice President   None

Kristen Sims (2)                 Vice President             None

Douglas Smith                    Vice President             None
808 South 194th Street
Seattle,WA 98148

David Sturgis                    Vice President             None
81 Surrey Lane
Boxford, MA 01921

Peter Sullivan                   Vice President             None
21445 S. E 35th Street
Issaquah, WA  98029

Brian Summe                      Vice President             None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)               Vice President             None

Andrew Sweeny                    Vice President             None
5967 Bayberry Drive
Cincinnati, OH 45242

George Sweeney                   Senior Vice President      None
5 Smokehouse Lane
Hummelstown, PA  17036

Scott McGregor Tatum             Vice President             None
704 Inwood
Southlake, TX  76092

Martin Telles(2)                 Senior Vice President      None

David G. Thomas                  Vice President             None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Tanya Valency (2)                Assistant Vice President   None

Mark Vandehey(1)                 Vice President             None

Brian Villec (2)                 Vice President             None

Andrea Walsh(1)                  Vice President             None

Suzanne Walters(1)               Assistant Vice President   None

Michael Weigner                  Vice President             None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise                       Vice President             None
3249 Earlmar Drive
Los Angeles, CA  90064

Marjorie Williams                Vice President             None
6930 East Ranch Road
Cave Creek, AZ  85331

Cary Wozniak                     Vice President             None
18808 Bravata Court
San Diego, CA 92128

Gregor Yuska(2)                  Vice President             None

(1)6803 South Tucson Way, Englewood, CO 80112
(2)Two World Trade Center, New York, NY 10048
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.


Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 1st day of February, 2001.


                                       Bond Fund Series
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                       By:  /s/ Bridget A. Macaskill,
                                          Bridget A. Macaskill,
                                          Chairman of the Board and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                      Date


/s/ Bridget A Macaskill*            Chairman of the Board,  February 1, 2001
-------------------------------------President (Principal
Bridget A. Macaskill                Executive Officer) and

                                     Trustee

/s/ John Cannon*

------------------------------------ Trustee                February 1, 2001
John Cannon

/s/ Paul Y. Clinton*                Trustee                 February 1, 2001

-------------------------------------
Paul Y. Clinton


/s/ Thomas W. Courtney*             Trustee                 February 1, 2001

-------------------------------------
Thomas W. Courtney

/s/ Robert G. Galli*

------------------------------------- Trustee               February 1, 2001
Robert G. Galli

/s/ Lacy B. Herrmann*               Trustee                 February 1, 2001

-------------------------------------
Lacy B. Herrmann


/s/ George Loft*                    Trustee                 February 1, 2001

-------------------------------------
George Loft

/s/ Brian W. Wixted*

------------------------------------- Treasurer,Chief
                                      Financial            February 1, 2001
Brian W. Wixted                       and Accounting Officer


*By /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-fact

                                BOND FUND SERIES
                   OPPENHEIMER CONVERTIBLE SECURITIES FUND


                                  EXHIBIT INDEX





Exhibit No.             Description


23(a)(v) Amendment to the Amended and Restated Agreement and Declaration of Trust dated 6/10/98

23(c)(iv)               Specimen Class N Share Certificate

23(j)                   Independent Auditors Consent

23(o)                   Power  of  Attorney   for  Robert  G. Galli

23(m)(iv)               Distribution and Service Plan and Agreement